UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 95.8%
FOREIGN BONDS — 59.3%
Argentina — 1.2%
Argentine Bonos del Tesoro, Unsec’d. Notes	22.750%	03/05/18	ARS	35,378	$1,794,118
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	3.375%	10/12/20	CHF	3,860	4,275,843
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.250%	01/15/28	EUR	2,540	3,204,265
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	826	1,189,227
Argentine Republic Government International Bond, Unsec’d. Notes	5.000%	01/15/27	EUR	3,000	3,776,073
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375%	01/20/23	EUR	1,000	1,313,041

					15,552,567

Australia — 0.2%
Australia Government Bond, Sr. Unsec’d. Notes	3.000%	03/21/47	AUD	2,400	1,783,080
Australia Government Bond, Sr. Unsec’d. Notes	4.250%	04/21/26	AUD	600	537,184
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000%	08/20/24	AUD	200	182,482

					2,502,746

Austria — 0.4%
Austria Government International Bond, Sr. Unsec’d. Notes, 144A, EMTN	5.000%	12/20/24	CAD	3,500	3,201,703
Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	1,440	1,467,700

					4,669,403

Belgium — 0.9%
Belgium Government Bond, Sr. Unsec’d. Notes, 144A	0.800%	06/22/27	EUR	680	841,156
Belgium Government Bond, Sr. Unsec’d. Notes, 144A	0.800%	06/22/28	EUR	1,340	1,635,304
Belgium Government International Bond, Sr. Unsec’d. Notes	9.375%	02/21/20	GBP	2,302	3,813,057
Belgium Government International Bond, Unsec’d. Notes, 144A	8.875%	12/01/24		750	992,751
Belgium Government International Bond, Unsec’d. Notes, EMTN	5.000%	04/24/18	GBP	2,850	4,088,048
Belgium Government International Bond, Unsec’d. Notes, EMTN	5.700%	05/28/32	GBP	150	299,105

					11,669,421

Brazil — 1.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		3,800	3,857,000
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	5,028	6,656,432
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.625%	01/13/28		540	536,490
Brazilian Loan Trust I, Gov’t. Gtd. Notes	5.477%	07/24/23		1,439	1,504,715
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25		545	539,664
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21		190	193,800
Petrobras Global Finance BV, Gtd. Notes	3.750%	01/14/21	EUR	1,050	1,397,017
Petrobras Global Finance BV, Gtd. Notes	4.250%	10/02/23	EUR	1,400	1,918,311

					16,603,429

Bulgaria — 0.9%
Bulgaria Government International Bond, Sr. Unsec’d. Notes	2.950%	09/03/24	EUR	6,765	9,564,264
Bulgaria Government International Bond, Unsec’d. Notes, GMTN	2.625%	03/26/27	EUR	1,000	1,381,854
Bulgaria Government International Bond, Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	100	138,123

					11,084,241

Canada — 1.9%
Agrium, Inc., Sr. Unsec’d. Notes	3.375%	03/15/25		1,450	1,432,141
Agrium, Inc., Sr. Unsec’d. Notes	6.125%	01/15/41		25	31,029
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250%	04/01/42		35	40,778
Barrick North America Finance LLC, Gtd. Notes	5.700%	05/30/41		45	54,680
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950%	10/15/39		50	61,603
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500%	12/01/24		1,500	1,576,875
Canadian Government Bond, Unsec’d. Notes	1.750%	09/01/19	CAD	600	487,532
Canadian Government Bond, Unsec’d. Notes	4.000%	06/01/41	CAD	650	679,826
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes	3.850%	06/01/27		3,000	3,019,986
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%	05/15/18		77	77,980
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/27		3,500	3,473,131
City of Toronto, Sr. Unsec’d. Notes	3.500%	06/02/36	CAD	2,000	1,675,236
City of Vancouver, Unsec’d. Notes	4.500%	06/01/20	CAD	200	171,103
Hydro-Quebec, Local Gov’t. Gtd. Notes	8.400%	01/15/22		22	26,150
Hydro-Quebec, Local Gov’t. Gtd. Notes	8.625%	06/15/29		600	864,374
Hydro-Quebec, Local Gov’t. Gtd. Notes	9.400%	02/01/21		180	212,559
Methanex Corp., Sr. Unsec’d. Notes	4.250%	12/01/24		1,500	1,508,581
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450%	06/01/20	CAD	2,100	1,796,610
Ontario Teachers’ Finance Trust, Local Gov’t. Gtd. Notes, 144A	2.125%	09/19/22		1,750	1,695,630
Province of British Columbia, Unsec’d. Notes	3.200%	06/18/44	CAD	200	168,112
Province of British Columbia, Unsec’d. Notes	7.875%	11/30/23	CAD	1,552	1,580,739
Province of Manitoba, Unsec’d. Notes	2.550%	06/02/26	CAD	250	198,526
Province of Manitoba, Unsec’d. Notes	8.800%	01/15/20		360	400,356
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250%	11/15/19		10	10,925
Province of Quebec, Unsec’d. Notes	7.125%	02/09/24		1,139	1,381,329
Province of Quebec, Unsec’d. Notes, MTN	6.350%	01/30/26		300	356,108
Province of Quebec, Unsec’d. Notes, MTN	7.140%	02/27/26		430	532,822

					23,514,721

Cayman Islands — 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950%	11/24/19		2,150	2,287,063

Chile — 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%	01/30/25	EUR	100	129,504
Chile Government International Bond, Sr. Unsec’d. Notes	1.750%	01/20/26	EUR	240	310,668
Chile Government International Bond, Sr. Unsec’d. Notes	1.875%	05/27/30	EUR	400	510,777

					950,949

China — 0.1%
China Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	06/01/21	EUR	1,000	1,238,393
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500%	04/28/20		500	495,038

					1,733,431

Colombia — 1.0%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	1,030,000

Colombia Government International Bond, Sr. Unsec’d. Notes	8.375%	02/15/27		2,395	2,939,863
Colombia Government International Bond, Sr. Unsec’d. Notes	10.375%	01/28/33		800	1,263,000
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%	02/25/20		715	843,128
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%	03/22/26	EUR	4,430	6,391,115

					12,467,106

Croatia — 0.3%
Croatia Government International Bond, Sr. Unsec’d. Notes	3.875%	05/30/22	EUR	3,000	4,154,276

Cyprus — 1.9%
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	3.750%	07/26/23	EUR	10,600	14,805,901
Cyprus Government International Bond, Sr. Unsec’d. Notes, EMTN	4.250%	11/04/25	EUR	3,869	5,606,563
Cyprus Government International Bond, Unsec’d. Notes, EMTN	3.875%	05/06/22	EUR	2,500	3,474,964

					23,887,428

Denmark — 0.1%
Denmark Government Bond, Unsec’d. Notes	1.750%	11/15/25	DKK	3,520	644,824
Denmark Government Bond, Unsec’d. Notes	3.000%	11/15/21	DKK	3,000	559,858
Denmark Government Bond, Unsec’d. Notes	4.500%	11/15/39	DKK	1,800	496,298

					1,700,980

Dominican Republic — 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes(a)	7.500%	05/06/21		4,000	4,342,000

Finland — 0.1%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%	02/15/26		600	745,848

France — 3.9%
Agence Francaise de Developpement, Sr. Unsec’d. Notes	1.625%	01/21/20		2,000	1,967,234
BNP Paribas SA, Sr. Unsec’d. Notes, 144A	3.375%	01/09/25		4,800	4,745,041
BNP Paribas SA, Sr. Unsec’d. Notes, EMTN	6.420%	09/11/23	MXN	250	11,833
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450%	10/26/18	CAD	700	579,762
Credit Agricole Assurances SA, Sub. Notes	4.250%	12/31/49	EUR	2,000	2,791,647
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes	2.250%	02/18/20		250	248,637
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21		1,500	1,453,318
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A	2.500%	01/25/21		1,250	1,243,664
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	0.875%	09/07/21	GBP	200	278,960
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	1.125%	02/24/19	GBP	400	569,190
Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, EMTN	2.000%	01/22/21	EUR	1,000	1,316,441
France Government Bond OAT, Unsec’d. Notes	0.500%	05/25/26	EUR	350	428,405
France Government Bond OAT, Unsec’d. Notes	1.750%	11/25/24	EUR	300	404,935
France Government Bond OAT, Unsec’d. Notes	2.750%	10/25/27	EUR	18,000	26,304,395
France Government Bond OAT, Unsec’d. Notes	3.500%	04/25/26	EUR	4,000	6,122,219
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%, 144A	8.250%	02/15/22	EUR	300	395,355

					48,861,036

Germany — 1.4%
Bundesobligation, Unsec’d. Notes	0.500%		04/12/19	EUR	2,545	3,202,762
Bundesrepublik Deutschland Bundesanleihe, Unsec’d. Notes	0.500%		02/15/26	EUR	500	623,384
Bundesrepublik Deutschland Bundesanleihe, Unsec’d. Notes	0.500%		08/15/27	EUR	1,115	1,367,378
Bundesrepublik Deutschland Bundesanleihe, Unsec’d. Notes	1.750%		07/04/22	EUR	1,020	1,368,743
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800%		09/27/27	AUD	900	724,485
Deutsche Bank AG, Sr. Unsec’d. Notes	3.150%		01/22/21		2,760	2,755,565
Deutsche Bank AG, Sr. Unsec’d. Notes	3.300%		11/16/22		1,500	1,481,971
Douglas GmbH, Sr. Sec’d. Notes	6.250%		07/15/22	EUR	750	977,726
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250%		09/15/23	EUR	480	621,968
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A	3.750%		09/15/26	EUR	465	622,067
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700%		06/02/37	CAD	179	177,882
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500%		09/30/24	EUR	1,000	1,251,179
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000%		01/15/25	EUR	350	458,836
Volkswagen International Finance NV, Gtd. Notes	3.750%		12/31/49	EUR	1,000	1,337,493

						16,971,439

Greece — 2.7%
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	—	%(p)	10/15/42	EUR	153,880	1,045,048
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/23	EUR	1,145	1,435,102
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/24	EUR	3,685	4,554,761
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/25	EUR	2,075	2,547,350
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/26	EUR	1,145	1,397,431
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/27	EUR	4,724	5,704,906
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/28	EUR	1,220	1,480,248
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/29	EUR	1,360	1,639,308
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/30	EUR	150	179,160
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/31	EUR	3,425	4,031,689
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/32	EUR	1,055	1,228,371
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/35	EUR	1,810	2,085,033
Hellenic Republic Government Bond, Sr. Unsec’d. Notes	3.000	%(cc)	02/24/37	EUR	100	113,273
Hellenic Republic Government Bond, Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	2,640	3,481,611
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200%		07/17/34	EUR	1,800	2,289,511
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	6.140%		04/14/28	EUR	100	138,992

						33,351,794

Hong Kong — 0.2%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125%		07/23/19	HKD	5,000	674,252
Hong Kong Sukuk Ltd., Sr. Unsec’d. Notes	3.132%		02/28/27		1,500	1,477,333

						2,151,585

Hungary — 1.3%
Hungary Government Bond, Unsec’d. Notes	3.000%		10/27/27	HUF	300,000	1,263,987
Hungary Government Bond, Unsec’d. Notes	5.500%		12/20/18	HUF	100,000	419,330
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%		03/25/19		332	337,250
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%		02/21/23		2,850	3,137,964
Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%		06/11/18	EUR	500	633,393

Hungary Government International Bond, Sr. Unsec’d. Notes	5.750%	11/22/23		2,850	3,220,728
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%	01/29/20		3,200	3,414,323
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%	03/29/21		3,530	3,886,530
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250%	10/21/20		400	431,592

					16,745,097

Iceland — 0.6%
Iceland Government International Bond, Sr. Unsec’d. Notes	5.875%	05/11/22		1,000	1,120,391
Iceland Government International Bond, Sr. Unsec’d. Notes, EMTN	2.500%	07/15/20	EUR	5,006	6,593,893

					7,714,284

India — 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	5.090%	04/18/18	MXN	2,390	127,603
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	5.760%	04/05/18	AUD	1,000	808,921

					936,524

Indonesia — 1.3%
Indonesia Government International Bond, Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	5,005	7,037,349
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.150%	07/18/24	EUR	1,395	1,829,691
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	2.875%	07/08/21	EUR	746	1,002,150
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%	06/14/28	EUR	3,220	4,667,249
Majapahit Holding BV, Gtd. Notes	7.750%	01/20/20		800	870,080
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300%	05/20/23		500	518,076

					15,924,595

Ireland — 0.3%
CRH America, Inc., Gtd. Notes	8.125%	07/15/18		110	112,879
Ireland Government Bond, Unsec’d. Notes	2.400%	05/15/30	EUR	1,200	1,683,522
Ireland Government Bond, Unsec’d. Notes	5.400%	03/13/25	EUR	900	1,487,026

					3,283,427

Israel — 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500%	01/18/27	EUR	2,000	2,525,328
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	4.625%	03/18/20	EUR	330	449,210

					2,974,538

Italy — 4.9%
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.125%	07/14/22		2,500	2,464,235
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375%	01/12/23		310	307,186
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	0.650%	10/15/23	EUR	2,000	2,423,341
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	1.350%	04/15/22	EUR	535	683,871
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	2.000%	12/01/25	EUR	2,200	2,789,469
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	3.750%	09/01/24	EUR	7,855	11,204,571
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	4.500%	03/01/26	EUR	8,545	12,821,362
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	6.500%	11/01/27	EUR	2,695	4,667,231
Italy Buoni Poliennali Del Tesoro, Unsec’d. Notes	2.050%	08/01/27	EUR	2,100	2,615,645
Italy Government International Bond, Sr. Unsec’d. Notes	6.875%	09/27/23		2,700	3,175,470

Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, EURIBOR ICE Swap Rate 11:00am (Cap 7.000%, Floor 2.000%)	2.000	%(c)	06/15/20	EUR	900	1,165,383
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	4.250	%(cc)	06/28/29	EUR	5,018	7,441,087
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.200%		07/31/34	EUR	250	404,391
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250%		12/07/34	GBP	572	971,339
Italy Government International Bond, Sr. Unsec’d. Notes, EMTN	6.000%		08/04/28	GBP	1,661	2,893,314
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.375%		06/15/33		590	681,511
Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	3.518	%(s)	03/27/23		775	642,288
Moby SpA, Sr. Sec’d. Notes, 144A	7.750%		02/15/23	EUR	450	530,766
Region of Lazio, Sr. Unsec’d. Notes	3.088%		03/31/43	EUR	1,000	1,231,836
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875%		05/19/23	GBP	500	820,446
Wind Tre SpA, Sr. Sec’d. Notes, 144A	2.625%		01/20/23	EUR	640	738,975
Wind Tre SpA, Sr. Sec’d. Notes, 144A	3.125%		01/20/25	EUR	1,320	1,507,452

						62,181,169

Japan — 3.6%
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	0.375%		10/21/19	EUR	1,000	1,249,734
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	1.500%		07/21/21		2,000	1,911,560
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	1.750%		05/29/19		1,400	1,386,238
Japan Bank for International Cooperation, Gov’t. Gtd. Notes	2.250%		02/24/20		600	596,208
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, EMTN	5.750%		08/09/19	GBP	400	606,956
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, 144A, MTN	2.000%		09/08/20		2,200	2,157,915
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, 144A, MTN	2.125%		04/13/21		1,000	974,730
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	0.875%		09/22/21	EUR	2,535	3,192,453
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	1.375%		02/05/18		1,000	999,918
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.125%		02/12/21		600	585,850
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.125%		04/13/21		1,200	1,169,676
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.500%		09/12/18		2,000	2,001,400
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	2.625%		04/20/22		1,000	985,805
Japan Finance Organization for Municipalities, Sr. Unsec’d. Notes, EMTN	3.650%		03/23/18	AUD	2,595	2,095,004
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.200%		06/20/36	JPY	450,000	3,894,147
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.400%		03/20/36	JPY	100,000	899,570
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.600%		12/20/36	JPY	665,000	6,151,844
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	0.700%		03/20/37	JPY	150,000	1,408,436
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes(k)	1.400%		09/20/34	JPY	145,000	1,536,174
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.500%		06/20/34	JPY	50,000	536,837

Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.800%	12/20/31	JPY	148,000	1,636,432
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875%	11/13/19		2,000	1,972,778
Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes	0.100%	03/10/27	JPY	218,525	2,118,978
Sumitomo Mitsui Financial Group, Inc., Sr. Unsec’d. Notes	3.102%	01/17/23		2,015	2,003,120
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	1.625%	06/06/18		1,000	999,020
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.000%	05/17/21		1,000	968,751
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.125%	05/20/19		400	397,970
Tokyo Metropolitan Government, Sr. Unsec’d. Notes	2.125%	05/19/20		1,000	987,612

					45,425,116

Kuwait — 0.2%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750%	03/20/22		2,050	2,021,792

Latvia — 0.1%
Latvia Government International Bond, Sr. Unsec’d. Notes	2.750%	01/12/20		1,000	1,002,620

Lithuania — 0.4%
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.125%	03/09/21		2,100	2,302,965
Lithuania Government International Bond, Sr. Unsec’d. Notes	6.625%	02/01/22		1,400	1,596,000
Lithuania Government International Bond, Sr. Unsec’d. Notes	7.375%	02/11/20		1,090	1,191,161

					5,090,126

Macedonia — 0.1%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975%	07/24/21	EUR	500	672,806

Malaysia — 0.6%
Malaysia Government Bond, Sr. Unsec’d. Notes	3.580%	09/28/18	MYR	6,000	1,542,639
Malaysia Government Bond, Sr. Unsec’d. Notes	3.620%	11/30/21	MYR	15	3,863
Malaysia Government Bond, Sr. Unsec’d. Notes	4.048%	09/30/21	MYR	13,815	3,595,597
Malaysia Government Bond, Sr. Unsec’d. Notes	4.059%	09/30/24	MYR	10,000	2,581,695

					7,723,794

Mexico — 2.4%
Mexico Government International Bond, Sr. Unsec’d. Notes	1.375%	01/15/25	EUR	620	771,276
Mexico Government International Bond, Sr. Unsec’d. Notes	1.875%	02/23/22	EUR	2,400	3,124,553
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	3,275	4,425,271
Mexico Government International Bond, Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	950	1,119,739
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	800	974,394
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	3,500	4,612,144
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	5.500%	02/17/20	EUR	400	550,755
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625%	03/19/2114	GBP	200	310,824
Mexico Government International Bond, Sr. Unsec’d. Notes, EMTN	6.750%	02/06/24	GBP	1,044	1,851,072

Mexico Government International Bond, Sr. Unsec’d. Notes, GMTN	1.625%		03/06/24	EUR	1,400	1,790,837
Petroleos Mexicanos, Gtd. Notes	3.125%		11/27/20	EUR	500	663,488
Petroleos Mexicanos, Gtd. Notes	5.500%		02/24/25	EUR	2,390	3,531,113
Petroleos Mexicanos, Gtd. Notes, EMTN	2.500%		08/21/21	EUR	900	1,172,300
Petroleos Mexicanos, Gtd. Notes, EMTN	3.750%		11/16/25	GBP	800	1,148,374
Petroleos Mexicanos, Gtd. Notes, EMTN(a)	3.750%		04/16/26	EUR	700	916,400
Petroleos Mexicanos, Gtd. Notes, EMTN	3.750%		02/21/24	EUR	1,300	1,751,034
Petroleos Mexicanos, Gtd. Notes, EMTN	8.250%		06/02/22	GBP	928	1,633,129

						30,346,703

Netherlands — 0.8%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750%		07/28/25		1,000	1,046,554
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes	5.150%		03/07/25	CAD	1,000	920,870
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		03/03/21	NZD	3,000	2,038,178
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		03/29/21	NZD	2,200	1,503,265
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		05/12/21	ZAR	10,000	649,639
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		06/22/21	ZAR	6,000	395,209
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	0.500%		06/07/22	ZAR	10,000	593,777
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	3.184	%(s)	04/05/28	CAD	700	397,674
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, EMTN	7.000%		12/09/21	AUD	2,000	1,841,990
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%		05/23/22	AUD	338	301,900
Ziggo Bond Finance BV, Sr. Unsec’d. Notes	4.625%		01/15/25	EUR	750	961,375

						10,650,431

New Zealand — 0.5%
Auckland Council, Sr. Sec’d. Notes	2.900%		09/16/27	AUD	1,000	759,021
Auckland Council, Sr. Sec’d. Notes	3.500%		03/09/26	AUD	2,000	1,604,669
New Zealand Government Bond, Sr. Unsec’d. Notes	4.500%		04/15/27	NZD	1,500	1,245,379
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	2.750%		04/15/25	NZD	1,800	1,261,702
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	4.500%		04/15/27	NZD	1,800	1,395,853
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	6.000%		05/15/21	NZD	500	406,805

						6,673,429

Norway — 0.4%
City of Oslo, Sr. Unsec’d. Notes	3.600%		12/06/22	NOK	1,000	140,498
City of Oslo, Sr. Unsec’d. Notes	3.650%		11/08/23	NOK	9,000	1,271,031
City of Oslo, Unsec’d. Notes	4.900%		11/04/19	NOK	5,000	689,122
Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125%		05/14/21	NZD	2,850	2,252,404
Silk Bidco AS, Sr. Sec’d. Notes (original cost $817,804; purchased 02/18/16)(f)	7.500%		02/01/22	EUR	750	963,908

						5,316,963

Panama — 0.2%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	421,200

Panama Government International Bond, Sr. Unsec’d. Notes	8.125%		04/28/34		138	190,785
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		622	789,940
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		04/01/29		800	1,203,200
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	330,000

						2,935,125

Peru — 0.7%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.933	%(s)	06/02/25		1,000	863,750
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(s)	05/31/18		325	320,154
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	3,920	5,358,462
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750%		03/01/30	EUR	1,800	2,699,084

						9,241,450

Poland — 1.0%
Poland Government Bond, Unsec’d. Notes	1.750%		07/25/21	PLN	2,000	587,015
Poland Government Bond, Unsec’d. Notes	2.500%		07/25/27	PLN	8,000	2,210,271
Poland Government Bond, Unsec’d. Notes	3.250%		07/25/19	PLN	1,000	306,206
Poland Government Bond, Unsec’d. Notes	3.250%		07/25/25	PLN	5,050	1,513,973
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%		03/23/22		7,355	7,941,591

						12,559,056

Portugal — 2.3%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	5.125%		10/15/24		4,500	4,836,465
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	7,565	11,031,183
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	5.650%		02/15/24	EUR	8,375	13,205,276

						29,072,924

Romania — 0.8%
Romanian Government International Bond, Sr. Unsec’d. Notes	6.500%		06/18/18	EUR	1,000	1,271,898
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375%		04/19/27	EUR	2,800	3,563,270
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.625%		04/24/24	EUR	730	1,041,200
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875%		10/29/35	EUR	1,000	1,356,562
Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	6.750%		02/07/22		300	340,200
Romanian Government International Bond, Unsec’d. Notes, 144A, MTN	2.875%		05/26/28	EUR	1,100	1,438,006
Romanian Government International Bond, Unsec’d. Notes, MTN	2.875%		05/26/28	EUR	700	915,094

						9,926,230

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250%		04/06/24	GBP	500	743,646

Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	2.850%	10/25/19	CHF	2,000	2,222,938
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	5.338%	09/25/20	GBP	1,200	1,835,593
Russian Foreign Bond, Sr. Unsec’d. Notes	4.500%	04/04/22		400	419,373

					5,221,550

Saudi Arabia — 0.5%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21		1,200	1,163,904
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.875%	03/04/23		3,335	3,259,962
Saudi Government International Bond, Sr. Unsec’d. Notes, EMTN	2.875%	03/04/23		1,300	1,270,750

					5,694,616

Singapore — 0.1%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	403,072
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265%	02/19/20	SGD	500	392,975

					796,047

Slovak Republic — 0.2%
Slovakia Government International Bond, Sr. Unsec’d. Notes	2.125%	10/16/23	CHF	2,000	2,385,173

Slovenia — 0.8%
Slovenia Government International Bond, Sr. Unsec’d. Notes	4.750%	05/10/18		1,500	1,507,950
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.250%	02/18/24		213	238,798
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	5.250%	02/18/24		7,709	8,642,683

					10,389,431

South Africa — 0.4%
Sappi Papier Holding GmbH, Gtd. Notes	3.375%	04/01/22	EUR	600	757,971
South Africa Government Bond, Sr. Unsec’d. Notes	6.750%	03/31/21	ZAR	10,000	830,558
South Africa Government Bond, Unsec’d. Notes	7.000%	02/28/31	ZAR	1,800	128,180
South Africa Government Bond, Unsec’d. Notes	10.500%	12/21/26	ZAR	5,000	474,791
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	1,000	1,356,342
South Africa Government International Bond, Unsec’d. Notes, EMTN	3.800%	09/07/21	JPY	100,000	983,919
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%	06/24/20		1,000	1,012,300

					5,544,061

South Korea — 0.4%
Export-Import Bank of Korea, Sr. Unsec’d. Notes	5.125%	10/15/19	NZD	200	152,016
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	2.711%	12/05/19	CAD	200	161,948
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	3.500%	09/26/19	AUD	100	80,994
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	4.430%	09/14/18	AUD	2,318	1,877,412
Export-Import Bank of Korea, Sr. Unsec’d. Notes, EMTN	5.375%	09/12/19	AUD	1,000	835,808
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	3.500%	07/28/21	NZD	1,500	1,104,920
Korea International Bond, Sr. Unsec’d. Notes	2.125%	06/10/24	EUR	100	133,611
Korea International Bond, Sr. Unsec’d. Notes	4.250%	12/07/21	EUR	200	286,065

					4,632,774

Spain — 5.2%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875%		01/28/25	EUR	1,900	2,470,330
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.500%		05/27/24	EUR	400	571,985
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	5.900%		05/28/30	EUR	2,000	2,781,322
Banco Santander SA, Sr. Unsec’d. Notes	4.250%		04/11/27		2,200	2,256,917
Institut Catala de Finances Capital SGEIC SA, Local Gov’t. Gtd. Notes	—	%(p)	07/05/22	EUR	1,000	1,072,321
Instituto de Credito Oficial, Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		1,000	995,269
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	0.963%		09/22/22	SEK	20,000	2,531,276
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	3.250%		06/28/24	CHF	300	372,764
Instituto de Credito Oficial, Gov’t. Gtd. Notes, EMTN	5.000%		03/31/20	CAD	1,800	1,519,595
Spain Government Bond, Sr. Unsec’d. Notes(k)	1.400%		01/31/20	EUR	1,800	2,307,385
Spain Government Bond, Sr. Unsec’d. Notes(k)	2.750%		04/30/19	EUR	1,150	1,483,074
Spain Government Bond, Sr. Unsec’d. Notes, 144A	1.450%		10/31/27	EUR	1,785	2,219,781
Spain Government Bond, Sr. Unsec’d. Notes, 144A	2.900%		10/31/46	EUR	300	401,432
Spain Government Bond, Sr. Unsec’d. Notes, 144A(k)	3.800%		04/30/24	EUR	1,520	2,238,362
Spain Government Bond, Sr. Unsec’d. Notes, 144A(k)	4.650%		07/30/25	EUR	15,050	23,625,421
Spain Government Bond, Sr. Unsec’d. Notes, 144A	5.150%		10/31/28	EUR	1,800	3,031,587
Spain Government Bond, Sr. Unsec’d. Notes, 144A(k)	5.850%		01/31/22	EUR	3,705	5,632,930
Spain Government Bond, Sr. Unsec’d. Notes, 144A	5.900%		07/30/26	EUR	500	856,524
Spain Government Bond, Unsec’d. Notes, 144A(k)	1.600%		04/30/25	EUR	300	389,865
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250%		04/06/29	GBP	5,445	9,024,722

						65,782,862

Supranational Bank — 2.5%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%		09/29/20	AUD	445	335,979
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%		09/21/21	NZD	3,100	2,092,284
Corp. Andina de Fomento, Sr. Unsec’d. Notes	2.200%		07/18/20		400	396,000
Corp. Andina de Fomento, Sr. Unsec’d. Notes	2.750%		01/06/23		1,350	1,328,346
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.375%		06/15/22		3,300	3,489,585
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN	1.875%		05/29/21	EUR	400	521,697
Corp. Andina de Fomento, Sr. Unsec’d. Notes, MTN	4.000%		03/31/21	AUD	1,636	1,350,698
EUROFIMA, Sr. Unsec’d. Notes, EMTN	5.150%		12/13/19	CAD	540	461,617
EUROFIMA, Sr. Unsec’d. Notes, MTN	6.250%		12/28/18	AUD	1,300	1,086,436
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%		09/01/23	AUD	400	277,770
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%		11/21/23	AUD	1,200	827,939
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	4.600%		01/30/37	CAD	1,500	1,442,415
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%		06/21/23	AUD	2,500	1,751,813
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%		07/21/23	AUD	800	559,059
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%		08/10/23	AUD	1,210	844,051
European Investment Bank, Sr. Unsec’d. Notes, EMTN	0.500%		10/26/23	AUD	6,930	4,817,461
European Investment Bank, Sr. Unsec’d. Notes, EMTN	1.250%		05/12/25	SEK	16,500	2,112,203
European Investment Bank, Sr. Unsec’d. Notes, EMTN	3.250%		05/24/23	NOK	10,000	1,392,468
European Investment Bank, Sr. Unsec’d. Notes, EMTN	4.600%		01/30/37	CAD	150	145,943
Inter-American Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%		05/23/23	CAD	744	539,545
Inter-American Development Bank, Unsec’d. Notes, EMTN	0.500%		10/30/20	ZAR	2,250	153,882
Inter-American Development Bank, Unsec’d. Notes, EMTN	0.500%		11/30/20	ZAR	1,840	123,978
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	0.500%		07/29/22	AUD	350	251,652
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	7.775	%(s)	09/19/22	MXN	12,500	472,504
International Bank for Reconstruction & Development, Unsec’d. Notes, EMTN	0.500%		03/07/22	AUD	1,145	833,249

International Bank for Reconstruction & Development, Unsec’d. Notes, EMTN	0.500%	03/28/22	AUD	200	145,290
International Finance Corp., Sr. Unsec’d. Notes, EMTN	0.500%	09/13/19	AUD	2,000	1,549,907
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875%	09/02/25	NZD	2,000	1,508,049
North American Development Bank, Sr. Unsec’d. Notes	2.400%	10/26/22		750	727,292

					31,539,112

Sweden — 0.8%
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	3.125%	07/15/24	EUR	560	685,430
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	0.625%	11/13/23	SEK	15,000	1,865,087
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	1.500%	05/12/25	SEK	7,000	898,978
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, EMTN	1.625%	01/22/20	CAD	4,000	3,216,394
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%	08/17/22	AUD	200	172,654
Sweden Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	0.125%	04/24/23	EUR	720	889,214
Swedish Export Credit Corp., Sr. Unsec’d. Notes	4.910%	04/23/19	NZD	985	739,196
Swedish Export Credit Corp., Sr. Unsec’d. Notes, EMTN	3.760%	05/28/19	AUD	787	644,668
Swedish Export Credit Corp., Sr. Unsec’d. Notes, EMTN	4.200%	12/16/20	AUD	700	577,672

					9,689,293

Switzerland — 0.7%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	3.869%	01/12/29		735	730,455
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	4.282%	01/09/28		2,690	2,764,208
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000%	04/14/23	CHF	1,000	1,102,519
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	2.859%	08/15/23		990	968,577
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	3.491%	05/23/23		1,100	1,105,814
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125%	09/24/25		2,500	2,582,878

					9,254,451

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200%	03/17/31	JPY	100,000	741,962

Turkey — 0.6%
Turkey Government Bond, Unsec’d. Notes	9.000%	07/24/24	TRY	3,000	707,754
Turkey Government International Bond, Sr. Unsec’d. Notes	4.125%	04/11/23	EUR	2,965	3,989,520
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	324,739
Turkey Government International Bond, Sr. Unsec’d. Notes	7.000%	06/05/20		1,800	1,930,392
Turkey Government International Bond, Sr. Unsec’d. Notes, MTN	3.250%	06/14/25	EUR	750	947,918

					7,900,323

Ukraine — 0.2%
Ukraine Government International Bond, Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		1,875	1,902,641

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes, 144A	2.500%	10/11/22		2,365	2,298,780

United Kingdom — 4.2%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125%	09/15/24	GBP	230	333,097
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%	02/01/22	GBP	400	586,682

Barclays PLC, Sr. Unsec’d. Notes	3.650%		03/16/25		800	788,730
Barclays PLC, Sr. Unsec’d. Notes	4.375%		01/12/26		3,550	3,640,447
Barclays PLC, Sub. Notes	5.200%		05/12/26		6,440	6,800,035
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250%		02/28/47	GBP	185	267,924
CPUK Finance Ltd., Sec’d. Notes, 144A	4.875%		02/28/47	GBP	110	159,179
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	90,667
HSBC Holdings PLC, Sub. Notes	4.250%		08/18/25		1,255	1,284,524
Jaguar Land Rover Automotive PLC, Gtd. Notes	3.875%		03/01/23	GBP	700	1,030,768
Lloyds Banking Group PLC, Sr. Unsec’d. Notes	2.907%		11/07/23		1,850	1,804,863
Lloyds Banking Group PLC, Sub. Notes	4.582%		12/10/25		2,250	2,319,823
Pentair Finance Sarl, Gtd. Notes	2.450%		09/17/19	EUR	250	322,057
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		30	32,219
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875%		09/12/23		1,000	1,009,382
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000%		03/08/23	EUR	700	910,737
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.500%		03/22/23	EUR	1,500	2,002,950
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571%		01/10/23		3,065	3,074,731
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500%		07/01/24	EUR	750	991,064
United Kingdom Gilt, Unsec’d. Notes	2.000%		09/07/25	GBP	100	149,266
United Kingdom Gilt, Unsec’d. Notes(k)	3.250%		01/22/44	GBP	320	573,422
United Kingdom Gilt, Unsec’d. Notes	3.500%		01/22/45	GBP	3,080	5,780,954
United Kingdom Gilt, Unsec’d. Notes(k)	4.250%		03/07/36	GBP	7,190	13,963,995
United Kingdom Gilt, Unsec’d. Notes	4.250%		09/07/39	GBP	2,130	4,267,107
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500%		01/15/25	GBP	495	732,696

						52,917,319

Uruguay — 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%		10/27/27		1,000	1,061,000
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	159,395

						1,220,395

TOTAL FOREIGN BONDS (cost $696,643,630)						745,530,452

ASSET-BACKED SECURITIES — 10.5%
Automobiles — 0.4%
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21		800	803,968
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21		1,900	1,879,374
Onemain Direct Auto Receivables Trust, Series 2017-2A, Class D, 144A	3.420%		10/15/24		700	693,812
Onemain Direct Auto Receivables Trust, Series 2017-2A, Class E, 144A	4.740%		11/14/25		1,000	1,000,918
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760%		12/15/22		400	398,661

						4,776,733

Collateralized Loan Obligations — 5.9%
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.002	%(c)	07/15/29		500	503,040
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.022	%(c)	01/16/30		500	502,545
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.312	%(c)	10/15/28		3,000	3,042,294

Battalion CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	2.911	%(c)	10/17/26		1,350	1,353,375
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.694	%(c)	07/18/30		2,000	2,014,040
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	07/15/29		1,250	1,260,393
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	%(c)	10/15/30		750	756,345
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A, 3 Month LIBOR + 1.750%	3.481	%(c)	04/17/25		3,000	3,001,858
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A	—	%(p)	01/17/28		4,000	4,000,000
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	04/15/29		3,750	3,773,091
Catamaran CLO (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.005	%(c)	04/22/30		2,500	2,523,501
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.972	%(c)	01/16/26		3,000	3,004,555
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29		3,500	3,535,058
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	%(c)	05/15/26		3,500	3,510,491
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A	—	%(p)	02/20/31		2,000	2,000,000
Oakhill European Credit Partners (Ireland), Series 2017-6A, Class A2, 144A	1.150	%(cc)	01/20/32	EUR	3,000	3,724,672
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.982	%(c)	07/15/30		750	758,928
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.017	%(c)	10/30/30		1,000	1,007,395
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.741	%(c)	05/21/29		3,750	3,771,747
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.015	%(c)	07/20/30		1,750	1,763,105
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.145	%(c)	12/20/28		2,000	2,017,949
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619	%(c)	10/17/30		2,000	2,011,833
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.985	%(c)	07/20/30		500	502,819
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	3.405	%(c)	10/20/28		1,000	1,008,621
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	2.580	%(c)	10/20/30		500	502,734
St. Paul’s CLO DAC (Netherlands), Series 2017-7A, Class B2, 144A	2.400%		04/30/30	EUR	1,000	1,242,755
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.031	%(c)	07/17/26		1,000	1,006,281
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	%(c)	07/20/28		2,000	2,015,234
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.445	%(c)	10/25/28		3,000	3,023,073
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.065	%(c)	07/25/29		2,500	2,517,167
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29		1,500	1,509,043
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	5.167	%(c)	10/30/23		1,000	1,000,889

York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	2.609	%(c)	01/22/31	5,000	5,037,877
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.092	%(c)	07/15/29	4,250	4,281,303
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.012	%(c)	04/15/30	750	751,501

					74,235,512

Consumer Loans — 1.4%
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25	400	401,222
Lendmark Funding Trust, Series 2017-1A, Class B, 144A	3.770%		12/22/25	700	697,149
Lendmark Funding Trust, Series 2017-2A, Class B, 144A	3.380%		05/20/26	2,000	1,991,543
Lendmark Funding Trust, Series 2017-2A, Class C, 144A	4.330%		05/20/26	700	688,533
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	645	645,233
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	2,100	2,103,099
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,000	1,012,039
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	1,000	1,012,462
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 144A	3.350%		09/14/32	400	397,491
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	1,100	1,099,673
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	750	742,845
Oportun Funding VII LLC, Series 2017-B, Class A, 144A	3.220%		10/10/23	2,350	2,324,599
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.561	%(c)	08/25/23	1,110	1,109,789
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	1,379	1,383,626
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	1,000	1,002,544
Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860%		07/15/30	800	806,281

					17,418,128

Home Equity Loans — 1.2%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	2.521	%(c)	04/25/35	812	814,999
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-2, Class M3, 1 Month LIBOR + 2.655%	4.216	%(c)	08/25/32	661	654,927
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3, 1 Month LIBOR + 2.850%	4.411	%(c)	08/25/32	363	361,359
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	05/25/34	73	72,817
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	1.921	%(c)	10/25/35	672	673,701
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.261	%(c)	06/25/34	911	887,984
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	03/25/34	194	193,980
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	2.361	%(c)	05/25/34	276	278,226
CHEC Loan Trust, Series 2004-1, Class A3, 1 Month LIBOR + 1.000%	2.561	%(c)	07/25/34	944	923,374
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.041	%(c)	01/25/34	912	882,886
Home Equity Asset Trust, Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%	1.901	%(c)	04/25/36	294	294,031
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	2.261	%(c)	09/25/34	2,362	2,348,090
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	2.461	%(c)	04/25/34	2,197	2,168,012
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	2.761	%(c)	08/25/35	96	96,862
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.611	%(c)	09/25/33	178	176,599

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	11/25/34	2,378	2,369,602
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	2.541	%(c)	02/25/33	255	249,379
New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	2.686	%(c)	10/25/33	226	220,816
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	2.221	%(c)	11/25/33	865	842,604
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	1.991	%(c)	05/25/35	260	260,442

					14,770,690

Residential Mortgage-Backed Securities — 1.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.521	%(c)	09/25/34	159	159,777
Chase Funding Trust, Series 2003-4, Class 2A2, 1 Month LIBOR + 0.600%	2.161	%(c)	05/25/33	1,130	1,101,538
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	2.911	%(c)	10/25/37	1,614	1,622,126
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1, 1 Month LIBOR + 1.500%	3.061	%(c)	03/25/33	134	133,411
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.718	%(c)	12/26/46	1,809	1,829,313
Credit Suisse Mortgage Trust, Series 2017-6R, Class A1, 144A, 1 Month LIBOR + 1.550%	3.124	%(c)	03/06/47	1,367	1,382,361
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.386	%(c)	08/25/34	661	652,476
Fremont Home Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	2.236	%(c)	02/25/34	380	381,065
Fremont Home Loan Trust, Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.431	%(c)	05/25/34	739	739,242
GSAMP Trust, Series 2005-HE5, Class M1, 1 Month LIBOR + 0.420%	1.981	%(c)	11/25/35	28	27,829
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.181	%(c)	08/25/33	853	834,777
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.416	%(c)	07/25/34	179	177,973
New Century Home Equity Loan Trust, Series 2005-C, Class A2C, 1 Month LIBOR + 0.250%	1.811	%(c)	12/25/35	176	175,972
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.444	%(cc)	09/25/34	110	110,621
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%	2.986	%(c)	04/25/33	597	595,338
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	2.511	%(c)	08/25/33	1,992	1,942,359
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.561	%(c)	09/25/34	376	368,642
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		06/25/47	323	323,110
VOLT LXIII LLC, Series 2017-NP10, Class A1, 144A	3.000%		10/25/47	1,600	1,592,514

					14,150,444

Student Loans — 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	1.915	%(c)	07/25/25	6,600	6,100,615

TOTAL ASSET-BACKED SECURITIES (cost $128,805,284)					131,452,122

BANK LOANS — 0.1%
Consumer Cyclical - Services — 0.0%
OBOL France 3 SAS (France), Facility B, 3 Month EURIBOR + 3.250%	3.250	%(c)	04/11/23	EUR	232	289,187

Hotels, Resorts & Cruise Lines — 0.1%
Richmond Bidco Ltd. (United Kingdom), Facility B, 3 Month LIBOR + 4.250%	4.740	%(c)	03/03/24	GBP	400	562,024

TOTAL BANK LOANS (cost $802,127)						851,211

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
BANK, Series 2017-BNK5, Class A3	3.020%		06/15/60		3,600	3,550,174
BANK, Series 2017-BNK6, Class A3	3.125%		07/15/60		4,400	4,368,310
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60		5,000	4,926,484
BANK, Series 2017-BNK9, Class A3	3.279%		11/15/54		3,000	2,975,821
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.329	%(cc)	05/10/47		27,500	714,821
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class XB, IO	0.689	%(cc)	04/10/49		33,868	1,712,617
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class XB, IO	1.349	%(cc)	07/10/49		9,100	885,986
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A2	3.109%		09/15/50		2,000	1,982,124
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	1.877	%(cc)	05/15/45		3,642	236,914
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47		1,000	1,012,762
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.204	%(cc)	08/10/47		50,000	664,080
DBJPM Mortgage Trust, Series 2016-C3, Class A3	2.362%		09/10/49		1,500	1,436,461
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%		06/10/50		4,400	4,413,247
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808	%(cc)	12/10/36		3,000	2,757,574
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(cc)	09/10/35		500	490,645
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.956	%(cc)	01/25/20		18,903	298,538
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.219	%(cc)	04/25/20		25,387	480,216
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.533	%(cc)	06/25/20		11,579	342,476
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.674	%(cc)	03/25/22		9,901	568,159
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.425	%(cc)	05/25/22		11,036	551,153
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.868	%(cc)	10/25/22		19,566	655,011
FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class X1, IO	1.008	%(cc)	01/25/24		10,940	529,884
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.546	%(cc)	12/25/24		12,383	399,360
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class X1, IO	0.610	%(cc)	07/25/25		41,717	1,573,817
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.672	%(cc)	11/25/25		12,566	531,850
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.892	%(cc)	12/25/25		46,111	2,734,529
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.179	%(cc)	01/25/26		31,332	2,425,097
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.193	%(cc)	07/25/26		26,340	2,170,654
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	0.930	%(cc)	08/25/26		41,840	2,784,605
FHLMC Multifamily Structured Pass-Through Certificates, Series K717, Class X1, IO	0.500	%(cc)	09/25/21		11,470	175,902

FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.300	%(cc)	02/25/32		6,727	1,044,460
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.329	%(cc)	04/10/47		30,000	766,254
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(cc)	06/10/47		35,000	716,807
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(cc)	09/10/47		83,262	95,643
GS Mortgage Securities Trust, Series 2014-GC26, Class XB, IO	0.295	%(cc)	11/10/47		56,483	1,215,576
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49		1,500	1,499,835
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A3	3.342%		03/15/50		1,600	1,596,096
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.109%		07/15/50		4,600	4,558,360
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3	3.379%		09/15/50		5,100	5,135,380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.808	%(cc)	05/15/48		26,716	1,208,193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A3	2.731%		11/15/49		2,211	2,145,807
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A2	2.982%		03/15/49		1,200	1,198,759
Morgan Stanley Capital I Trust, Series 2017-H1, Class A3	3.153%		06/15/50		4,500	4,462,493
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3	3.301%		10/15/50		6,500	6,443,488
UBS Commercial Mortgage Trust, Series 2017-C6, Class A3	3.581%		12/15/50		5,000	5,056,273
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3	3.418%		12/15/50		4,400	4,394,521
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.342	%(cc)	05/10/63		4,609	222,009
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	0.939	%(cc)	07/15/48		24,000	1,676,861
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XB, IO	1.012	%(cc)	10/15/49		20,910	1,573,774
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317%		10/15/50		2,600	2,584,338

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $96,947,611)						95,944,198

CORPORATE BONDS — 12.7%
Airlines — 0.0%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		07/12/22		58	60,283
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		02/10/24		145	162,964
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		11/23/20		9	9,423
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		10/15/20		118	121,299
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		01/02/24		73	78,497

						432,466

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.815%		11/02/27		4,100	3,966,909
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25		250	252,547
General Motors Co., Sr. Unsec’d. Notes(a)	4.200%		10/01/27		3,100	3,117,821
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21		370	370,200
General Motors Financial Co., Inc., Gtd. Notes	3.950%		04/13/24		250	253,021

						7,960,498

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	1,234	1,578,581

LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%	04/01/24	EUR	450	599,486

					2,178,067

Banks — 2.1%
Bank of America Corp., Series M, Jr. Sub. Notes	8.125%	12/31/49		935	952,784
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.419%	12/20/28		2,789	2,741,848
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28		1,780	1,784,681
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950%	12/31/49		700	740,250
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%	12/08/21		600	597,927
Citigroup, Inc., Sub. Notes	4.400%	06/10/25		3,000	3,117,582
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700%	12/31/49		2,120	2,164,774
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375%	12/31/49		700	722,750
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25		1,500	1,497,850
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900%	12/31/49		450	456,188
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000%	12/31/49		1,000	1,015,000
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100%	12/31/49		1,980	2,112,412
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300%	12/31/49		1,410	1,452,653
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.509%	01/23/29		3,200	3,183,712
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	12/31/49		1,415	1,450,375
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.375%	10/27/26	EUR	2,200	2,701,979

					26,692,765

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26		600	564,950
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25		1,000	1,016,276
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27		3,345	3,270,787

					4,852,013

Building Materials — 0.0%
Owens Corning, Gtd. Notes	4.200%	12/15/22		270	280,065

Chemicals — 1.1%
CF Industries, Inc., Gtd. Notes(a)	3.450%	06/01/23		600	586,320
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26		6,451	6,645,181
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		152	255,938
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27		5,900	5,836,803
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25		600	597,982

					13,922,224

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37		190	250,538
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28		715	714,106
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	05/15/27		500	525,000

					1,489,644

Computers — 0.1%
DXC Technology Co., Sr. Unsec’d. Notes	2.875%	03/27/20		1,000	1,000,318
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		675	734,906

					1,735,224

Diversified Financial Services — 0.0%
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		125	130,574
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	6.875%	05/02/18		100	4,220

Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18		225	229,500

					364,294

Electric — 0.7%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21		700	782,250
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	505	648,833
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		700	738,500
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		350	369,740
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24		1,850	1,998,740
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27		1,425	1,507,650
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25		2,788	2,765,667
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18		50	50,845

					8,862,225

Electronics — 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		655	684,645

Entertainment — 0.3%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,000	1,012,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/18		1,000	1,000,560
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		750	822,187
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125%	11/01/24	EUR	200	262,478

					3,097,725

Foods — 0.3%
Darling Global Finance BV, Gtd. Notes	4.750%	05/30/22	EUR	800	1,024,206
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		2,000	1,879,552
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		1,200	1,224,000

					4,127,758

Forest & Paper Products — 0.0%
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		75	103,501

Healthcare-Products — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875%	07/24/37	EUR	950	1,214,543

Healthcare-Services — 0.5%
Anthem, Inc., Sr. Unsec’d. Notes	3.350%	12/01/24		1,500	1,495,766
Anthem, Inc., Sr. Unsec’d. Notes	3.650%	12/01/27		1,045	1,040,097
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22		1,000	711,250
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20		600	522,000
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21		500	466,250
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20		750	799,687
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22		1,000	1,031,880

					6,066,930

Home Builders — 0.2%
KB Home, Gtd. Notes(a)	7.500%	09/15/22		1,000	1,136,250
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		800	828,000

					1,964,250

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	675	895,098

Insurance — 0.3%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		30	31,816
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	2,100	2,626,259

Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.972	%(c)	03/29/67		140	139,475
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35		90	113,575
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes	2.750%		05/04/26	EUR	1,000	1,346,505

						4,257,630

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%		05/15/27	EUR	1,300	1,626,356

Lodging — 0.1%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		500	545,625

Media — 1.1%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37		415	535,019
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39		60	83,918
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26		1,000	1,020,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/24		380	397,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27		675	695,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		800	803,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21		700	701,309
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20		1,000	1,012,500
Comcast Corp., Gtd. Notes	3.150%		02/15/28		2,000	1,936,541
Discovery Communications LLC, Gtd. Notes(a)	2.500%		09/20/24	GBP	1,200	1,682,234
Discovery Communications LLC, Gtd. Notes	3.450%		03/15/25		2,500	2,430,105
Discovery Communications LLC, Gtd. Notes(a)	3.950%		03/20/28		1,415	1,379,783
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30		500	548,750
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%		02/14/19		300	318,383
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27		85	83,654

						13,627,546

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		400	408,500
General Electric Co., Sr. Unsec’d. Notes	2.125%		05/17/37	EUR	1,600	1,906,438
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		200	214,737

						2,529,675

Office & Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes	3.625%		03/15/23		460	454,082

Oil & Gas — 0.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		35	43,564

Oil & Gas Services — 0.2%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25		2,000	2,076,366

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	300	422,545
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		140	148,750
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375%		09/01/19		450	482,767
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		175	178,341

						1,232,403

Pharmaceuticals — 0.7%
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25		2,000	2,008,120

Allergan Funding SCS, Gtd. Notes	0.500%	06/01/21	EUR	900	1,121,183
Catalent Pharma Solutions, Inc., Gtd. Notes	4.750%	12/15/24	EUR	400	529,839
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	350	463,609
Express Scripts Holding Co., Gtd. Notes	3.050%	11/30/22		3,000	2,965,729
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26		2,200	2,107,660

					9,196,140

Pipelines — 1.2%
Enterprise Products Operating LLC, Gtd. Notes(a)	3.950%	02/15/27		3,000	3,085,071
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150%	02/01/24		2,000	2,050,734
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27		2,000	2,031,489
ONEOK Partners LP, Gtd. Notes	4.900%	03/15/25		2,000	2,134,243
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605%	02/15/25		2,000	2,013,152
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27		2,000	1,985,936
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25		1,500	1,524,878

					14,825,503

Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24		2,000	1,960,824
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	1,700	2,229,125

					4,189,949

Retail — 0.5%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(a)	8.625%	06/15/20		750	667,500
L Brands, Inc., Gtd. Notes(a)	5.250%	02/01/28		1,630	1,611,663
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25		675	519,750
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125%	12/15/27	EUR	575	719,071
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	840	1,139,107
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		1,500	1,492,500

					6,149,591

Semiconductors — 0.0%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		315	330,356

Software — 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.400%	01/15/21	EUR	1,300	1,611,784
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100%	07/15/24	EUR	2,300	2,826,552
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		1,130	1,190,037
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	920	1,180,065

					6,808,438

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.550%	09/14/37	GBP	1,000	1,410,122
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37		70	73,974
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32		1,100	1,300,750
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25		300	311,250

					3,096,096

Transportation — 0.1%
FedEx Corp., Gtd. Notes	1.000%	01/11/23	EUR	200	251,513
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	3.942%	11/01/47		232	235,827
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	4.050%	08/15/52		165	165,648

XPO Logistics, Inc., Gtd. Notes, 144A	6.500%		06/15/22		706	734,946

						1,387,934

TOTAL CORPORATE BONDS (cost $155,716,222)						159,301,189

MUNICIPAL BONDS — 0.1%
Puerto Rico
Commonwealth of Puerto Rico, GO	3.061	%(cc)	07/01/20		300	297,276
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.750	%(t)	08/01/41		1,265	419,790

TOTAL MUNICIPAL BONDS (cost $626,316)						717,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.4%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.753	%(c)	03/17/39	GBP	1,722	2,260,116
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	1.718	%(c)	07/27/57		2,421	2,416,424
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.325	%(c)	09/26/45		461	474,390
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.261	%(c)	10/25/27		643	643,847
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	12/25/57		2,576	2,603,241
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	01/25/57		2,516	2,567,441
CIM Trust, Series 2017-8, Class A1, 144A	3.000	%(cc)	12/25/65		3,079	3,081,179
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.011	%(c)	01/25/29		377	380,436
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.861	%(c)	10/25/27		1,000	1,122,481
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.811	%(c)	11/25/28		660	676,966
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.667	%(cc)	02/25/35		1,670	1,661,627
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		4,062	4,058,909
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.568	%(c)	05/01/22		3,608	3,607,260
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.318	%(c)	09/01/22		1,145	1,146,741
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.218	%(c)	11/01/22		1,559	1,558,900
LSTAR Securities Investment Ltd., Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.118	%(c)	12/01/22		793	789,701
Newgate Funding PLC (United Kingdom), Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%	0.739	%(c)	12/01/50	GBP	1,827	2,448,739
Newgate Funding PLC (United Kingdom), Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%	0.676	%(c)	12/15/50	GBP	2,700	3,533,339
Paragon Mortgages PLC (United Kingdom), Series 11X, Class BB, 3 Month EURIBOR + 0.480%	0.151	%(c)	10/15/41	EUR	3,690	4,324,099

Paragon Mortgages PLC (United Kingdom), Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.151	%(c)	11/15/38	EUR	1,359	1,616,164
Paragon Mortgages PLC (United Kingdom), Series 13X, Class B1B, 3 Month EURIBOR + 0.380%	0.051	%(c)	01/15/39	EUR	2,000	2,312,694
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class B1, 144A, 3 Month GBP LIBOR + 1.200%	1.726	%(c)	08/20/56	GBP	3,900	5,559,413
RMAC Securities No.1 PLC (United Kingdom), Series 2006-NS3X, Class M1C	—	%(p)	06/12/44	EUR	1,830	2,173,221
Towd Point Mortgage Funding Auburn PLC (United Kingdom), Series 2017-A11A, Class A2, 144A, 3 Month GBP LIBOR + 0.950%	1.476	%(c)	05/20/45	GBP	2,000	2,840,341
Towd Point Mortgage Funding Vantage PLC (United Kingdom), Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	1.726	%(c)	02/20/54	GBP	1,011	1,444,906

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $50,933,860)						55,302,575

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	275	505,078
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	815	1,299,846
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.625%		06/07/32	GBP	391	760,318

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,605,155)						2,565,242

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds(h)	2.500%		05/15/46		3,580	3,275,700
U.S. Treasury Bonds(h)	2.750%		08/15/47		2,480	2,384,481
U.S. Treasury Bonds	2.875%		05/15/43		260	257,949
U.S. Treasury Bonds	2.875%		08/15/45		170	168,021
U.S. Treasury Bonds	3.000%		05/15/45		915	926,473
U.S. Treasury Bonds	3.000%		05/15/47		885	894,645
U.S. Treasury Bonds	3.750%		11/15/43		220	252,871
U.S. Treasury Notes(k)	1.750%		01/31/23		2,320	2,234,813
U.S. Treasury Notes	2.250%		11/15/27		135	129,563
U.S. Treasury Strips Coupon	1.881	%(s)	05/15/31		400	272,885
U.S. Treasury Strips Coupon	1.898	%(s)	08/15/29		400	287,993
U.S. Treasury Strips Coupon	2.100	%(s)	11/15/35		800	475,213
U.S. Treasury Strips Coupon	2.264	%(s)	08/15/40		800	410,892

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,736,012)						11,971,499

					Shares
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $44,527)					1,116	39,696

PREFERRED STOCK — 0.0%
Banks
Citigroup Capital XIII, 8.137% (Capital Security, fixed to floating preferred) (cost $100,000)					4,000	108,200

TOTAL LONG-TERM INVESTMENTS (cost $1,145,960,744)						1,203,783,450

SHORT-TERM INVESTMENTS — 6.2%
AFFILIATED MUTUAL FUNDS — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	43,105,391	43,105,391
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $22,794,570; includes $22,772,489 of cash collateral for securities on loan)(b)(w)	22,793,790	22,796,070

TOTAL AFFILIATED MUTUAL FUNDS (cost $65,899,961)		65,901,461

OPTIONS PURCHASED~* — 1.0% (cost $17,960,327)		12,153,382

TOTAL SHORT-TERM INVESTMENTS (cost $83,860,288)		78,054,843

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.0% (cost $1,229,821,032)		1,281,838,293

OPTIONS WRITTEN~* — (0.9)% (premiums received $18,519,347)		(11,222,282)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN —101.1% (cost $1,211,301,685)		1,270,616,011
Liabilities in excess of other assets(z) — (1.1)%		(13,580,205)

NET ASSETS — 100.0%		$1,257,035,806

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(289,284) and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,195,130; cash collateral of $22,772,489 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the original cost of such security is $817,804. The value of $963,908 is 0.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2018.
(s)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(t)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange-Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	345	GBP	431	$4,592
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	345	GBP	431	—
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.50	211	GBP	264	4,681
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.88	211	GBP	264	33,704

								$42,977

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	$430,775
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.40	—	EUR	3,500	651,103
Currency Option EUR vs TRY	Call	BNP Paribas	02/26/18	6.00	—	EUR	12,000	71
Currency Option EUR vs TRY	Call	BNP Paribas	06/27/18	6.00	—	EUR	6,500	20,950
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	12,000	544,894
Currency Option EUR vs USD	Call	BNP Paribas	02/26/20	1.30	—	EUR	21,000	1,324,811
Currency Option EUR vs USD	Call	Morgan Stanley	02/26/18	1.30	—	EUR	21,000	6,980
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	17.00	—	EUR	1,200	2,223
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	05/25/18	27.00	—	EUR	14,000	1,054
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	8,000	19,765
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	05/25/18	24.00	—	EUR	14,750	2,841
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	14,000	154,055
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	15.00	—	EUR	1,200	31,206
Currency Option USD vs BRL	Call	BNP Paribas	02/26/18	5.50	—		25,000	—
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	06/27/18	5.00	—		9,000	1,785
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/18	4.75	—		17,000	95
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	5.00	—		18,000	4,414
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		16,500	25,992
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		12,500	67,499
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—		20,000	24,282
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—		20,000	355,490
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—		25,000	4,439
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—		12,500	8,407
Currency Option USD vs IDR	Call	Morgan Stanley	02/26/18	16,000.00	—		9,000	18
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—		18,000	403,355
Currency Option USD vs KRW	Call	Deutsche Bank AG	02/20/18	1,450.00	—		11,000	5
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/27/18	1,500.00	—		18,000	4,636
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,400.00	—		22,000	85,368
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	05/29/19	1,500.00	—		12,000	35,045
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,450.00	—		30,000	139,741
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—		18,000	341,355
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—		11,000	96,240
Currency Option USD vs KRW	Call	Morgan Stanley	02/20/18	1,600.00	—		15,000	2
Currency Option USD vs KRW	Call	Morgan Stanley	02/26/18	1,500.00	—		12,000	5
Currency Option USD vs KRW	Call	Morgan Stanley	07/27/18	1,500.00	—		7,000	1,803
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—		15,000	325,543
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	19.25	—		7,700	69,789
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—		10,000	32,815
Currency Option USD vs MXN	Call	Morgan Stanley	08/24/18	30.00	—		16,000	17,877
Currency Option USD vs MXN	Call	Morgan Stanley	03/27/19	24.00	—		24,000	411,686
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	22.00	—		16,000	871,490
Currency Option USD vs MXN	Call	UBS AG	03/23/18	21.25	—		7,700	4,620
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		6,800	539,784
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		18,000	19,904
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	06/27/19	90.00	—		13,000	63,258
Currency Option USD vs RUB	Call	Morgan Stanley	03/27/18	90.00	—		13,000	42
Currency Option USD vs TRY	Call	BNP Paribas	04/27/18	5.40	—		15,000	2,372
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		18,000	30,311
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—		8,000	26,604
Currency Option USD vs TRY	Call	Citigroup Global Markets	08/28/19	5.40	—		15,000	397,970
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—		8,000	86,142
Currency Option USD vs ZAR	Call	BNP Paribas	02/08/18	20.00	—		15,000	—
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		9,000	5,916

Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		18,000	16,752
Currency Option USD vs ZAR	Call	Morgan Stanley	06/26/19	20.00	—		15,000	100,176
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		18,000	1,084,018
Currency Option AUD vs JPY	Put	BNP Paribas	03/26/18	61.00	—	AUD	77,000	140
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	77,000	1,755,997
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	23,000	216,095
Currency Option EUR vs USD	Put	Deutsche Bank AG	03/09/18	1.15	—	EUR	13,000	846
Currency Option EUR vs USD	Put	JPMorgan Chase	02/26/18	1.00	—	EUR	21,000	—
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	04/04/18	14.00	—	EUR	1,200	2,633
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.30	—	GBP	12,500	255,532
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.15	—	GBP	12,500	80,318
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—		15,000	608,607
Currency Option USD vs KRW	Put	Morgan Stanley	02/20/18	1,000.00	—		15,000	476
Currency Option USD vs MXN	Put	UBS AG	03/23/18	17.75	—		7,700	57,365
Currency Option USD vs SAR	Put	Goldman Sachs & Co.	11/08/19	3.50	—		15,000	29,734

								$11,905,516

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.35%	1.35% (S)	3 Month LIBOR (Q)		204,320	$1,660
1 Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	2.00%	2.00% (S)	3 Month LIBOR (Q)		204,320	33,014
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR (S)	1.25% (S)	JPY	545,000	170,215

									$204,889

Total Options Purchased									$12,153,382

Options Written:

Exchange Traded

Description	Call/Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.50	345	GBP	431	$—
2-Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	345	GBP	431	(3,062)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.63	211	GBP	264	(9,362)
1-Year Short Sterling Mid-Curve Futures	Put	05/11/18	GBP	98.75	211	GBP	264	(17,788)

								$(30,212)

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	04/04/18	3.80	—	EUR	3,500	$(228,370)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	12,000	(544,894)
Currency Option EUR vs TRY	Call	Citigroup Global Markets	02/26/18	6.00	—	EUR	12,000	(71)
Currency Option EUR vs TRY	Call	Credit Suisse First Boston Corp.	06/27/18	6.00	—	EUR	6,500	(20,798)
Currency Option EUR vs USD	Call	BNP Paribas	02/26/18	1.30	—	EUR	21,000	(6,980)
Currency Option EUR vs USD	Call	Morgan Stanley	02/26/20	1.30	—	EUR	21,000	(1,324,811)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	8,000	(19,765)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	04/04/18	15.00	—	EUR	1,200	(31,972)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	11/25/19	27.00	—	EUR	14,000	(154,055)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	14,750	(300,253)
Currency Option EUR vs ZAR	Call	Goldman Sachs & Co.	04/04/18	17.00	—	EUR	1,200	(2,659)
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	06/27/18	5.00	—		9,000	(1,785)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	02/26/18	5.50	—		12,500	—
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		12,500	(67,499)
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/19	4.75	—		17,000	(220,489)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		18,000	(208,510)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		16,500	(25,992)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		40,000	(275,125)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		12,500	(8,407)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		25,000	(4,439)
Currency Option USD vs IDR	Call	BNP Paribas	02/26/18	16,000.00	—		9,000	(18)
Currency Option USD vs JPY	Call	Citigroup Global Markets	07/27/18	110.00	—		18,000	(256,329)
Currency Option USD vs KRW	Call	Citigroup Global Markets	07/27/18	1,500.00	—		7,000	(1,803)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,250.00	—		11,000	(96,240)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,150.00	—		15,000	(325,543)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		36,000	(318,309)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—		22,000	(85,368)
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—		12,000	(35,045)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—		30,000	(139,741)
Currency Option USD vs MXN	Call	Citigroup Global Markets	03/23/18	21.25	—		7,700	(5,626)

Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—		24,000	(411,686)
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—		10,000	(32,815)
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	26.00	—		32,000	(742,096)
Currency Option USD vs MXN	Call	UBS AG	03/23/18	19.25	—		7,700	(75,152)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		6,800	(258,740)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		18,000	(210,240)
Currency Option USD vs RUB	Call	Morgan Stanley	06/27/19	90.00	—		13,000	(63,258)
Currency Option USD vs SAR	Call	Goldman Sachs & Co.	11/08/19	4.25	—		15,000	(76,689)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—		8,000	(86,142)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		15,000	(397,970)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		18,000	(417,572)
Currency Option USD vs TRY	Call	Citigroup Global Markets	04/27/18	5.40	—		15,000	(2,372)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—		8,000	(26,604)
Currency Option USD vs ZAR	Call	BNP Paribas	06/26/19	20.00	—		2,000	(13,357)
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		9,000	(5,916)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		13,000	(86,819)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		36,000	(911,616)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	154,000	(1,293,084)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	04/04/18	3.20	—	EUR	3,500	(18)
Currency Option EUR vs USD	Put	BNP Paribas	02/26/18	1.00	—	EUR	21,000	—
Currency Option EUR vs ZAR	Put	Goldman Sachs & Co.	04/04/18	14.00	—	EUR	1,200	(3,632)
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.15	—	GBP	12,500	(80,318)
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.30	—	GBP	12,500	(255,532)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—		15,000	(608,606)
Currency Option USD vs MXN	Put	Citigroup Global Markets	03/23/18	17.75	—		7,700	(14,176)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		6,800	(78,396)
Currency Option USD vs SAR	Put	Goldman Sachs & Co.	11/08/19	3.75	—		15,000	(133,512)
Hellenic Republic, 3.90%, 1/30/33	Put	Deutsche Bank AG	02/21/18	EUR 86.50	—	EUR	1,000	—

								$(10,997,214)

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.70%	3 Month LIBOR (Q)	1.70% (S)		204,320	$(8,162)
1- Year Interest Rate Swap, 11/23/19	Call	JPMorgan Chase	11/20/18	1.85%	3 Month LIBOR (Q)	1.85% (S)		204,320	(16,479)
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25% (S)	6 Month JPY LIBOR (S)	JPY	545,000	(170,215)

									$(194,856)

Total Options Written									$(11,222,282)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
2,311	5 Year U.S. Treasury Notes	Mar. 2018	$265,096,977	$(3,808,263)
35	10 Year Australian Treasury Bonds	Mar. 2018	3,598,485	(69,105)
24	10 Year Euro-Bund	Mar. 2018	4,732,420	(34,034)
21	10 Year Swedish Government Bonds	Mar. 2018	3,949,874	(51,736)
289	10 Year U.K. Gilt	Mar. 2018	50,118,501	(879,189)
1,388	10 Year U.S. Treasury Notes	Mar. 2018	168,750,438	(3,673,662)
313	10 Year U.S. Ultra Treasury Notes	Mar. 2018	40,753,578	(1,188,866)
862	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	139,590,125	(3,600,314)

				(13,305,169)

	Short Positions:
857	2 Year U.S. Treasury Notes	Mar. 2018	182,741,859	873,362
114	5 Year Euro-Bobl	Mar. 2018	18,463,573	248,670
60	10 Year Canadian Government Bonds	Mar. 2018	6,450,244	217,289
20	10 Year Japanese Bonds	Mar. 2018	27,538,701	98,173
279	20 Year U.S. Treasury Bonds	Mar. 2018	41,239,688	1,294,543
127	30 Year Euro Buxl	Mar. 2018	25,502,806	784,207
455	Euro Schatz. DUA Index	Mar. 2018	63,162,433	76,917

				3,593,161

				$(9,712,008)

Securities with a combined market value of $8,667,133 have been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 02/14/18	Citigroup Global Markets	ARS	17,960	$920,082	$908,692	$(11,390)
Expiring 02/16/18	Goldman Sachs & Co.	ARS	48,040	2,459,780	2,428,280	(31,500)
Australian Dollar, Expiring 04/09/18	Barclays Capital Group	AUD	869	703,000	699,889	(3,111)
Expiring 04/09/18	Morgan Stanley	AUD	2,180	1,759,000	1,756,084	(2,916)
Expiring 04/27/18	JPMorgan Chase	AUD	1,789	1,447,035	1,441,021	(6,014)
Expiring 04/27/18	Morgan Stanley	AUD	445	360,000	358,370	(1,630)
Expiring 06/28/19	Morgan Stanley	AUD	1,390	1,075,979	1,124,508	48,529
Expiring 01/31/20	Citigroup Global Markets	AUD	3,238	2,594,998	2,629,241	34,243
Brazilian Real, Expiring 02/02/18	Barclays Capital Group	BRL	5,328	1,622,947	1,672,206	49,259
Expiring 02/02/18	Barclays Capital Group	BRL	5,317	1,597,400	1,668,847	71,447
Expiring 02/02/18	Citigroup Global Markets	BRL	8,124	2,448,796	2,550,022	101,226
Expiring 02/02/18	Citigroup Global Markets	BRL	5,195	1,602,000	1,630,661	28,661
Expiring 02/02/18	Citigroup Global Markets	BRL	4,617	1,385,000	1,449,294	64,294
Expiring 02/02/18	Citigroup Global Markets	BRL	2,713	837,346	851,617	14,271
Expiring 02/02/18	UBS AG	BRL	6,220	1,878,617	1,952,411	73,794
Expiring 03/02/18	Bank of America	BRL	36,208	11,393,437	11,330,155	(63,282)
Expiring 03/02/18	Citigroup Global Markets	BRL	4,928	1,541,361	1,542,099	738
Expiring 03/02/18	Citigroup Global Markets	BRL	4,791	1,515,666	1,499,280	(16,386)
Expiring 04/27/18	Hong Kong & Shanghai Bank	BRL	2,713	853,000	843,703	(9,297)
Expiring 06/29/18	Goldman Sachs & Co.	BRL	3,200	998,056	987,904	(10,152)
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	1,600	464,000	493,861	29,861

Expiring 07/31/18	UBS AG	BRL	10,312	3,089,819	3,171,960	82,141
Expiring 09/28/18	JPMorgan Chase	BRL	2,213	668,000	676,234	8,234
Expiring 04/30/19	JPMorgan Chase	BRL	2,358	693,000	701,345	8,345
Expiring 04/30/19	JPMorgan Chase	BRL	1,888	543,151	561,483	18,332
British Pound, Expiring 04/26/18	BNP Paribas	GBP	220	314,019	313,465	(554)
Expiring 04/26/18	JPMorgan Chase	GBP	273	392,460	388,979	(3,481)
Expiring 04/26/18	Morgan Stanley	GBP	307	435,421	437,928	2,507
Expiring 11/27/19	Citigroup Global Markets	GBP	2,666	3,624,960	3,899,982	275,022
Canadian Dollar, Expiring 04/09/18	Bank of America	CAD	2,021	1,631,619	1,644,547	12,928
Expiring 04/09/18	Bank of America	CAD	1,807	1,467,900	1,470,388	2,488
Expiring 04/09/18	Barclays Capital Group	CAD	3,255	2,615,000	2,648,533	33,533
Expiring 04/09/18	Barclays Capital Group	CAD	2,800	2,284,000	2,278,016	(5,984)
Expiring 04/09/18	Citigroup Global Markets	CAD	5,303	4,318,846	4,314,735	(4,111)
Expiring 04/09/18	Citigroup Global Markets	CAD	4,329	3,496,323	3,522,393	26,070
Expiring 04/09/18	JPMorgan Chase	CAD	934	761,000	760,262	(738)
Expiring 04/09/18	Morgan Stanley	CAD	5,282	4,281,285	4,297,501	16,216
Expiring 04/09/18	UBS AG	CAD	17,578	14,100,145	14,302,292	202,147
Expiring 04/27/18	JPMorgan Chase	CAD	590	479,268	480,283	1,015
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,502,620	168,620
Chilean Peso, Expiring 04/12/18	Citigroup Global Markets	CLP	221,509	370,187	367,113	(3,074)
Expiring 04/12/18	Goldman Sachs & Co.	CLP	1,437,514	2,379,478	2,382,431	2,953
Expiring 04/12/18	Goldman Sachs & Co.	CLP	721,509	1,185,718	1,195,777	10,059
Chinese Renminbi, Expiring 04/24/18	Citigroup Global Markets	CNH	19,226	2,950,554	3,038,195	87,641
Expiring 04/24/18	Citigroup Global Markets	CNH	12,693	1,987,338	2,005,825	18,487
Expiring 04/24/18	Citigroup Global Markets	CNH	10,772	1,665,000	1,702,248	37,248
Expiring 04/24/18	JPMorgan Chase	CNH	5,171	816,000	817,142	1,142
Expiring 11/30/18	BNP Paribas	CNH	662	97,295	103,528	6,233
Expiring 11/30/18	Citigroup Global Markets	CNH	11,274	1,630,057	1,761,986	131,929
Expiring 11/30/18	JPMorgan Chase	CNH	2,601	375,000	406,441	31,441
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	109,792	15,792
Colombian Peso, Expiring 03/16/18	Citigroup Global Markets	COP	6,768,440	2,266,209	2,378,626	112,417
Expiring 03/16/18	Citigroup Global Markets	COP	5,736,806	2,005,000	2,016,080	11,080
Expiring 03/16/18	Citigroup Global Markets	COP	5,297,906	1,755,000	1,861,838	106,838
Expiring 03/16/18	Citigroup Global Markets	COP	4,855,200	1,632,000	1,706,258	74,258
Expiring 03/16/18	Citigroup Global Markets	COP	4,453,141	1,558,950	1,564,963	6,013
Expiring 03/16/18	Citigroup Global Markets	COP	4,319,421	1,511,080	1,517,970	6,890
Expiring 03/16/18	Citigroup Global Markets	COP	2,398,824	836,200	843,016	6,816
Expiring 03/16/18	Citigroup Global Markets	COP	2,069,486	740,374	727,277	(13,097)
Expiring 03/16/18	Goldman Sachs & Co.	COP	8,730,270	3,082,722	3,068,070	(14,652)
Czech Koruna, Expiring 04/09/18	Citigroup Global Markets	CZK	61,486	2,925,027	3,031,789	106,762

Expiring 04/09/18	Citigroup Global Markets	CZK	61,486	2,926,001	3,031,789	105,788
Expiring 04/09/18	Toronto Dominion	CZK	13,782	667,647	679,555	11,908
Danish Krone, Expiring 04/24/18	Bank of America	DKK	7,312	1,209,427	1,226,835	17,408
Expiring 04/24/18	Barclays Capital Group	DKK	2,305	381,441	386,763	5,322
Egyptian Pound, Expiring 10/11/18	Citigroup Global Markets	EGP	54,332	2,916,350	2,946,675	30,325
Euro, Expiring 02/28/18	BNP Paribas	EUR	2,270	2,740,060	2,822,948	82,888
Expiring 02/28/18	Citigroup Global Markets	EUR	1,359	1,606,132	1,689,563	83,431
Expiring 02/28/18	JPMorgan Chase	EUR	2,370	2,628,448	2,947,307	318,859
Expiring 03/13/18	Deutsche Bank AG	EUR	4,334	5,062,545	5,394,830	332,285
Expiring 04/26/18	Bank of America	EUR	1,996	2,487,200	2,492,447	5,247
Expiring 04/26/18	Bank of America	EUR	1,017	1,264,074	1,269,884	5,810
Expiring 04/26/18	BNP Paribas	EUR	1,076	1,339,977	1,343,330	3,353
Expiring 04/26/18	Citigroup Global Markets	EUR	1,475	1,856,911	1,841,366	(15,545)
Expiring 04/26/18	Citigroup Global Markets	EUR	1,025	1,284,016	1,279,804	(4,212)
Expiring 04/26/18	Citigroup Global Markets	EUR	847	1,059,457	1,057,907	(1,550)
Expiring 04/26/18	JPMorgan Chase	EUR	428	538,000	534,231	(3,769)
Expiring 04/26/18	UBS AG	EUR	1,606	2,004,530	2,005,025	495
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,739	7,341,270	1,055,531
Expiring 02/28/20	Morgan Stanley	EUR	4,574	5,300,809	6,045,908	745,099
Hungarian Forint, Expiring 04/24/18	Deutsche Bank AG	HUF	1,527,576	6,078,454	6,141,138	62,684
Indian Rupee, Expiring 04/24/18	Citigroup Global Markets	INR	117,293	1,828,000	1,824,572	(3,428)
Expiring 04/24/18	Citigroup Global Markets	INR	94,820	1,480,747	1,474,989	(5,758)
Expiring 04/24/18	Goldman Sachs & Co.	INR	182,094	2,836,142	2,832,614	(3,528)
Expiring 04/24/18	JPMorgan Chase	INR	489,348	7,581,507	7,612,175	30,668
Expiring 04/24/18	Morgan Stanley	INR	397,789	6,162,500	6,187,907	25,407
Expiring 04/24/18	UBS AG	INR	229,884	3,566,996	3,576,015	9,019
Expiring 04/24/18	UBS AG	INR	86,798	1,351,000	1,350,213	(787)
Indonesian Rupiah, Expiring 02/12/18	Citigroup Global Markets	IDR	11,841,863	869,000	883,782	14,782
Expiring 02/12/18	Citigroup Global Markets	IDR	11,547,900	846,000	861,843	15,843
Expiring 02/12/18	Deutsche Bank AG	IDR	71,806,486	5,254,390	5,359,062	104,672
Expiring 02/12/18	Goldman Sachs & Co.	IDR	12,485,820	913,441	931,842	18,401
Expiring 02/12/18	Morgan Stanley	IDR	70,142,090	5,126,184	5,234,844	108,660
Expiring 02/28/18	Barclays Capital Group	IDR	9,951,025	722,712	741,879	19,167
Expiring 04/16/18	Barclays Capital Group	IDR	50,250,931	3,740,300	3,733,192	(7,108)
Expiring 04/16/18	Barclays Capital Group	IDR	15,652,043	1,166,496	1,162,806	(3,690)
Israeli Shekel, Expiring 04/24/18	Morgan Stanley	ILS	1,261	371,000	370,173	(827)
Japanese Yen, Expiring 04/26/18	BNP Paribas	JPY	77,616	714,641	714,552	(89)
Expiring 04/26/18	Citigroup Global Markets	JPY	19,943,446	183,575,717	183,603,130	27,413

Expiring 04/26/18	Citigroup Global Markets	JPY	468,010	4,299,900	4,308,590	8,690
Expiring 04/26/18	Citigroup Global Markets	JPY	332,527	3,039,400	3,061,307	21,907
Expiring 04/26/18	Citigroup Global Markets	JPY	82,537	759,945	759,850	(95)
Expiring 04/26/18	Citigroup Global Markets	JPY	61,305	567,460	564,389	(3,071)
Expiring 04/26/18	Goldman Sachs & Co.	JPY	69,583	643,120	640,593	(2,527)
Expiring 04/26/18	JPMorgan Chase	JPY	108,353	1,001,717	997,522	(4,195)
Expiring 04/26/18	Morgan Stanley	JPY	216,733	1,998,000	1,995,283	(2,717)
Expiring 04/26/18	Morgan Stanley	JPY	127,282	1,175,649	1,171,780	(3,869)
Expiring 04/27/18	Morgan Stanley	JPY	42,086	388,000	387,474	(526)
Expiring 04/27/18	Morgan Stanley	JPY	37,251	343,000	342,957	(43)
Expiring 04/27/18	Morgan Stanley	JPY	29,540	272,000	271,967	(33)
Expiring 01/29/21	Citigroup Global Markets	JPY	449,088	4,477,000	4,497,179	20,179
Malaysian Ringgit, Expiring 02/26/18	Barclays Capital Group	MYR	9,922	2,412,340	2,542,846	130,506
Expiring 02/26/18	Barclays Capital Group	MYR	4,969	1,215,370	1,273,489	58,119
Mexican Peso, Expiring 03/27/18	Bank of America	MXN	85,709	4,559,107	4,564,425	5,318
Expiring 03/27/18	Citigroup Global Markets	MXN	62,863	3,160,000	3,347,790	187,790
Expiring 03/27/18	Citigroup Global Markets	MXN	57,295	2,974,348	3,051,256	76,908
Expiring 03/27/18	Hong Kong & Shanghai Bank	MXN	11,413	611,600	607,788	(3,812)
Expiring 03/27/18	Morgan Stanley	MXN	31,987	1,694,000	1,703,490	9,490
Expiring 03/27/18	Toronto Dominion	MXN	28,803	1,541,361	1,533,889	(7,472)
Expiring 03/27/18	UBS AG	MXN	151,820	8,115,241	8,085,163	(30,078)
Expiring 01/29/19	UBS AG	MXN	70,345	3,559,000	3,556,342	(2,658)
Expiring 01/29/19	UBS AG	MXN	64,104	3,241,000	3,240,791	(209)
Expiring 01/31/19	Deutsche Bank AG	MXN	5,731	300,000	289,635	(10,365)
Expiring 03/29/19	Morgan Stanley	MXN	133,265	6,292,000	6,683,805	391,805
New Taiwanese Dollar, Expiring 02/05/18	Barclays Capital Group	TWD	47,648	1,632,050	1,635,149	3,099
Expiring 02/05/18	Barclays Capital Group	TWD	10,465	349,692	359,128	9,436
Expiring 02/05/18	Citigroup Global Markets	TWD	127,231	4,310,000	4,366,255	56,255
Expiring 02/05/18	Citigroup Global Markets	TWD	101,721	3,454,000	3,490,815	36,815
Expiring 02/05/18	Citigroup Global Markets	TWD	31,353	1,066,000	1,075,963	9,963
Expiring 02/05/18	Deutsche Bank AG	TWD	374,323	12,786,442	12,845,829	59,387
Expiring 02/05/18	JPMorgan Chase	TWD	55,202	1,849,000	1,894,390	45,390
Expiring 02/05/18	UBS AG	TWD	35,994	1,199,000	1,235,223	36,223
New Zealand Dollar, Expiring 04/09/18	JPMorgan Chase	NZD	1,776	1,285,737	1,308,101	22,364
Expiring 04/09/18	Morgan Stanley	NZD	1,368	1,015,000	1,007,835	(7,165)
Norwegian Krone, Expiring 04/24/18	Bank of America	NOK	9,459	1,223,200	1,230,222	7,022
Expiring 04/24/18	Citigroup Global Markets	NOK	48,444	6,183,457	6,300,726	117,269
Peruvian Nuevo Sol, Expiring 04/10/18	Citigroup Global Markets	PEN	5,952	1,850,934	1,845,671	(5,263)

Expiring 04/10/18	Citigroup Global Markets	PEN	2,765	856,961	857,448	487
Expiring 04/10/18	Citigroup Global Markets	PEN	1,503	466,000	466,062	62
Philippine Peso, Expiring 03/15/18	Barclays Capital Group	PHP	40,855	803,922	794,913	(9,009)
Expiring 03/15/18	Barclays Capital Group	PHP	39,602	781,100	770,538	(10,562)
Expiring 03/15/18	Citigroup Global Markets	PHP	25,599	507,000	498,083	(8,917)
Expiring 03/15/18	JPMorgan Chase	PHP	146,306	2,892,000	2,846,704	(45,296)
Polish Zloty, Expiring 04/24/18	Citigroup Global Markets	PLN	15,456	4,540,466	4,624,165	83,699
Expiring 04/24/18	Deutsche Bank AG	PLN	14,685	4,317,793	4,393,318	75,525
Russian Ruble, Expiring 03/28/18	Morgan Stanley	RUB	28,497	452,000	503,423	51,423
Expiring 04/09/18	Barclays Capital Group	RUB	433,134	7,500,345	7,640,677	140,332
Expiring 04/09/18	Barclays Capital Group	RUB	134,143	2,328,917	2,366,349	37,432
Expiring 06/28/19	Barclays Capital Group	RUB	56,095	947,662	945,105	(2,557)
Expiring 06/28/19	Barclays Capital Group	RUB	27,407	437,176	461,761	24,585
Expiring 06/28/19	Goldman Sachs & Co.	RUB	36,994	614,000	623,272	9,272
Singapore Dollar, Expiring 02/13/18	Barclays Capital Group	SGD	5,615	4,255,167	4,281,501	26,334
Expiring 02/13/18	Citigroup Global Markets	SGD	3,878	2,921,236	2,956,658	35,422
Expiring 02/13/18	Citigroup Global Markets	SGD	3,862	2,907,519	2,944,801	37,282
Expiring 02/13/18	Citigroup Global Markets	SGD	3,861	2,907,519	2,943,887	36,368
Expiring 02/13/18	Citigroup Global Markets	SGD	3,075	2,314,323	2,344,507	30,184
Expiring 02/13/18	Citigroup Global Markets	SGD	3,025	2,312,042	2,306,571	(5,471)
Expiring 02/13/18	Citigroup Global Markets	SGD	2,325	1,752,742	1,772,757	20,015
Expiring 02/13/18	Citigroup Global Markets	SGD	895	665,000	682,529	17,529
Expiring 02/13/18	Morgan Stanley	SGD	6,596	4,909,800	5,029,196	119,396
South African Rand, Expiring 03/12/18	Citigroup Global Markets	ZAR	28,428	2,362,850	2,385,890	23,040
Expiring 03/12/18	Citigroup Global Markets	ZAR	27,147	2,220,948	2,278,356	57,408
Expiring 03/12/18	Citigroup Global Markets	ZAR	9,869	811,062	828,317	17,255
Expiring 03/12/18	JPMorgan Chase	ZAR	37,332	3,022,159	3,133,159	111,000
Expiring 03/12/18	UBS AG	ZAR	10,677	781,100	896,103	115,003
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	4,425	316,000	357,934	41,934
Expiring 11/30/18	JPMorgan Chase	ZAR	7,806	630,127	631,459	1,332
Expiring 06/28/19	JPMorgan Chase	ZAR	21,053	1,655,217	1,654,883	(334)
Expiring 06/28/19	Morgan Stanley	ZAR	13,104	974,000	1,030,077	56,077
Expiring 11/27/19	JPMorgan Chase	ZAR	24,229	1,867,699	1,864,440	(3,259)
South Korean Won, Expiring 02/13/18	Barclays Capital Group	KRW	920,661	844,333	862,303	17,970
Expiring 02/13/18	Citigroup Global Markets	KRW	15,654,387	13,963,044	14,662,103	699,059

Expiring 02/13/18	Citigroup Global Markets	KRW	2,837,230	2,586,000	2,657,386	71,386
Expiring 02/13/18	Citigroup Global Markets	KRW	2,668,916	2,457,000	2,499,742	42,742
Expiring 02/13/18	Citigroup Global Markets	KRW	920,577	844,333	862,224	17,891
Expiring 02/13/18	Citigroup Global Markets	KRW	489,932	459,000	458,877	(123)
Expiring 02/13/18	Deutsche Bank AG	KRW	1,958,654	1,850,930	1,834,501	(16,429)
Expiring 02/13/18	JPMorgan Chase	KRW	1,335,871	1,227,450	1,251,194	23,744
Expiring 02/13/18	UBS AG	KRW	5,714,430	5,267,970	5,352,210	84,240
Expiring 07/31/18	Deutsche Bank AG	KRW	310,278	284,947	291,719	6,772
Expiring 07/31/18	Morgan Stanley	KRW	356,400	324,000	335,082	11,082
Expiring 04/30/19	BNP Paribas	KRW	650,928	611,792	615,960	4,168
Expiring 04/30/19	Deutsche Bank AG	KRW	362,239	333,631	342,780	9,149
Expiring 05/31/19	Goldman Sachs & Co.	KRW	330,408	312,000	312,832	832
Expiring 05/31/19	Morgan Stanley	KRW	642,595	609,234	608,412	(822)
Expiring 07/31/19	BNP Paribas	KRW	771,696	689,199	731,442	42,243
Expiring 07/31/19	Morgan Stanley	KRW	7,414,697	6,612,000	7,027,924	415,924
Swedish Krona, Expiring 04/24/18	Citigroup Global Markets	SEK	33,777	4,281,285	4,310,948	29,663
Swiss Franc, Expiring 04/26/18	Barclays Capital Group	CHF	612	659,000	662,128	3,128
Expiring 04/26/18	Citigroup Global Markets	CHF	2,540	2,735,950	2,747,364	11,414
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	174,876	5,284,871	5,584,581	299,710
Expiring 02/09/18	Citigroup Global Markets	THB	130,629	4,097,000	4,171,557	74,557
Expiring 02/09/18	Citigroup Global Markets	THB	110,079	3,454,000	3,515,311	61,311
Expiring 02/09/18	Citigroup Global Markets	THB	59,723	1,900,000	1,907,211	7,211
Expiring 02/09/18	Citigroup Global Markets	THB	22,475	682,400	717,722	35,322
Expiring 02/09/18	UBS AG	THB	71,558	2,193,034	2,285,173	92,139
Turkish Lira, Expiring 03/12/18	Citigroup Global Markets	TRY	6,252	1,598,000	1,645,296	47,296
Expiring 03/12/18	Goldman Sachs & Co.	TRY	7,159	1,819,321	1,883,945	64,624
Expiring 03/12/18	UBS AG	TRY	6,468	1,693,000	1,702,207	9,207
Expiring 11/30/18	BNP Paribas	TRY	982	254,000	239,029	(14,971)
Expiring 11/30/18	Citigroup Global Markets	TRY	3,526	878,160	858,320	(19,840)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	1,046,353	46,353
Expiring 11/30/18	Morgan Stanley	TRY	3,969	885,317	966,253	80,936
Expiring 04/30/19	Morgan Stanley	TRY	123	26,146	28,676	2,530
Expiring 08/29/19	Citigroup Global Markets	TRY	19,588	4,030,447	4,427,628	397,181

				$638,220,612	$648,327,764	10,107,152

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/09/18	Barclays Capital Group	AUD	2,681	$2,180,244	$2,160,186	$20,058
Expiring 04/09/18	JPMorgan Chase	AUD	287	229,666	231,130	(1,464)
Expiring 04/09/18	Morgan Stanley	AUD	1,955	1,542,000	1,574,969	(32,969)
Expiring 04/09/18	Toronto Dominion	AUD	19,390	15,206,381	15,621,795	(415,414)
Expiring 04/27/18	Morgan Stanley	AUD	615	496,000	495,198	802
Expiring 04/27/18	Morgan Stanley	AUD	434	351,000	349,304	1,696
Expiring 04/27/18	Morgan Stanley	AUD	432	350,000	348,416	1,584
Brazilian Real, Expiring 02/02/18	Bank of America	BRL	36,208	11,425,794	11,364,828	60,966
Expiring 02/02/18	Barclays Capital Group	BRL	1,307	398,000	410,230	(12,230)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	1,029,403	(172,260)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	2,927	813,000	903,599	(90,599)
Expiring 09/28/18	Morgan Stanley	BRL	6,902	1,980,000	2,108,756	(128,756)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	5,296	1,458,000	1,575,069	(117,069)
Expiring 09/30/19	JPMorgan Chase	BRL	8,232	2,357,000	2,395,883	(38,883)
Expiring 12/24/19	JPMorgan Chase	BRL	7,093	1,998,000	2,039,393	(41,393)
British Pound, Expiring 04/26/18	Bank of America	GBP	152	215,218	217,043	(1,825)
Expiring 04/26/18	Citigroup Global Markets	GBP	1,661	2,328,604	2,365,567	(36,963)
Expiring 04/26/18	UBS AG	GBP	9,287	13,227,135	13,230,349	(3,214)
Expiring 04/27/18	Morgan Stanley	GBP	292	417,000	416,287	713
Expiring 11/27/19	Hong Kong & Shanghai Bank	GBP	1,436	2,110,202	2,100,666	9,536
Expiring 11/27/19	JPMorgan Chase	GBP	911	1,333,918	1,333,297	621
Canadian Dollar, Expiring 04/09/18	Citigroup Global Markets	CAD	1,813	1,462,000	1,474,832	(12,832)
Expiring 04/09/18	UBS AG	CAD	1,012	821,397	823,098	(1,701)
Expiring 04/27/18	Morgan Stanley	CAD	269	219,000	218,808	192
Expiring 01/31/19	Morgan Stanley	CAD	2,621	2,106,173	2,139,091	(32,918)
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	541	434,000	442,831	(8,831)
Chinese Renminbi, Expiring 04/24/18	Citigroup Global Markets	CNH	19,177	2,916,345	3,030,451	(114,106)
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	15,240	2,156,000	2,381,747	(225,747)
Colombian Peso, Expiring 03/16/18	Citigroup Global Markets	COP	12,493,392	4,090,829	4,390,540	(299,711)
Euro, Expiring 02/28/18	BNP Paribas	EUR	5,554	5,973,327	6,906,896	(933,569)
Expiring 03/13/18	Citigroup Global Markets	EUR	4,334	5,401,724	5,394,830	6,894
Expiring 04/26/18	Bank of America	EUR	449	560,245	560,872	(627)
Expiring 04/26/18	Bank of America	EUR	178	219,653	221,941	(2,288)

Expiring 04/26/18	Barclays Capital Group	EUR	1,541	1,923,000	1,923,771	(771)
Expiring 04/26/18	Barclays Capital Group	EUR	1,046	1,302,889	1,305,677	(2,788)
Expiring 04/26/18	Goldman Sachs & Co.	EUR	1,215	1,513,578	1,516,737	(3,159)
Expiring 04/26/18	JPMorgan Chase	EUR	3,253	4,066,964	4,061,949	5,015
Expiring 04/26/18	JPMorgan Chase	EUR	55	69,151	69,130	21
Expiring 04/26/18	Morgan Stanley	EUR	2,592	3,221,000	3,236,463	(15,463)
Expiring 04/26/18	Morgan Stanley	EUR	1,728	2,152,000	2,157,544	(5,544)
Expiring 04/26/18	UBS AG	EUR	34,567	43,097,872	43,160,280	(62,408)
Expiring 04/26/18	UBS AG	EUR	556	696,926	694,677	2,249
Expiring 11/27/19	Citigroup Global Markets	EUR	494	646,795	648,784	(1,989)
Expiring 02/28/20	BNP Paribas	EUR	9,958	12,566,000	13,162,472	(596,472)
Hong Kong Dollar, Expiring 02/12/18	Hong Kong & Shanghai Bank	HKD	5,151	661,473	658,632	2,841
Indonesian Rupiah, Expiring 02/12/18	Barclays Capital Group	IDR	38,452,932	2,825,344	2,869,819	(44,475)
Expiring 02/12/18	Barclays Capital Group	IDR	29,164,750	2,150,000	2,176,624	(26,624)
Expiring 02/12/18	Citigroup Global Markets	IDR	27,464,457	2,019,000	2,049,727	(30,727)
Expiring 02/12/18	Citigroup Global Markets	IDR	13,332,900	980,000	995,061	(15,061)
Expiring 02/12/18	Citigroup Global Markets	IDR	12,293,940	915,000	917,521	(2,521)
Expiring 02/28/18	BNP Paribas	IDR	9,951,025	707,000	741,879	(34,879)
Expiring 04/16/18	Barclays Capital Group	IDR	12,953,549	973,000	962,332	10,668
Israeli Shekel, Expiring 04/24/18	Citigroup Global Markets	ILS	7,278	2,140,643	2,136,685	3,958
Expiring 04/24/18	Deutsche Bank AG	ILS	19,445	5,708,539	5,708,590	(51)
Japanese Yen, Expiring 04/27/18	Morgan Stanley	JPY	17,952	166,000	165,282	718
Expiring 07/31/18	Citigroup Global Markets	JPY	710,208	6,576,000	6,580,527	(4,527)
Expiring 06/28/19	Bank of America	JPY	117,369	1,070,710	1,117,390	(46,680)
Expiring 06/28/19	Morgan Stanley	JPY	224,761	2,132,745	2,139,790	(7,045)
Mexican Peso, Expiring 03/27/18	Morgan Stanley	MXN	32,339	1,718,000	1,722,230	(4,230)
Expiring 03/27/18	UBS AG	MXN	62,562	3,329,000	3,331,731	(2,731)
Expiring 03/27/18	UBS AG	MXN	54,082	2,876,000	2,880,120	(4,120)
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	2,148,177	(314,177)
Expiring 03/29/19	Barclays Capital Group	MXN	4,369	210,240	219,127	(8,887)
Expiring 03/29/19	JPMorgan Chase	MXN	40,651	1,959,387	2,038,808	(79,421)
Expiring 03/29/19	JPMorgan Chase	MXN	26,510	1,262,000	1,329,591	(67,591)
Expiring 03/29/19	JPMorgan Chase	MXN	4,765	239,779	238,990	789
Expiring 12/30/19	Morgan Stanley	MXN	23,784	1,074,000	1,148,243	(74,243)
New Taiwanese Dollar, Expiring 02/05/18	Citigroup Global Markets	TWD	102,227	3,401,213	3,508,169	(106,956)
Expiring 02/05/18	Citigroup Global Markets	TWD	85,697	2,877,000	2,940,923	(63,923)
Expiring 02/05/18	Citigroup Global Markets	TWD	71,866	2,410,000	2,466,268	(56,268)
Expiring 02/05/18	Citigroup Global Markets	TWD	62,209	2,083,000	2,134,850	(51,850)
Expiring 02/05/18	Citigroup Global Markets	TWD	26,679	893,000	915,541	(22,541)

Expiring 02/05/18	Citigroup Global Markets	TWD	21,856	739,000	750,040	(11,040)
Expiring 02/05/18	Goldman Sachs & Co.	TWD	11,376	378,462	390,402	(11,940)
Expiring 02/05/18	UBS AG	TWD	266,711	8,917,117	9,152,851	(235,734)
Expiring 02/05/18	UBS AG	TWD	102,227	3,409,835	3,508,169	(98,334)
Expiring 02/05/18	UBS AG	TWD	33,089	1,133,000	1,135,540	(2,540)
Expiring 04/16/18	Barclays Capital Group	TWD	34,316	1,166,496	1,181,874	(15,378)
Expiring 04/16/18	Deutsche Bank AG	TWD	374,323	12,852,296	12,892,033	(39,737)
New Zealand Dollar, Expiring 04/09/18	Citigroup Global Markets	NZD	14,466	10,401,086	10,653,661	(252,575)
Expiring 04/09/18	Morgan Stanley	NZD	2,510	1,816,000	1,848,277	(32,277)
Norwegian Krone, Expiring 04/24/18	Citigroup Global Markets	NOK	40,295	5,137,950	5,240,778	(102,828)
Philippine Peso, Expiring 03/15/18	Barclays Capital Group	PHP	153,086	3,023,023	2,978,616	44,407
Expiring 03/15/18	Barclays Capital Group	PHP	152,348	2,997,206	2,964,258	32,948
Expiring 03/15/18	Barclays Capital Group	PHP	122,018	2,362,850	2,374,115	(11,265)
Expiring 03/15/18	Barclays Capital Group	PHP	83,381	1,632,050	1,622,366	9,684
Expiring 03/15/18	Barclays Capital Group	PHP	31,535	619,000	613,581	5,419
Expiring 03/15/18	Citigroup Global Markets	PHP	174,537	3,462,000	3,395,988	66,012
Expiring 03/15/18	Citigroup Global Markets	PHP	137,935	2,698,000	2,683,828	14,172
Russian Ruble, Expiring 04/09/18	Barclays Capital Group	RUB	178,866	3,117,900	3,155,281	(37,381)
Expiring 06/28/19	Morgan Stanley	RUB	145,904	2,166,000	2,458,212	(292,212)
Expiring 12/24/19	Goldman Sachs & Co.	RUB	124,622	2,031,000	2,064,706	(33,706)
Saudi Arabian Riyal, Expiring 11/12/19	Goldman Sachs & Co.	SAR	57,150	15,000,000	15,175,787	(175,787)
Singapore Dollar, Expiring 02/13/18	Citigroup Global Markets	SGD	11,793	8,672,391	8,992,222	(319,831)
Expiring 02/13/18	Morgan Stanley	SGD	4,313	3,250,000	3,288,813	(38,813)
South African Rand, Expiring 03/12/18	Citigroup Global Markets	ZAR	38,773	2,804,541	3,254,084	(449,543)
Expiring 03/12/18	Citigroup Global Markets	ZAR	35,720	2,868,103	2,997,867	(129,764)
Expiring 03/12/18	Citigroup Global Markets	ZAR	35,712	2,868,103	2,997,193	(129,090)
Expiring 03/12/18	Citigroup Global Markets	ZAR	28,883	2,266,209	2,424,050	(157,841)
Expiring 03/12/18	Citigroup Global Markets	ZAR	10,695	837,000	897,628	(60,628)
Expiring 03/12/18	Morgan Stanley	ZAR	27,947	2,037,180	2,345,547	(308,367)
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	989,394	(208,394)
Expiring 06/28/19	BNP Paribas	ZAR	5,451	350,000	428,505	(78,505)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	28,706	1,986,000	2,256,455	(270,455)
South Korean Won, Expiring 02/13/18	Barclays Capital Group	KRW	431,884	394,919	404,508	(9,589)
Expiring 02/13/18	Citigroup Global Markets	KRW	2,643,003	2,427,000	2,475,471	(48,471)

Expiring 02/13/18	Citigroup Global Markets	KRW	1,641,293	1,536,000	1,537,256	(1,256)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	626,800	(41,224)
Expiring 04/30/19	Goldman Sachs & Co.	KRW	375,417	354,000	355,249	(1,249)
Expiring 04/30/19	JPMorgan Chase	KRW	637,750	568,000	603,490	(35,490)
Expiring 05/31/19	Morgan Stanley	KRW	1,326,000	1,200,000	1,255,462	(55,462)
Expiring 07/31/19	Deutsche Bank AG	KRW	5,155,997	4,618,000	4,887,045	(269,045)
Expiring 07/31/19	Goldman Sachs & Co.	KRW	2,606,370	2,460,000	2,470,414	(10,414)
Expiring 12/24/19	Goldman Sachs & Co.	KRW	79,350	75,000	75,407	(407)
Swedish Krona, Expiring 04/24/18	Bank of America	SEK	48,108	6,021,199	6,139,971	(118,772)
Expiring 04/24/18	Morgan Stanley	SEK	11,977	1,525,000	1,528,656	(3,656)
Swiss Franc, Expiring 04/26/18	JPMorgan Chase	CHF	24,468	26,058,844	26,464,968	(406,124)
Thai Baht, Expiring 02/09/18	Citigroup Global Markets	THB	102,440	3,100,000	3,271,349	(171,349)
Expiring 02/09/18	Citigroup Global Markets	THB	93,248	2,849,000	2,977,816	(128,816)
Expiring 02/09/18	Citigroup Global Markets	THB	19,346	596,000	617,809	(21,809)
Turkish Lira, Expiring 03/12/18	Morgan Stanley	TRY	6,062	1,597,000	1,595,246	1,754
Expiring 03/12/18	Toronto Dominion	TRY	4,941	1,279,000	1,300,402	(21,402)
Expiring 06/29/18	Morgan Stanley	TRY	4,092	959,358	1,042,593	(83,235)
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,365	2,461,291	(213,926)
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	648,665	78,335
Expiring 04/30/19	BNP Paribas	TRY	4,751	1,093,705	1,109,315	(15,610)
Expiring 04/30/19	BNP Paribas	TRY	914	210,240	213,309	(3,069)
Expiring 08/29/19	BNP Paribas	TRY	9,857	2,392,000	2,228,155	163,845
Expiring 08/29/19	Morgan Stanley	TRY	9,781	2,006,724	2,210,896	(204,172)
Expiring 12/24/19	BNP Paribas	TRY	13,966	3,000,000	3,056,220	(56,220)

				$397,744,974	$407,107,300	(9,362,326)

						$744,826

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/18	Buy	BRL	5,262	EUR	1,449	$(166,266)	Citigroup Global Markets
04/06/18	Buy	ZAR	8,260	EUR	519	43,390	Goldman Sachs & Co.
04/06/18	Buy	EUR	616	ZAR	9,231	(3,666)	Citigroup Global Markets
04/09/18	Buy	CAD	3,622	EUR	2,427	(80,284)	Hong Kong & Shanghai Bank
04/09/18	Buy	EUR	5,062	CAD	7,679	65,749	JPMorgan Chase
04/26/18	Buy	CHF	8,744	EUR	7,566	11,528	Citigroup Global Markets
04/27/18	Buy	AUD	3,867	JPY	315,857	207,596	BNP Paribas
04/27/18	Buy	JPY	409,288	AUD	4,684	(5,646)	BNP Paribas
06/29/18	Buy	TRY	4,928	EUR	1,094	(116,570)	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	2,583	EUR	582	(71,950)	BNP Paribas
06/29/18	Buy	EUR	886	TRY	3,420	240,568	Credit Suisse First Boston Corp.
09/28/18	Buy	EUR	991	ZAR	15,544	(15,936)	BNP Paribas
09/28/18	Buy	ZAR	17,960	EUR	1,024	171,355	Citigroup Global Markets
04/30/19	Buy	EUR	2,559	TRY	12,437	390,199	BNP Paribas

04/30/19	Buy	TRY	17,481	EUR	3,132	50,051	Citigroup Global Markets
06/28/19	Buy	AUD	1,120	JPY	94,696	4,644	BNP Paribas
11/27/19	Buy	EUR	2,122	ZAR	41,069	(376,017)	Citigroup Global Markets
11/27/19	Buy	ZAR	16,840	EUR	974	17,893	Deutsche Bank AG
12/30/19	Buy	EUR	1,930	ZAR	33,514	(27,040)	Deutsche Bank AG
11/30/20	Buy	JPY	382,815	AUD	4,906	(151,627)	Deutsche Bank AG

						$187,971

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	03/02/18	1.500%(M)	100	$4	$—	$4	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	02/27/18	1.500%(M)	25	31	—	31	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	02/27/18	1.500%(M)	20	25	—	25	Goldman Sachs & Co.
Bank of America Prime Mortgage	03/02/18	1.500%(M)	346	14	—	14	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	03/02/18	1.500%(M)	220	9	—	9	Goldman Sachs & Co.
Chase Mortgage	03/02/18	1.500%(M)	167	7	—	7	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	03/02/18	1.500%(M)	88	4	—	4	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	176	220	—	220	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	71	89	—	89	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	157	196	—	196	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	31	39	—	39	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	27	34	—	34	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	46	57	—	57	Goldman Sachs & Co.
COMM Mortgage Trust	02/27/18	1.500%(M)	46	57	—	57	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/27/18	1.500%(M)	46	57	—	57	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	57	71	—	71	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	115	144	—	144	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/27/18	1.500%(M)	6	8	—	8	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	205	256	—	256	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	59	74	—	74	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	76	95	—	95	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	232	290	—	290	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	40	50	—	50	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	33	41	—	41	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	86	107	—	107	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/27/18	1.500%(M)	68	85	—	85	Goldman Sachs & Co.
GSAMP Home Equity	03/02/18	1.500%(M)	67	3	—	3	Goldman Sachs & Co.
GSAMP Trust	03/02/18	1.500%(M)	44	2	—	2	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	110	137	—	137	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	90	112	—	112	Goldman Sachs & Co.

JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	71	$89	—	89	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/27/18	1.500%(M)	30	37	—	37	Goldman Sachs & Co.
Lehman Home Equity	03/02/18	1.500%(M)	157	7	—	7	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	171	214	—	214	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	70	87	—	87	Goldman Sachs & Co.
Morgan Stanley Home Equity	03/02/18	1.500%(M)	68	3	—	3	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	54	67	—	67	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	40	50	—	50	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	46	57	—	57	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	34	42	—	42	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	34	43	—	43	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/27/18	1.500%(M)	20	25	—	25	Goldman Sachs & Co.
Morgan Stanley ReREMIC Trust	03/02/18	1.500%(M)	98	4	—	4	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	126	5	—	5	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	83	4	—	4	Goldman Sachs & Co.
New Century Home Equity	03/02/18	1.500%(M)	105	4	—	4	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	236	10	—	10	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	91	4	—	4	Goldman Sachs & Co.
Option One Home Equity	03/02/18	1.500%(M)	73	3	—	3	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	03/02/18	1.500%(M)	219	9	—	9	Goldman Sachs & Co.
Structured Agency Credit Risk	03/02/18	1.500%(M)	130	5	—	5	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	02/27/18	1.500%(M)	73	91	—	91	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/27/18	1.500%(M)	21	26	—	26	Goldman Sachs & Co.
WR-RBS Commercial Mortgage Trust	02/27/18	1.500%(M)	35	44	—	44	Goldman Sachs & Co.

				$3,248	$—	$3,248

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000	%(Q)	300	0.667%	$(35,072)	$(16,608)	$(18,464)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000	%(Q)	1,900	0.473%	(34,918)	42,740	(77,658)	Deutsche Bank AG
Central Bank of Tunisia	12/20/22	1.000	%(Q)	700	3.016%	59,849	70,893	(11,044)	Barclays Capital Group
China Development Bank Corp.	06/20/21	1.000	%(Q)	1,900	0.427%	(37,779)	26,990	(64,769)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000	%(Q)	700	0.108%	(9,431)	(2,988)	(6,443)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000	%(Q)	3,000	0.664%	(68,098)	(128,658)	60,560	BNP Paribas
Republic of Ireland	06/20/19	1.000	%(Q)	700	0.049%	(10,007)	(10,231)	224	Deutsche Bank AG
Republic of Italy	06/20/19	1.000	%(Q)	900	0.257%	(10,264)	5,740	(16,004)	Deutsche Bank AG
Republic of Korea	06/20/18	1.000	%(Q)	10,000	0.226%	(41,833)	(84,386)	42,553	Barclays Capital Group
Republic of Portugal	06/20/19	1.000	%(Q)	400	0.137%	(5,228)	12,674	(17,902)	Deutsche Bank AG

						$(192,781)	$(83,834)	$(108,947)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.231%	$31,010	$16,516	$14,494	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.231%	31,010	16,034	14,976	Hong Kong & Shanghai Bank
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	3.083%	(253,347)	(441,383)	188,036	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	410	2.809%	(28,515)	(70,771)	42,256	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	200	2.809%	(13,910)	(35,500)	21,590	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	500	2.923%	(40,559)	(49,578)	9,019	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.080%	(109,030)	(216,250)	107,220	Barclays Capital Group
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.233%	174,294	20,902	153,392	Hong Kong & Shanghai Bank
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.292%	218,022	102,240	115,782	Barclays Capital Group
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.044%	63,972	(14,500)	78,472	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.221%	2,474	(16,628)	19,102	Goldman Sachs & Co.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.573%	32,472	(38,725)	71,197	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.215%	18,827	(7,646)	26,473	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.228%	42,369	18,280	24,089	Hong Kong & Shanghai Bank

Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.253%	51,112	916	50,196	Barclays Capital Group
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.377%	26,506	(25,398)	51,904	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.207%	3,571	(15,719)	19,290	Goldman Sachs & Co.
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.325%	55,269	3,012	52,257	Barclays Capital Group
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	0.990%	6,072	(27,517)	33,589	Citigroup Global Markets
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	400	1.148%	(1,423)	(5,623)	4,200	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	650	0.179%	8,115	603	7,512	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.208%	31,871	20,407	11,464	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.208%	15,936	10,204	5,732	Hong Kong & Shanghai Bank
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.370%	87,121	(45,657)	132,778	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.420%	36,426	(5,233)	41,659	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.420%	34,150	(4,230)	38,380	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.455%	45,247	(21,992)	67,239	Goldman Sachs & Co.
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.455%	22,623	(17,211)	39,834	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	2,300	0.379%	8,258	(102,865)	111,123	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	1.179%	(12,421)	(70,059)	57,638	Goldman Sachs & Co.
Republic of Brazil	09/20/18	1.000%(Q)	1,000	0.385%	5,115	(44,239)	49,354	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%(Q)	1,500	0.324%	3,137	(17,514)	20,651	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.307%	67,667	2,887	64,780	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.645%	28,720	(41,036)	69,756	Hong Kong & Shanghai Bank
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.585%	(42,922)	(91,189)	48,267	Citigroup Global Markets
Republic of France	12/20/19	0.250%(Q)	2,500	0.068%	9,228	(15,171)	24,399	Goldman Sachs & Co.
Republic of France	12/20/19	0.250%(Q)	7,000	0.068%	25,837	(107,630)	133,467	Hong Kong & Shanghai Bank
Republic of France	03/20/19	0.250%(Q)	1,200	0.047%	3,114	(14,962)	18,076	Deutsche Bank AG
Republic of France	03/20/20	0.250%(Q)	3,000	0.062%	12,774	(188,678)	201,452	JPMorgan Chase
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.725%	44,743	(22,288)	67,031	Citigroup Global Markets

Republic of Indonesia	09/20/18	1.000%(Q)	2,200	0.156%	14,482	(122,244)	136,726	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%(Q)	1,200	0.157%	10,393	(70,888)	81,281	Goldman Sachs & Co.
Republic of Ireland	06/20/18	1.000%(Q)	2,000	0.024%	9,934	(81,677)	91,611	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/21	1.000%(Q)	700	0.101%	21,485	3,082	18,403	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.244%	160,889	48,193	112,696	Goldman Sachs & Co.
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.288%	172,872	86,119	86,753	JPMorgan Chase
Republic of Ireland	06/20/24	1.000%(Q)	700	0.199%	34,044	(8,907)	42,951	Deutsche Bank AG
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.393%	151,727	(2,638)	154,365	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.393%	97,889	5,096	92,793	Goldman Sachs & Co.
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.409%	139,618	70,830	68,788	Morgan Stanley
Republic of Italy	06/20/20	1.000%(Q)	6,000	0.638%	57,725	(14,463)	72,188	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%(Q)	1,500	0.677%	14,171	(13,249)	27,420	Barclays Capital Group
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.881%	17,486	(108,435)	125,921	JPMorgan Chase
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.363%	(122,968)	(371,094)	248,126	BNP Paribas
Republic of Italy	12/20/26	1.000%(Q)	400	1.399%	(11,361)	(36,893)	25,532	Hong Kong & Shanghai Bank
Republic of Italy	06/20/24	1.000%(Q)	900	0.793%	11,884	(50,860)	62,744	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.881%	17,486	(108,518)	126,004	Goldman Sachs & Co.
Republic of Korea	12/20/21	1.000%(Q)	2,000	0.400%	46,929	37,686	9,243	Barclays Capital Group
Republic of Korea	06/20/22	1.000%(Q)	5,000	0.450%	120,128	100,091	20,037	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%(Q)	700	0.074%	9,763	2,637	7,126	Deutsche Bank AG
Republic of Latvia	09/20/19	1.000%(Q)	3,000	0.081%	48,161	5,686	42,475	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%(Q)	700	0.082%	9,688	2,637	7,051	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%(Q)	3,000	0.093%	47,755	5,603	42,152	Barclays Capital Group
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.260%	121,130	(206,535)	327,665	JPMorgan Chase
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.489%	112,500	43,319	69,181	Citigroup Global Markets
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.523%	59,993	(105,928)	165,921	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.327%	31,457	(8,268)	39,725	JPMorgan Chase
Republic of Philippines	12/20/20	1.000%(Q)	750	0.346%	14,655	(42)	14,697	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.435%	20,924	(15,838)	36,762	Hong Kong & Shanghai Bank
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.495%	21,025	(17,211)	38,236	Deutsche Bank AG
Republic of Poland	06/20/21	1.000%(Q)	1,000	0.294%	24,333	17,974	6,359	Hong Kong & Shanghai Bank
Republic of Poland	12/20/21	1.000%(Q)	2,000	0.346%	51,175	33,939	17,236	Barclays Capital Group
Republic of Portugal	06/20/21	1.000%(Q)	700	0.329%	16,181	(44,567)	60,748	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.387%	25,430	(53,625)	79,055	Goldman Sachs & Co.
Republic of Portugal	06/20/24	1.000%(Q)	400	0.678%	7,989	(39,789)	47,778	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%(Q)	1,000	0.225%	26,594	21,924	4,670	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.766%	13,390	(69,737)	83,127	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%(Q)	1,200	0.279%	9,093	(64,857)	73,950	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%(Q)	2,000	0.868%	7,887	(76,304)	84,191	JPMorgan Chase
Russian Federation	12/20/21	1.000%(Q)	3,000	0.820%	23,503	(178,672)	202,175	Barclays Capital Group
Russian Federation	12/20/21	1.000%(Q)	8,525	0.820%	66,788	(491,510)	558,298	Barclays Capital Group
Russian Federation	12/20/26	1.000%(Q)	1,200	1.724%	(63,461)	(131,616)	68,155	Barclays Capital Group
State of Illinois^	12/20/22	1.000%(Q)	2,725	*	(74,390)	(110,628)	36,238	Citigroup Global Markets
State of Illinois^	12/20/24	1.000%(Q)	2,800	*	(218,142)	(195,658)	(22,484)	Goldman Sachs & Co.

					$2,123,169	$(3,879,026)	$6,002,195

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	27,500	$(673,561)	$(697,055)	$(23,494)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%(Q)	10,670	$3,667	$(459,877)	$463,544	Citigroup Global Markets

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	885	3 Month LIBOR plus 62.75 bps(Q)	JPY	100,000	0.07%(S)	Citigroup Global Markets	09/07/21	$(28,479)	$—	$(28,479)
	2,612	3 Month LIBOR(Q)	CAD	3,460	3 Month Canadian Banker’s Acceptance minus 16.25 bps(Q)	Goldman Sachs & Co.	10/17/18	(203,245)	—	(203,245)
	5,000	3 Month LIBOR(Q)	JPY	510,300	3 Month LIBOR minus 53.375 bps(Q)	Goldman Sachs & Co.	06/17/24	328,963	—	328,963
	4,248	3 Month LIBOR(Q)	JPY	500,000	3 Month LIBOR minus 73.00 bps(Q)	JPMorgan Chase	11/21/24	(273,160)	—	(273,160)
JPY	2,224,500	3 Month JPY LIBOR minus 52 bps(Q)		19,545	3 Month LIBOR(Q)	UBS AG	11/10/18	717,586	—	717,586
	19,545	3 Month LIBOR(Q)	JPY	2,224,500	3 Month JPY LIBOR minus 57.25 bps(Q)	UBS AG	11/10/19	(706,325)	—	(706,325)

								$(164,660)	$—	$(164,660)

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	8,515	05/15/22	1.195%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(92,324)	$(92,324)
EUR	3,590	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(35,282)	(35,282)
EUR	5,210	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(47,896)	(47,896)
EUR	8,085	05/15/27	1.420%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	106,313	106,313
EUR	1,800	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	30,469	30,469
EUR	2,535	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	38,225	38,225
EUR	2,770	05/15/32	1.630%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(26,847)	(26,847)

GBP	15,945	01/15/23	3.275	%(T)	U.K. Retail Price Index(1)(T)	—	(10,263)	(10,263)
GBP	3,590	04/15/27	3.460	%(T)	U.K. Retail Price Index(1)(T)	—	(57,608)	(57,608)
GBP	2,590	05/15/27	3.420	%(T)	U.K. Retail Price Index(1)(T)	—	(18,420)	(18,420)
GBP	14,260	01/15/28	3.390	%(T)	U.K. Retail Price Index(2)(T)	—	24,257	24,257
GBP	1,565	05/15/32	3.513	%(T)	U.K. Retail Price Index(2)(T)	—	15,870	15,870
GBP	205	07/15/32	3.513	%(T)	U.K. Retail Price Index(2)(T)	—	1,071	1,071
GBP	4,300	01/15/33	3.500	%(T)	U.K. Retail Price Index(2)(T)	—	15,342	15,342
GBP	1,490	04/15/37	3.570	%(T)	U.K. Retail Price Index(2)(T)	—	26,291	26,291
GBP	2,775	07/15/37	3.515	%(T)	U.K. Retail Price Index(2)(T)	—	(36,447)	(36,447)
GBP	1,460	08/15/42	3.520	%(T)	U.K. Retail Price Index(2)(T)	(4,365)	(30,267)	(25,902)
GBP	1,280	07/15/47	3.458	%(T)	U.K. Retail Price Index(1)(T)	(63,650)	57,107	120,757
GBP	615	08/15/47	3.469	%(T)	U.K. Retail Price Index(1)(T)	—	21,552	21,552
GBP	210	10/15/47	3.535	%(T)	U.K. Retail Price Index(2)(T)	—	6,469	6,469
GBP	1,550	01/15/48	3.510	%(T)	U.K. Retail Price Index(1)(T)	—	(4,355)	(4,355)
GBP	230	07/15/57	3.325	%(T)	U.K. Retail Price Index(1)(T)	—	17,160	17,160
GBP	300	08/15/57	3.363	%(T)	U.K. Retail Price Index(1)(T)	—	8,120	8,120
GBP	130	10/15/57	3.418	%(T)	U.K. Retail Price Index(1)(T)	—	(8,055)	(8,055)
	6,000	10/25/27	2.160	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(36,000)	(112,418)	(76,418)

						$(104,015)	$(111,936)	$(7,921)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	102,525	11/21/19	2.038	%(Q)	3 Month BBSW(1)(Q)	$—	$88,691	$88,691
AUD	2,240	10/27/21	2.173	%(S)	6 Month BBSW(2)(S)	(230)	(16,941)	(16,711)
AUD	4,000	09/21/22	3.830	%(S)	6 Month BBSW(2)(S)	(72,198)	201,368	273,566
AUD	7,580	09/25/22	2.958	%(S)	6 Month BBSW(2)(S)	—	(1,037)	(1,037)
AUD	1,000	05/02/26	2.650	%(S)	6 Month BBSW(2)(S)	120	(11,872)	(11,992)
AUD	2,700	06/06/27	2.661	%(S)	3 Month BBSW(2)(S)	—	(48,563)	(48,563)
AUD	5,835	07/19/32	3.130	%(S)	6 Month BBSW(2)(S)	—	(22,576)	(22,576)
AUD	1,600	07/28/32	3.137	%(S)	6 Month BBSW(2)(S)	—	(5,334)	(5,334)
AUD	2,000	12/19/32	4.423	%(S)	6 Month BBSW(2)(S)	(5,183)	249,866	255,049
BRL	268,389	01/02/19	7.350	%(T)	1 Day BROIS(1)(T)	—	(395,853)	(395,853)
BRL	203,371	01/04/21	8.680	%(T)	1 Day BROIS(2)(T)	—	202,695	202,695
BRL	44,920	01/04/21	9.470	%(T)	1 Day BROIS(1)(T)	—	(441,014)	(441,014)
BRL	38,848	01/04/21	10.050	%(T)	1 Day BROIS(2)(T)	—	609,270	609,270
BRL	44,455	01/04/21	11.180	%(T)	1 Day BROIS(2)(T)	—	1,291,165	1,291,165
BRL	61,984	01/02/23	9.230	%(T)	1 Day BROIS(1)(T)	—	(72,940)	(72,940)
BRL	5,231	01/02/23	10.400	%(T)	1 Day BROIS(2)(T)	—	114,840	114,840
BRL	5,783	01/02/23	10.470	%(T)	1 Day BROIS(2)(T)	—	134,653	134,653
BRL	31,910	01/02/25	9.943	%(T)	1 Day BROIS(2)(T)	—	261,585	261,585
BRL	7,002	01/02/25	9.985	%(T)	1 Day BROIS(2)(T)	—	93,014	93,014
BRL	18,750	01/02/25	10.040	%(T)	1 Day BROIS(2)(T)	—	275,529	275,529
CAD	22,000	10/19/18	0.955	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	152	(74,289)	(74,441)
CAD	41,460	10/26/18	0.910	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	171	(276,914)	(277,085)
CAD	31,070	12/22/18	1.180	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	33,376	(172,378)	(205,754)

CAD	15,000	02/08/19	1.070	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	140	(127,993)	(128,133)
CAD	33,000	05/08/19	1.032	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(97)	(353,807)	(353,710)
CAD	134,535	07/26/19	1.605	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(214,184)	(796,117)	(581,933)
CAD	95,030	11/20/19	1.971	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(308,959)	(308,959)
CAD	28,155	01/09/20	1.716	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(66,076)	(205,956)	(139,880)
CAD	3,550	03/07/21	0.983	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(122,922)	(123,046)
CAD	20,550	12/22/21	1.560	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(63,051)	525,818	588,869
CAD	7,930	04/05/22	1.445	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	252,157	252,157
CAD	9,300	05/08/22	1.367	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	90	327,408	327,318
CAD	4,200	08/17/22	2.370	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(22,600)	4,540	27,140
CAD	23,505	11/21/22	2.015	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(359,416)	(359,416)
CAD	3,000	08/20/23	3.134	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	135	(100,388)	(100,523)
CAD	1,500	04/22/26	1.670	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	127	(83,119)	(83,246)
CAD	3,070	06/25/30	2.651	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	(14,008)	(97,234)
CAD	1,500	05/30/37	2.240	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	(104,666)	(104,625)
CAD	2,165	01/09/38	2.720	%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(22,088)	(22,088)
CAD	190	05/30/47	2.240	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	5	13,258	13,253
CAD	1,732	01/09/48	2.640	%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	28,628	28,628
CHF	2,400	10/21/21	(0.522	%)(A)	6 Month CHF LIBOR(2)(S)	162	(35,175)	(35,337)
CHF	8,360	07/14/27	0.763	%(A)	6 Month CHF LIBOR(2)(S)	—	(38,307)	(38,307)
CHF	800	10/17/31	0.033	%(A)	6 Month CHF LIBOR(2)(S)	163	(74,942)	(75,105)
CHF	8,510	07/14/32	1.108	%(A)	6 Month CHF LIBOR(1)(S)	—	52,364	52,364
CHF	6,230	10/05/37	—	(7)	— (7)	—	(4,880)	(4,880)
CZK	1,644,475	11/15/19	1.400	%(A)	3 Month PRIBOR(2)(Q)	—	(162,951)	(162,951)
CZK	171,000	01/06/22	0.555	%(A)	6 Month PRIBOR(2)(S)	33	(380,410)	(380,443)
CZK	34,000	01/23/22	0.513	%(A)	6 Month PRIBOR(2)(S)	13	(79,543)	(79,556)
CZK	213,000	04/27/22	0.925	%(A)	6 Month PRIBOR(2)(S)	—	(299,414)	(299,414)
CZK	193,410	06/29/22	0.895	%(A)	6 Month PRIBOR(2)(S)	—	(317,001)	(317,001)
CZK	250,000	11/17/22	1.505	%(A)	6 Month PRIBOR(2)(S)	—	(157,532)	(157,532)
CZK	108,675	04/27/27	1.300	%(A)	6 Month PRIBOR(1)(S)	—	274,037	274,037
CZK	98,760	06/29/27	1.175	%(A)	6 Month PRIBOR(1)(S)	—	322,024	322,024
DKK	387,045	11/15/19	(0.108	%)(A)	3 Month CIBOR(1)(Q)	—	656	656
DKK	15,000	01/27/20	0.385	%(A)	6 Month CIBOR(2)(S)	30	19,876	19,846
DKK	20,900	10/17/21	0.185	%(A)	6 Month CIBOR(2)(S)	(59,047)	(18,118)	40,929
DKK	13,600	05/04/25	0.825	%(A)	6 Month CIBOR(2)(S)	38	(530)	(568)
DKK	5,000	08/29/26	0.580	%(A)	6 Month CIBOR(2)(S)	28	(31,396)	(31,424)
DKK	1,300	10/21/26	0.673	%(A)	6 Month CIBOR(2)(S)	23	(7,056)	(7,079)
DKK	13,000	03/15/27	1.123	%(A)	6 Month CIBOR(2)(S)	—	21,919	21,919
DKK	1,865	06/22/27	0.987	%(A)	6 Month CIBOR(2)(S)	—	(2,788)	(2,788)

EUR	2,300	09/01/18	0.174	%(A)	6 Month EURIBOR(2)(S)	174	13,014	12,840
EUR	4,000	10/26/18	(0.189	%)(A)	6 Month EURIBOR(2)(S)	173	4,213	4,040
EUR	830	07/02/19	0.656	%(A)	6 Month EURIBOR(2)(S)	171	17,052	16,881
EUR	26,226	09/08/19	(0.195	%)(A)	6 Month EURIBOR(2)(S)	—	11,168	11,168
EUR	52,395	11/15/19	(0.205	%)(A)	3 Month EURIBOR(1)(Q)	—	34,062	34,062
EUR	11,880	01/11/20	(0.155	%)(A)	6 Month EURIBOR(1)(S)	—	4,688	4,688
EUR	1,000	05/29/20	0.373	%(A)	6 Month EURIBOR(2)(S)	171	16,396	16,225
EUR	610	07/02/21	0.994	%(A)	6 Month EURIBOR(2)(S)	170	26,045	25,875
EUR	700	08/14/21	0.841	%(A)	3 Month EURIBOR(2)(Q)	172	26,364	26,192
EUR	650	03/02/22	0.072	%(A)	6 Month EURIBOR(2)(S)	(63,289)	(6,148)	57,141
EUR	8,200	06/29/22	0.219	%(A)	6 Month EURIBOR(1)(S)	—	49,831	49,831
EUR	21,000	09/08/22	0.140	%(A)	6 Month EURIBOR(1)(S)	—	269,121	269,121
EUR	25,025	11/23/22	0.197	%(A)	6 Month EURIBOR(1)(S)	—	331,290	331,290
EUR	6,035	01/11/23	0.286	%(A)	6 Month EURIBOR(2)(S)	—	(62,667)	(62,667)
EUR	1,410	05/12/25	0.895	%(A)	6 Month EURIBOR(2)(S)	184	26,045	25,861
EUR	17,940	08/15/25	0.395	%(A)	6 Month EURIBOR(1)(S)	308	628,736	628,428
EUR	12,215	08/15/26	0.504	%(A)	1 Day EONIA(1)(A)	—	283,103	283,103
EUR	29,340	08/15/26	0.634	%(A)	1 Day EONIA(1)(A)	8,684	257,678	248,994
EUR	28,080	08/15/26	0.655	%(A)	1 Day EONIA(1)(A)	(12,202)	182,398	194,600
EUR	5,339	09/08/27	0.770	%(A)	6 Month EURIBOR(2)(S)	—	(133,509)	(133,509)
EUR	1,090	01/11/28	0.865	%(A)	6 Month EURIBOR(1)(S)	—	24,815	24,815
EUR	2,000	03/04/29	2.302	%(A)	6 Month EURIBOR(2)(S)	245,068	359,649	114,581
EUR	1,000	06/04/29	2.002	%(A)	6 Month EURIBOR(2)(S)	177	129,334	129,157
EUR	1,360	11/11/29	1.453	%(A)	6 Month EURIBOR(2)(S)	174	54,239	54,065
EUR	1,800	01/14/30	1.022	%(A)	6 Month EURIBOR(2)(S)	180	(47,897)	(48,077)
EUR	2,000	03/02/31	0.825	%(A)	6 Month EURIBOR(2)(S)	(76,215)	(119,394)	(43,179)
EUR	700	04/07/31	0.819	%(A)	6 Month EURIBOR(2)(S)	178	(44,340)	(44,518)
EUR	450	05/03/31	1.048	%(A)	6 Month EURIBOR(2)(S)	179	(12,372)	(12,551)
EUR	2,220	05/09/31	1.587	%(A)	6 Month EURIBOR(2)(S)	205	(53,533)	(53,738)
EUR	1,500	07/04/31	0.672	%(A)	6 Month EURIBOR(2)(S)	182	(141,043)	(141,225)
EUR	570	08/02/31	0.584	%(A)	6 Month EURIBOR(2)(S)	174	(62,118)	(62,292)
EUR	1,500	08/26/31	0.562	%(A)	6 Month EURIBOR(2)(S)	184	(171,517)	(171,701)
EUR	700	09/09/31	0.558	%(A)	6 Month EURIBOR(2)(S)	176	(81,166)	(81,342)
EUR	600	10/04/31	0.593	%(A)	6 Month EURIBOR(2)(S)	175	(67,302)	(67,477)
EUR	1,700	12/14/31	1.217	%(A)	6 Month EURIBOR(2)(S)	176	(25,433)	(25,609)
EUR	1,850	12/19/31	1.160	%(A)	6 Month EURIBOR(2)(S)	565	(45,738)	(46,303)
EUR	2,300	12/19/31	1.161	%(A)	6 Month EURIBOR(2)(S)	(14,197)	(57,022)	(42,825)
EUR	2,600	12/27/31	1.082	%(A)	6 Month EURIBOR(2)(S)	13,245	(99,240)	(112,485)
EUR	6,400	02/23/32	1.180	%(A)	6 Month EURIBOR(2)(S)	220	(64,163)	(64,383)
EUR	4,680	03/29/32	1.170	%(A)	6 Month EURIBOR(2)(S)	1,893	(67,291)	(69,184)
EUR	1,400	04/04/32	1.145	%(A)	6 Month EURIBOR(2)(S)	—	(27,054)	(27,054)
EUR	2,000	04/10/32	1.105	%(A)	6 Month EURIBOR(2)(S)	—	(53,473)	(53,473)
EUR	4,150	05/11/32	1.100	%(A)	6 Month EURIBOR(2)(S)	(101,776)	(124,008)	(22,232)
EUR	7,000	06/28/32	0.785	%(A)	6 Month EURIBOR(2)(S)	(68,585)	(620,811)	(552,226)
EUR	6,200	10/04/32	2.000	%(A)	1 Day EONIA(2)(A)	—	19,798	19,798
EUR	6,200	10/04/32	2.080	%(A)	3 Month EURIBOR(1)(Q)	—	(31,602)	(31,602)
EUR	3,050	10/30/32	1.302	%(A)	6 Month EURIBOR(2)(S)	—	(17,454)	(17,454)
EUR	3,500	05/11/33	1.000	%(A)	6 Month EURIBOR(2)(S)	(155,995)	(204,954)	(48,959)
EUR	410	05/11/35	1.050	%(A)	6 Month EURIBOR(1)(S)	26,513	28,267	1,754
EUR	3,135	12/28/35	1.559	%(A)	6 Month EURIBOR(2)(S)	48,090	63,410	15,320
EUR	700	06/02/36	1.072	%(A)	6 Month EURIBOR(2)(S)	180	(52,431)	(52,611)
EUR	600	09/26/36	0.749	%(A)	6 Month EURIBOR(2)(S)	177	(90,150)	(90,327)
EUR	600	09/28/36	0.729	%(A)	6 Month EURIBOR(2)(S)	178	(92,808)	(92,986)
EUR	1,000	11/02/36	0.958	%(A)	6 Month EURIBOR(2)(S)	180	(107,932)	(108,112)
EUR	1,500	02/02/37	1.355	%(A)	6 Month EURIBOR(2)(S)	188	(16,573)	(16,761)
EUR	23,700	08/24/37	1.960	%(A)	1 Day EONIA(2)(A)	—	65,527	65,527
EUR	23,700	08/24/37	2.033	%(A)	3 Month LIBOR(1)(Q)	(6,141)	(141,874)	(135,733)

EUR	6,720	10/25/37	2.085	%(A)	3 Month EURIBOR(2)(Q)	—	55,668	55,668
EUR	6,720	10/25/37	2.114	%(A)	6 Month EURIBOR(1)(S)	—	(52,098)	(52,098)
EUR	3,190	05/11/42	1.350	%(A)	6 Month EURIBOR(2)(S)	(188,099)	(120,645)	67,454
EUR	1,235	07/04/42	1.001	%(A)	6 Month EURIBOR(2)(S)	(143,527)	(166,683)	(23,156)
EUR	5,500	07/04/42	1.416	%(A)	1 Day EONIA(2)(A)	(10,961)	70,440	81,401
EUR	12,030	07/04/42	1.438	%(A)	1 Day EONIA(2)(A)	—	152,535	152,535
EUR	1,390	05/09/46	1.357	%(A)	6 Month EURIBOR(1)(S)	200	93,379	93,179
EUR	1,530	12/05/47	1.442	%(A)	6 Month EURIBOR(1)(S)	—	51,544	51,544
EUR	7,380	01/26/48	1.853	%(A)	3 Month EURIBOR(2)(Q)	—	77,032	77,032
EUR	7,380	01/26/48	1.863	%(A)	6 Month EURIBOR(1)(S)	—	(80,583)	(80,583)
GBP	194,820	02/08/18	0.442	%(T)	1 Day SONIA(1)(T)	—	8,683	8,683
GBP	690	06/30/19	2.166	%(S)	6 Month GBP LIBOR(2)(S)	203	19,792	19,589
GBP	850	08/04/19	0.109	%(A)	1 Day SONIA(1)(A)	199	12,874	12,675
GBP	1,500	03/02/20	0.338	%(A)	1 Day SONIA(1)(A)	—	32,584	32,584
GBP	510	06/30/21	2.469	%(S)	6 Month GBP LIBOR(2)(S)	203	32,932	32,729
GBP	22,625	11/21/22	1.076	%(S)	6 Month GBP LIBOR(1)(S)	(12,100)	313,582	325,682
GBP	2,260	05/15/24	0.963	%(S)	6 Month GBP LIBOR(1)(S)	(13,128)	83,872	97,000
GBP	4,100	09/07/25	1.075	%(S)	6 Month GBP LIBOR(1)(S)	198	153,369	153,171
GBP	2,580	12/13/26	1.383	%(S)	6 Month GBP LIBOR(1)(S)	214	42,581	42,367
GBP	19,240	12/07/27	1.444	%(S)	6 Month GBP LIBOR(1)(S)	(25,042)	304,622	329,664
GBP	10,740	06/23/31	1.618	%(S)	6 Month GBP LIBOR(2)(S)	369	(82,443)	(82,812)
GBP	4,430	12/21/31	1.534	%(S)	6 Month GBP LIBOR(2)(S)	235	(110,259)	(110,494)
GBP	2,100	12/22/31	1.533	%(S)	6 Month GBP LIBOR(2)(S)	3,696	(52,742)	(56,438)
GBP	7,525	02/26/32	—	(3)	— (3)	—	12,419	12,419
GBP	2,780	02/27/32	1.374	%(S)	6 Month GBP LIBOR(2)(S)	16,473	(140,681)	(157,154)
GBP	7,960	05/08/32	1.323	%(S)	6 Month GBP LIBOR(2)(S)	(298,360)	(516,981)	(218,621)
GBP	3,500	05/15/32	1.398	%(S)	6 Month GBP LIBOR(2)(S)	20,278	(179,582)	(199,860)
GBP	4,500	10/30/32	1.633	%(S)	6 Month GBP LIBOR(2)(S)	82,130	(35,077)	(117,207)
GBP	1,000	04/21/36	1.787	%(S)	6 Month GBP LIBOR(2)(S)	87,073	18,068	(69,005)
GBP	3,620	12/13/36	1.644	%(S)	6 Month GBP LIBOR(2)(S)	43,693	(68,649)	(112,342)
GBP	1,500	05/08/37	1.450	%(S)	6 Month GBP LIBOR(2)(S)	(79)	(98,051)	(97,972)
GBP	3,810	06/23/46	1.626	%(S)	6 Month GBP LIBOR(1)(S)	244	94,396	94,152
GBP	1,010	12/13/46	1.615	%(S)	6 Month GBP LIBOR(1)(S)	213	28,045	27,832
GBP	9,670	12/21/46	1.551	%(S)	6 Month GBP LIBOR(1)(S)	(33,189)	478,043	511,232
GBP	2,320	05/08/47	1.400	%(S)	6 Month GBP LIBOR(1)(S)	177,430	230,588	53,158
GBP	2,000	10/30/47	1.680	%(S)	6 Month GBP LIBOR(1)(S)	(73,491)	3,919	77,410
HUF	20,040,365	11/15/19	0.350	%(A)	3 Month BUBOR(1)(Q)	—	55,737	55,737
HUF	3,735,010	05/04/21	1.080	%(A)	6 Month BUBOR(1)(S)	—	(335,289)	(335,289)
HUF	623,000	12/23/21	1.153	%(A)	6 Month BUBOR(1)(S)	9	(37,135)	(37,144)
HUF	3,017,210	05/04/22	1.360	%(A)	6 Month BUBOR(2)(S)	—	360,098	360,098
HUF	375,000	09/09/23	1.365	%(A)	6 Month BUBOR(2)(S)	(32,218)	20,754	52,972
HUF	370,000	03/18/26	2.140	%(A)	6 Month BUBOR(2)(S)	16,300	82,330	66,030
HUF	1,667,000	12/23/26	3.755	%(A)	6 Month BUBOR(2)(S)	41	347,509	347,468
INR	301,000	12/05/22	6.550	%(S)	1 Day INOIS(2)(S)	—	(7,570)	(7,570)
JPY	32,800	07/04/21	(0.157	%)(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(2,635)	12,378
JPY	500,000	10/25/21	(0.047	%)(S)	6 Month JPY LIBOR(2)(S)	21	(26,176)	(26,197)
JPY	320,000	01/29/22	0.316	%(S)	6 Month JPY LIBOR(2)(S)	16	24,005	23,989
JPY	3,145,000	11/24/22	0.096	%(S)	6 Month JPY LIBOR(1)(S)	—	52,561	52,561
JPY	102,400	10/25/23	(0.015	%)(S)	6 Month JPY LIBOR(2)(S)	(87,717)	(10,004)	77,713
JPY	3,276,010	12/20/24	0.126	%(S)	6 Month JPY LIBOR(2)(S)	(53,955)	(183,151)	(129,196)
JPY	140,000	09/21/26	0.098	%(S)	6 Month JPY LIBOR(2)(S)	(169,999)	(20,999)	149,000
JPY	135,000	04/25/27	0.221	%(S)	6 Month JPY LIBOR(2)(S)	—	(10,286)	(10,286)
JPY	716,800	04/16/28	1.235	%(S)	6 Month JPY LIBOR(2)(S)	(61,410)	604,286	665,696
JPY	135,000	02/20/29	1.260	%(S)	6 Month JPY LIBOR(2)(S)	49,802	122,988	73,186
JPY	50,000	04/02/29	1.288	%(S)	6 Month JPY LIBOR(2)(S)	5	46,483	46,478
JPY	100,000	08/18/29	1.070	%(S)	6 Month JPY LIBOR(2)(S)	10	71,658	71,648
JPY	100,000	08/28/29	1.043	%(S)	6 Month JPY LIBOR(2)(S)	10	68,418	68,408

JPY	200,000	09/09/29	1.061	%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	140,308	141,583
JPY	655,000	09/29/29	1.064	%(S)	6 Month JPY LIBOR(2)(S)	411,209	457,962	46,753
JPY	200,000	04/01/31	0.319	%(S)	6 Month JPY LIBOR(2)(S)	26	(43,015)	(43,041)
JPY	215,000	05/06/31	0.354	%(S)	6 Month JPY LIBOR(2)(S)	28	(39,215)	(39,243)
JPY	150,000	07/07/31	0.071	%(S)	6 Month JPY LIBOR(2)(S)	15	(81,892)	(81,907)
JPY	256,500	08/15/31	0.223	%(S)	6 Month JPY LIBOR(2)(S)	25	(92,578)	(92,603)
JPY	130,000	08/30/31	0.217	%(S)	6 Month JPY LIBOR(2)(S)	13	(48,277)	(48,290)
JPY	120,000	09/08/31	0.316	%(S)	6 Month JPY LIBOR(2)(S)	12	(29,873)	(29,885)
JPY	190,000	09/21/31	0.328	%(S)	6 Month JPY LIBOR(2)(S)	27	(45,414)	(45,441)
JPY	350,000	10/14/31	0.270	%(S)	6 Month JPY LIBOR(2)(S)	47	(111,366)	(111,413)
JPY	200,000	04/06/32	0.484	%(S)	6 Month JPY LIBOR(2)(S)	—	(15,153)	(15,153)
JPY	159,520	04/07/32	0.491	%(S)	6 Month JPY LIBOR(2)(S)	—	(10,621)	(10,621)
JPY	140,000	06/07/32	0.451	%(S)	6 Month JPY LIBOR(2)(S)	—	(19,352)	(19,352)
JPY	71,000	09/21/32	0.463	%(S)	6 Month JPY LIBOR(2)(S)	—	(9,536)	(9,536)
JPY	160,000	11/14/32	2.390	%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	227,911	254,510
JPY	180,000	11/05/34	1.293	%(S)	6 Month JPY LIBOR(2)(S)	85,259	174,410	89,151
JPY	70,000	12/03/34	1.265	%(S)	6 Month JPY LIBOR(2)(S)	9	64,159	64,150
JPY	260,000	01/07/35	1.108	%(S)	6 Month JPY LIBOR(2)(S)	31	172,642	172,611
JPY	50,000	01/22/35	0.950	%(S)	6 Month JPY LIBOR(2)(S)	7	20,940	20,933
JPY	120,000	02/12/35	1.161	%(S)	6 Month JPY LIBOR(2)(S)	15	94,493	94,478
JPY	320,000	02/24/35	1.200	%(S)	6 Month JPY LIBOR(2)(S)	40	270,227	270,187
JPY	160,000	03/03/35	1.153	%(S)	6 Month JPY LIBOR(2)(S)	20	122,664	122,644
JPY	90,000	02/04/36	0.816	%(S)	6 Month JPY LIBOR(2)(S)	11	17,731	17,720
JPY	65,000	05/16/36	0.446	%(S)	6 Month JPY LIBOR(2)(S)	9	(29,175)	(29,184)
JPY	110,000	05/27/36	0.460	%(S)	6 Month JPY LIBOR(2)(S)	18	(47,335)	(47,353)
JPY	60,000	07/22/36	0.240	%(S)	6 Month JPY LIBOR(2)(S)	11	(48,768)	(48,779)
JPY	300,000	10/04/36	0.363	%(S)	6 Month JPY LIBOR(2)(S)	42	(185,680)	(185,722)
JPY	150,000	11/02/36	0.423	%(S)	6 Month JPY LIBOR(2)(S)	21	(79,031)	(79,052)
JPY	400,000	12/14/36	0.723	%(S)	6 Month JPY LIBOR(2)(S)	49	(13,800)	(13,849)
JPY	150,000	12/22/36	0.641	%(S)	6 Month JPY LIBOR(2)(S)	19	(26,245)	(26,264)
JPY	250,000	01/06/37	0.675	%(S)	6 Month JPY LIBOR(2)(S)	30	(30,705)	(30,735)
JPY	275,500	02/15/37	0.729	%(S)	6 Month JPY LIBOR(2)(S)	34	(3,401)	(3,435)
JPY	130,000	02/23/37	0.748	%(S)	6 Month JPY LIBOR(2)(S)	17	2,429	2,412
JPY	100,000	03/02/37	0.686	%(S)	6 Month JPY LIBOR(2)(S)	—	(9,121)	(9,121)
JPY	273,000	03/09/37	0.701	%(S)	6 Month JPY LIBOR(2)(S)	15,040	(18,456)	(33,496)
JPY	200,000	03/29/37	0.684	%(S)	6 Month JPY LIBOR(2)(S)	—	(20,931)	(20,931)
JPY	94,310	05/08/37	0.623	%(S)	6 Month JPY LIBOR(2)(S)	—	(21,223)	(21,223)
JPY	200,000	05/15/37	0.688	%(S)	6 Month JPY LIBOR(2)(S)	—	(22,780)	(22,780)
JPY	150,000	06/02/37	0.640	%(S)	6 Month JPY LIBOR(2)(S)	—	(30,620)	(30,620)
JPY	80,000	06/19/37	0.625	%(S)	6 Month JPY LIBOR(2)(S)	—	(18,888)	(18,888)
JPY	82,000	06/21/37	0.628	%(S)	6 Month JPY LIBOR(2)(S)	—	(19,077)	(19,077)
JPY	125,000	06/30/37	0.629	%(S)	6 Month JPY LIBOR(2)(S)	—	(29,163)	(29,163)
JPY	105,000	07/04/37	0.659	%(S)	6 Month JPY LIBOR(2)(S)	—	(19,233)	(19,233)
JPY	285,000	07/26/37	0.676	%(S)	6 Month JPY LIBOR(2)(S)	—	(45,836)	(45,836)
JPY	117,300	08/02/37	0.683	%(S)	6 Month JPY LIBOR(2)(S)	—	(14,067)	(14,067)
JPY	160,000	08/09/37	0.679	%(S)	6 Month JPY LIBOR(2)(S)	—	(20,802)	(20,802)
JPY	500,000	09/04/37	0.663	%(S)	6 Month JPY LIBOR(2)(S)	—	(83,394)	(83,394)
JPY	175,000	09/27/37	0.670	%(S)	6 Month JPY LIBOR(2)(S)	—	(28,346)	(28,346)
JPY	300,000	11/02/37	0.734	%(S)	6 Month JPY LIBOR(2)(S)	—	(18,393)	(18,393)
JPY	350,000	12/04/37	0.730	%(S)	6 Month JPY LIBOR(2)(S)	—	(27,869)	(27,869)
JPY	570,000	01/04/38	0.757	%(S)	6 Month JPY LIBOR(2)(S)	—	(24,963)	(24,963)
JPY	224,000	01/11/38	0.831	%(S)	6 Month JPY LIBOR(2)(S)	—	18,887	18,887
JPY	60,000	06/17/41	0.318	%(S)	6 Month JPY LIBOR(2)(S)	11	(68,590)	(68,601)
JPY	100,000	07/07/41	0.187	%(S)	6 Month JPY LIBOR(2)(S)	18	(141,808)	(141,826)
JPY	61,000	10/04/42	0.853	%(S)	6 Month JPY LIBOR(2)(S)	—	(5,374)	(5,374)
JPY	110,291	04/15/46	0.560	%(S)	6 Month JPY LIBOR(2)(S)	—	(106,221)	(106,221)
JPY	26,000	10/04/47	0.942	%(S)	6 Month JPY LIBOR(2)(S)	—	(2,084)	(2,084)

JPY	560,000	11/24/47	0.888	%(S)	6 Month JPY LIBOR(2)(S)	—	(132,731)	(132,731)
MXN	27,400	12/27/24	5.795	%(M)	28 Day Mexican Interbank Rate(2)(M)	21	(162,549)	(162,570)
MXN	92,000	10/15/26	6.445	%(M)	28 Day Mexican Interbank Rate(2)(M)	47	(462,069)	(462,116)
MXN	20,000	06/11/27	7.210	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(51,739)	(51,739)
MXN	95,500	10/12/27	7.350	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(207,314)	(207,314)
MXN	64,515	10/28/27	7.430	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(121,665)	(121,665)
NOK	512,500	11/23/19	1.035	%(A)	3 Month NIBOR(2)(Q)	—	(145,167)	(145,167)
NOK	645,900	11/23/22	1.373	%(A)	6 Month NIBOR(2)(S)	(115,632)	(1,286,189)	(1,170,557)
NOK	29,500	02/23/23	1.350	%(A)	6 Month NIBOR(2)(S)	(3,643)	(44,666)	(41,023)
NOK	26,300	03/15/27	2.103	%(A)	6 Month NIBOR(2)(S)	18,690	45,953	27,263
NOK	6,725	06/23/27	1.825	%(A)	6 Month NIBOR(2)(S)	—	(14,554)	(14,554)
NZD	35,000	09/22/18	2.048	%(S)	3 Month BBR(2)(Q)	167	156,316	156,149
NZD	2,600	03/13/19	4.550	%(S)	3 Month BBR(2)(Q)	—	82,127	82,127
NZD	112,550	12/14/19	2.373	%(S)	3 Month BBR(1)(Q)	—	(47,108)	(47,108)
NZD	8,700	05/01/20	3.628	%(S)	3 Month BBR(2)(Q)	214,368	223,709	9,341
NZD	1,235	10/03/22	2.740	%(S)	3 Month BBR(2)(Q)	—	9,626	9,626
NZD	2,830	04/26/23	2.733	%(S)	3 Month BBR(2)(Q)	(67,254)	12,383	79,637
NZD	1,750	03/13/24	5.080	%(S)	3 Month BBR(2)(Q)	28,107	181,865	153,758
NZD	2,500	03/15/24	3.355	%(S)	3 Month BBR(2)(Q)	2,492	68,734	66,242
NZD	1,550	07/04/24	3.100	%(S)	3 Month BBR(2)(Q)	—	13,600	13,600
NZD	3,500	01/10/27	3.420	%(S)	3 Month BBR(2)(Q)	73,670	52,640	(21,030)
PLN	284,125	11/15/19	2.186	%(A)	3 Month WIBOR(2)(Q)	—	58,983	58,983
PLN	84,000	12/08/19	2.040	%(A)	6 Month WIBOR(1)(S)	—	(21,414)	(21,414)
PLN	15,000	10/17/21	2.070	%(A)	6 Month WIBOR(2)(S)	59	(54,165)	(54,224)
PLN	9,000	02/13/22	1.990	%(A)	6 Month WIBOR(2)(S)	51	(23,121)	(23,172)
PLN	6,000	03/15/22	2.530	%(A)	6 Month WIBOR(2)(S)	—	28,710	28,710
PLN	56,300	05/26/22	2.350	%(A)	6 Month WIBOR(2)(S)	29,009	71,093	42,084
PLN	5,450	06/13/22	2.220	%(A)	6 Month WIBOR(2)(S)	403	(4,551)	(4,954)
PLN	78,720	12/08/22	2.490	%(A)	6 Month WIBOR(2)(S)	—	(161,652)	(161,652)
PLN	4,000	03/14/23	3.810	%(A)	6 Month WIBOR(2)(S)	65,345	95,423	30,078
PLN	11,000	09/09/23	1.900	%(A)	6 Month WIBOR(2)(S)	(435,493)	(143,414)	292,079
PLN	20,765	05/26/27	2.820	%(A)	6 Month WIBOR(1)(S)	—	32,865	32,865
PLN	18,710	12/08/27	2.940	%(A)	6 Month WIBOR(1)(S)	—	77,920	77,920
SEK	509,220	11/15/19	(0.035	%)(A)	3Month STIBOR(2)(Q)	—	(36,475)	(36,475)
SEK	20,000	01/20/20	0.485	%(A)	3 Month STIBOR(2)(Q)	28	30,312	30,284
SEK	95,040	05/04/21	0.106	%(A)	3 Month STIBOR(2)(Q)	—	(27,167)	(27,167)
SEK	13,000	09/15/21	(0.003	%)(A)	3Month STIBOR(2)(Q)	26	(18,610)	(18,636)
SEK	27,200	12/15/21	0.203	%(A)	3 Month STIBOR(2)(Q)	(607)	(21,811)	(21,204)
SEK	76,020	05/04/22	0.305	%(A)	3 Month STIBOR(1)(Q)	—	41,297	41,297
SEK	12,700	04/25/23	0.750	%(A)	3 Month STIBOR(2)(Q)	30	13,246	13,216
SEK	15,550	03/15/24	0.840	%(A)	3 Month STIBOR(2)(Q)	—	12,866	12,866
SEK	12,700	08/29/24	1.657	%(A)	3 Month STIBOR(2)(Q)	22,804	87,090	64,286
SEK	3,000	11/16/25	1.485	%(A)	3 Month STIBOR(2)(Q)	20	11,896	11,876
SEK	6,000	12/09/25	1.505	%(A)	3 Month STIBOR(2)(Q)	23	23,731	23,708
SEK	15,000	06/27/26	1.001	%(A)	3 Month STIBOR(2)(Q)	33	(19,488)	(19,521)
SEK	15,390	06/22/27	1.031	%(A)	3 Month STIBOR(2)(Q)	—	(37,498)	(37,498)
SGD	15,540	05/21/23	2.030	%(S)	6 Month SIBOR(1)(S)	—	31,997	31,997
SGD	8,330	05/21/28	2.436	%(S)	6 Month SIBOR(2)(S)	—	(9,532)	(9,532)
	30,395	02/21/18	0.941	%(T)	1 Day USOIS(1)(T)	218	53,862	53,644
	43,000	09/30/18	0.655	%(A)	1 Day USOIS(1)(A)	248	368,085	367,837
	25,300	09/30/18	0.747	%(A)	1 Day USOIS(1)(A)	207	193,223	193,016
	12,810	10/07/18	1.253	%(A)	1 Day USOIS(1)(A)	—	36,920	36,920

29,280	11/17/18	1.080	%(T)	1 Day USOIS(1)(T)	216	167,362	167,146
44,020	11/18/18	0.911	%(A)	1 Day USOIS(1)(A)	(2,127)	325,815	327,942
255,615	12/05/18	1.800	%(S)	3 Month LIBOR(1)(Q)	171,226	351,516	180,290
12,032	03/31/19	1.431	%(A)	1 Day USOIS(1)(A)	—	41,720	41,720
12,038	03/31/19	1.432	%(A)	1 Day USOIS(1)(A)	—	41,585	41,585
33,710	06/30/19	1.479	%(A)	1 Day USOIS(1)(A)	—	176,808	176,808
7,950	06/30/19	1.487	%(A)	1 Day USOIS(1)(A)	—	40,462	40,462
31,615	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(16,170)	152,241	168,411
19,860	09/08/19	1.290	%(A)	1 Day USOIS(1)(A)	—	202,964	202,964
69,545	09/30/19	1.707	%(A)	1 Day USOIS(1)(A)	19,344	285,007	265,663
73,865	12/05/19	1.990	%(S)	3 Month LIBOR(2)(Q)	19,788	(341,209)	(360,997)
79,730	12/14/19	2.223	%(S)	3 Month LIBOR(2)(Q)	—	(244,535)	(244,535)
143,360	12/31/19	1.840	%(A)	1 Day USOIS(1)(A)	137,269	604,440	467,171
82,895	12/31/19	1.950	%(A)	1 Day USOIS(1)(A)	26,216	193,095	166,879
2,500	02/04/20	1.523	%(S)	3 Month LIBOR(1)(Q)	160	29,697	29,537
4,080	03/11/20	1.824	%(S)	3 Month LIBOR(1)(Q)	167	23,142	22,975
1,200	03/23/20	1.616	%(S)	3 Month LIBOR(1)(Q)	155	13,520	13,365
9,815	04/04/20	—	(4)(S)	— (4)(S)	—	25	25
73,855	12/05/20	2.090	%(S)	3 Month LIBOR(2)(Q)	(69,825)	(673,430)	(603,605)
14,550	08/31/21	2.015	%(S)	3 Month LIBOR(2)(Q)	119,498	(164,278)	(283,776)
22,275	11/30/21	1.762	%(S)	3 Month LIBOR(2)(Q)	—	(619,395)	(619,395)
18,395	12/05/21	2.160	%(S)	3 Month LIBOR(2)(Q)	(75,006)	(234,800)	(159,794)
5,095	04/04/22	—	(5)(S)	— (5)(S)	—	1,079	1,079
36,820	06/16/22	—	(6)(Q)	— (6)(Q)	—	(108,436)	(108,436)
30,970	09/28/22	2.177	%(S)	3 Month LIBOR(1)(Q)	—	342,171	342,171
29,335	11/01/22	1.815	%(S)	3 Month LIBOR(2)(Q)	—	(984,044)	(984,044)
22,475	12/05/22	2.210	%(S)	3 Month LIBOR(1)(Q)	(31,311)	360,127	391,438
10,000	04/05/23	1.427	%(S)	3 Month LIBOR(1)(Q)	223	538,564	538,341
15,835	05/31/23	1.578	%(S)	3 Month LIBOR(1)(Q)	(30,326)	813,072	843,398
20,020	08/15/23	1.365	%(S)	3 Month LIBOR(1)(Q)	259	1,236,220	1,235,961
2,625	08/15/23	1.406	%(S)	3 Month LIBOR(1)(Q)	164	156,011	155,847
12,500	08/15/23	1.422	%(S)	3 Month LIBOR(1)(Q)	218	731,749	731,531
9,545	08/15/23	1.459	%(S)	3 Month LIBOR(1)(Q)	453,056	538,959	85,903
27,780	11/15/23	2.209	%(S)	3 Month LIBOR(1)(Q)	302	583,593	583,291
39,730	02/15/24	2.167	%(S)	3 Month LIBOR(1)(Q)	—	779,274	779,274
41,965	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(61,081)	780,899	841,980
9,950	08/15/24	2.168	%(S)	3 Month LIBOR(1)(Q)	—	289,139	289,139
79,885	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	239,360	2,313,120	2,073,760
30,545	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	100,339	874,018	773,679
62,410	11/15/24	2.334	%(S)	3 Month LIBOR(1)(Q)	203,394	1,350,710	1,147,316
27,145	12/05/24	2.290	%(S)	3 Month LIBOR(1)(Q)	(62,511)	601,624	664,135
1,150	04/28/26	1.809	%(S)	3 Month LIBOR(1)(Q)	158	71,519	71,361
13,586	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	138,472	589,868	451,396
4,710	02/15/27	1.899	%(A)	1 Day USOIS(1)(A)	22,823	174,186	151,363
3,045	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	95,500	95,500
11,425	02/15/27	2.068	%(A)	1 Day USOIS(1)(A)	(6,540)	258,000	264,540
3,560	05/15/27	1.823	%(A)	1 Day USOIS(1)(A)	—	165,368	165,368
6,645	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	(19,143)	236,171	255,314
7,830	12/05/27	2.370	%(S)	3 Month LIBOR(1)(Q)	52,880	243,451	190,571
6,140	05/21/28	2.421	%(S)	3 Month LIBOR(1)(Q)	—	197,262	197,262
7,225	05/03/32	2.434	%(S)	3 Month LIBOR(2)(Q)	—	(303,886)	(303,886)
10,840	12/05/32	2.500	%(S)	3 Month LIBOR(2)(Q)	72,124	(399,728)	(471,852)
2,945	10/16/33	2.890	%(S)	3 Month LIBOR(2)(Q)	—	(13,321)	(13,321)
14,470	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(95,758)	(962,736)	(866,978)
5,715	05/03/37	2.508	%(S)	3 Month LIBOR(1)(Q)	—	268,681	268,681
2,140	12/05/37	2.550	%(S)	3 Month LIBOR(2)(Q)	18,200	(91,375)	(109,575)
1,680	02/15/42	1.369	%(A)	1 Day USOIS(1)(A)	180	323,238	323,058

	2,820	10/04/42	2.527	%(S)	3 Month LIBOR(2)(Q)	—	(138,077)	(138,077)
	1,160	11/15/43	2.659	%(S)	3 Month LIBOR(1)(Q)	—	39,262	39,262
	845	09/27/46	1.380	%(A)	1 Day USOIS(1)(A)	165	182,092	181,927
	2,490	10/04/47	2.536	%(S)	3 Month LIBOR(1)(Q)	—	130,531	130,531
	1,575	12/05/47	2.570	%(S)	3 Month LIBOR(1)(Q)	(20,028)	79,557	99,585
	790	04/09/48	2.545	%(S)	3 Month LIBOR(1)(Q)	—	46,969	46,969
	735	05/08/48	2.627	%(S)	3 Month LIBOR(1)(Q)	—	31,484	31,484
ZAR	712,625	01/09/20	7.000	%(Q)	3 Month JIBAR(1)(Q)	—	(7,866)	(7,866)
ZAR	3,320	08/26/20	7.855	%(Q)	3 Month JIBAR(2)(Q)	3	5,544	5,541
ZAR	755,380	01/09/21	7.400	%(Q)	3 Month JIBAR(2)(Q)	—	(16,866)	(16,866)
ZAR	148,100	09/23/22	7.430	%(Q)	3 Month JIBAR(2)(Q)	—	(67,144)	(67,144)
ZAR	17,000	11/15/23	8.085	%(Q)	3 Month JIBAR(2)(Q)	(311)	38,903	39,214
ZAR	16,800	05/12/26	8.680	%(Q)	3 Month JIBAR(2)(Q)	18	77,067	77,049
ZAR	27,500	06/30/27	8.015	%(Q)	3 Month JIBAR(2)(Q)	(155)	11,705	11,860
ZAR	68,200	11/07/27	8.360	%(Q)	3 Month JIBAR(2)(Q)	53	164,753	164,700
ZAR	43,090	01/17/28	7.833	%(Q)	3 Month JIBAR(2)(Q)	—	(41,413)	(41,413)

						$370,704	$13,286,684	$12,915,980

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	2,890,000	02/09/27	4.120	%(S)	1 Day CLOIS(2)(S)	$34,269	$—	$34,269	Morgan Stanley
CLP	94,000	12/19/27	4.370	%(S)	1 Day CLOIS(2)(Q)	1,718	—	1,718	Morgan Stanley
CLP	2,420,000	12/20/27	4.260	%(S)	1 Day CLOIS(2)(S)	7,474	—	7,474	Morgan Stanley
CLP	842,800	01/23/28	4.245	%(S)	1 Day CLOIS(2)(S)	4,950	—	4,950	Morgan Stanley
CLP	2,168,000	01/26/28	4.210	%(S)	1 Day CLOIS(2)(S)	1,559	—	1,559	Morgan Stanley
CLP	1,080,000	02/01/28	4.200	%(S)	1 Day CLOIS(2)(S)	(1,391)	—	(1,391)	Morgan Stanley
CNH	26,000	10/18/22	3.910	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(8,320)	—	(8,320)	Morgan Stanley
CNH	30,350	11/07/22	3.960	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(350)	—	(350)	UBS AG
CNH	43,080	11/23/22	3.990	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	46,294	—	46,294	UBS AG
COP	33,350,000	07/22/18	6.810	%(Q)	1 Day COOIS(1)(Q)	(146,043)	—	(146,043)	Morgan Stanley
COP	33,000,000	12/06/18	6.100	%(Q)	1 Day COOIS(1)(Q)	(205,482)	—	(205,482)	Morgan Stanley
COP	4,351,000	11/01/26	6.590	%(Q)	1 Day COOIS(2)(Q)	91,264	—	91,264	Morgan Stanley
COP	10,220,000	11/04/26	6.770	%(Q)	1 Day COOIS(2)(Q)	260,477	—	260,477	Morgan Stanley
COP	13,700,000	06/02/27	5.910	%(Q)	1 Day COOIS(2)(Q)	10,670	—	10,670	Morgan Stanley
COP	484,000	12/19/27	6.085	%(Q)	1 Day COOIS(2)(Q)	271	—	271	Morgan Stanley

COP	5,437,000	01/23/28	6.035	%(Q)	1 Day COOIS(2)(Q)	(9,074)	—	(9,074)	Morgan Stanley
COP	6,670,000	01/26/28	6.000	%(Q)	1 Day COOIS(2)(Q)	(2,270)	—	(2,270)	Morgan Stanley
COP	5,607,000	02/01/28	6.020	%(Q)	1 Day COOIS(2)(Q)	136	—	136	Morgan Stanley
CZK	25,000	06/27/18	1.635	%(A)	6 Month PRIBOR(2)(S)	14,955	—	14,955	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400	%(Q)	3 Month HIBOR(1)(Q)	42,275	—	42,275	Citigroup Global Markets
ILS	6,500	11/20/18	2.200	%(A)	3 Month TELBOR(2)(Q)	39,750	—	39,750	Hong Kong & Shanghai Bank
ILS	264,170	11/15/19	0.290	%(A)	3 Month TELBOR(1)(Q)	12,453	—	12,453	Citigroup Global Markets
ILS	54,800	07/13/20	0.405	%(A)	3 Month TELBOR(1)(Q)	(65,935)	—	(65,935)	Citigroup Global Markets
ILS	97,780	11/20/21	0.915	%(A)	3 Month TELBOR(1)(Q)	13,290	—	13,290	BNP Paribas
ILS	35,335	05/26/22	0.870	%(A)	3 Month TELBOR(1)(Q)	(132,901)	416	(133,317)	JPMorgan Chase
ILS	7,500	12/09/22	1.530	%(A)	3 Month TELBOR(2)(Q)	79,297	—	79,297	Citigroup Global Markets
ILS	3,200	03/06/23	3.525	%(A)	3 Month TELBOR(2)(Q)	154,215	—	154,215	Deutsche Bank AG
ILS	4,200	06/27/23	3.730	%(A)	3 Month TELBOR(2)(Q)	209,117	—	209,117	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685	%(A)	3 Month TELBOR(2)(Q)	24,124	—	24,124	JPMorgan Chase
ILS	5,000	06/24/26	1.660	%(A)	3 Month TELBOR(2)(Q)	30,003	—	30,003	Citigroup Global Markets
ILS	4,000	09/19/26	1.600	%(A)	3 Month TELBOR(2)(Q)	9,455	—	9,455	Barclays Capital Group
ILS	7,000	01/12/27	1.975	%(A)	3 Month TELBOR(2)(Q)	62,565	—	62,565	Citigroup Global Markets
ILS	3,000	03/15/27	2.130	%(A)	3 Month TELBOR(2)(Q)	52,280	—	52,280	Citigroup Global Markets
ILS	18,180	05/26/27	1.920	%(A)	3 Month TELBOR(2)(Q)	177,301	(506)	177,807	JPMorgan Chase
ILS	2,745	06/22/27	1.845	%(A)	3 Month TELBOR(2)(Q)	19,248	—	19,248	Citigroup Global Markets
ILS	40,000	11/21/27	2.800	%(A)	3 Month TELBOR(2)(Q)	5,886	—	5,886	BNP Paribas
JPY	35,000	12/14/32	1.575	%(S)	6 Month JPY LIBOR(2)(S)	51,451	—	51,451	Hong Kong & Shanghai Bank
KRW	45,000,000	11/19/19	2.175	%(Q)	3 Month KWCDC(2)(Q)	(18,690)	—	(18,690)	UBS AG
KRW	1,500,000	08/14/21	2.773	%(Q)	3 Month KRW LIBOR(2)(Q)	29,855	—	29,855	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765	%(Q)	3 Month KRW LIBOR(2)(Q)	(14,449)	—	(14,449)	JPMorgan Chase
KRW	900,000	11/05/24	2.425	%(Q)	3 Month KRW LIBOR(2)(Q)	5,619	—	5,619	Citigroup Global Markets
KRW	1,485,000	10/28/26	1.520	%(Q)	3 Month KRW LIBOR(2)(Q)	(97,348)	(14)	(97,334)	JPMorgan Chase
KRW	2,040,000	04/26/27	1.880	%(Q)	3 Month KRW LIBOR(2)(Q)	(85,207)	—	(85,207)	Morgan Stanley

KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(113,106)	—	(113,106)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	(32,806)	—	(32,806)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	(131,064)	—	(131,064)	Morgan Stanley
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	(4,263)	—	(4,263)	Citigroup Global Markets
SAR	37,850	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	(7,089)	—	(7,089)	BNP Paribas
SGD	5,450	04/30/20	1.850%(S)	6 Month SIBOR(2)(S)	27,922	—	27,922	Citigroup Global Markets
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	(26,005)	—	(26,005)	Morgan Stanley
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	21,750	—	21,750	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	(11,769)	—	(11,769)	Barclays Capital Group
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(137,158)	—	(137,158)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(115,433)	—	(115,433)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	155,713	—	155,713	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	134,289	—	134,289	Deutsche Bank AG

					$465,742	$(104)	$465,846

Securities with a combined market value of $15,948,816 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays quarterly the floating rate of 3 Month GBP LIBOR plus 3.10 bps and receives semiannually the floating rate of 6 Month GBP LIBOR.
(4)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(5)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(6)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 22.38 bps.
(7)	The Fund pays quarterly the floating rate of 3 Month CHF LIBOR plus 1.75 bps and receives semiannually the floating rate of 6 Month CHF LIBOR.

Total return swap agreements outstanding at January 31, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement:
Citigroup Global Markets	06/20/18	5,000	Pay quarterly variable payment based on 3 Month LIBOR and receive fixed payment on iBoxx USD Liquid High Yield Index upon termination	$47,444	$(12,912)	$60,356

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$15,552,567	$—
Australia	—	2,502,746	—
Austria	—	4,669,403	—
Belgium	—	11,669,421	—
Brazil	—	16,603,429	—
Bulgaria	—	11,084,241	—
Canada	—	23,514,721	—
Cayman Islands	—	2,287,063	—
Chile	—	950,949	—
China	—	1,733,431	—
Colombia	—	12,467,106	—
Croatia	—	4,154,276	—
Cyprus	—	23,887,428	—
Denmark	—	1,700,980	—
Dominican Republic	—	4,342,000	—
Finland	—	745,848	—
France	—	48,861,036	—
Germany	—	16,971,439	—
Greece	—	33,351,794	—
Hong Kong	—	2,151,585	—
Hungary	—	16,745,097	—
Iceland	—	7,714,284	—
India	—	936,524	—
Indonesia	—	15,924,595	—
Ireland	—	3,283,427	—
Israel	—	2,974,538	—
Italy	—	62,181,169	—
Japan	—	45,425,116	—
Kuwait	—	2,021,792	—
Latvia	—	1,002,620	—
Lithuania	—	5,090,126	—
Macedonia	—	672,806	—
Malaysia	—	7,723,794	—
Mexico	—	30,346,703	—
Netherlands	—	10,650,431	—
New Zealand	—	6,673,429	—
Norway	—	5,316,963	—
Panama	—	2,935,125	—
Peru	—	9,241,450	—
Poland	—	12,559,056	—
Portugal	—	29,072,924	—
Romania	—	9,926,230	—
Russia	—	5,221,550	—
Saudi Arabia	—	5,694,616	—
Singapore	—	796,047	—
Slovak Republic	—	2,385,173	—
Slovenia	—	10,389,431	—
South Africa	—	5,544,061	—
South Korea	—	4,632,774	—
Spain	—	65,782,862	—

Supranational Bank	—	31,539,112	—
Sweden	—	9,689,293	—
Switzerland	—	9,254,451	—
Tunisia	—	741,962	—
Turkey	—	7,900,323	—
Ukraine	—	1,902,641	—
United Arab Emirates	—	2,298,780	—
United Kingdom	—	52,917,319	—
Uruguay	—	1,220,395	—
Asset-Backed Securities
Automobiles	—	4,776,733	—
Collateralized Loan Obligations	—	74,235,512	—
Consumer Loans	—	17,418,128	—
Home Equity Loans	—	14,770,690	—
Residential Mortgage-Backed Securities	—	14,150,444	—
Student Loans	—	6,100,615	—
Bank Loans	—	851,211	—
Commercial Mortgage-Backed Securities	—	95,944,198	—
Corporate Bonds	—	159,301,189	—
Municipal Bonds	—	717,066	—
Residential Mortgage-Backed Securities	—	55,302,575	—
U.S. Government Agency Obligations	—	2,565,242	—
U.S. Treasury Obligations	—	11,971,499	—
Preferred Stock	108,200	—	—
Common Stock	39,696	—	—
Affiliated Mutual Funds	65,901,461	—	—
Options Purchased	42,977	12,110,405	—
Options Written	(30,212)	(11,192,070)	—
Other Financial Instruments*
Futures Contracts	(9,712,008)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	744,826	—
OTC Cross Currency Exchange Contracts	—	187,971	—
Centrally Cleared Credit Default Swap Agreements	—	(23,494)	—
OTC Credit Default Swap Agreements	—	2,226,587	(289,284)
OTC Currency Swap Agreements	—	(164,660)	—
Centrally Cleared Inflation Swap Agreements	—	(7,921)	—
Centrally Cleared Interest Rate Swap Agreements	—	12,915,980	—
OTC Interest Rate Swap Agreements	—	465,742	—
OTC Total Return Swap Agreements	—	47,444	—

Total	$56,350,114	$1,220,946,364	$(289,284)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Sovereign Bonds	46.2%
Banks	7.8
Commercial Mortgage-Backed Securities	7.6
Collateralized Loan Obligations	5.9
Residential Mortgage-Backed Securities	5.5
Affiliated Mutual Funds (including 1.8% of collateral for securities on loan)	5.2
Multi-National	2.5
Oil & Gas	2.2
Consumer Loans	1.4
Chemicals	1.3
Media	1.3
Pipelines	1.2
Home Equity Loans	1.2
Options Purchased	1.0
U.S. Treasury Obligations	0.9
Electric	0.9
Pharmaceuticals	0.8
Auto Manufacturers	0.8
Retail	0.7
Software	0.6
Telecommunications	0.6
Insurance	0.5
Student Loans	0.5
Healthcare-Services	0.5
Foods	0.5
Biotechnology	0.4
Automobiles	0.4
Commercial Services	0.3
Miscellaneous Manufacturing	0.3
Diversified Financial Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Transportation	0.3
Entertainment	0.3
Auto Parts & Equipment	0.3
U.S. Government Agency Obligations	0.2

Oil & Gas Services	0.2
Home Builders	0.2
Computers	0.1
Packaging & Containers	0.1
Internet	0.1
Healthcare-Products	0.1
Household Products/Wares	0.1
Municipal Bonds	0.1
Electronics	0.1
Hotels, Resorts & Cruise Lines	0.1
Lodging	0.1
Forest & Paper Products	0.0	*
Office & Business Equipment	0.0	*
Airlines	0.0	*
Investment Companies	0.0	*
Building Materials	0.0	*
Semiconductors	0.0	*
Consumer Cyclical - Services	0.0	*
Mining	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Agriculture	0.0	*

	102.0
Options Written	(0.9)
Liabilities in excess of other assets	(1.1)

	100.0%

*	Less than +/- 0.05%

Prudential Global Total Return (USD Hedged) Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 97.9%
ASSET-BACKED SECURITIES — 5.0%
Collateralized Loan Obligations
Cayman Islands
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.117%(c)	01/17/28		250	$250,000
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	2.777%(c)	04/15/31		250	250,000
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881%(c)	02/20/31		250	250,000
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.381%(c)	02/20/31		250	250,000
Telos CLO (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.971%(c)	01/17/30		250	251,877

TOTAL ASSET-BACKED SECURITIES (cost $1,250,000)					1,251,877

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
United States
BANK Series 2018-BN10, Class A4	3.428%	02/15/61		250	250,826
BENCHMARK Mortgage Trust Series 2018-B1, Class A3	3.355%	01/15/51		175	175,986
UBS Commercial Mortgage Trust Series 2017-C7, Class A3	3.418%	12/15/50		750	749,066
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class A3	2.684%	10/15/49		250	237,754

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,426,366)					1,413,632

CORPORATE BONDS — 22.7%
Brazil — 0.5%
Petrobras Global Finance BV, Gtd. Notes	4.250%	10/02/23	EUR	100	137,022

Canada — 0.9%
Hydro-Quebec, Gov’t. Gtd. Notes	9.375%	04/15/30		150	230,778

China — 0.5%
Sinopec Group Overseas Development Ltd., Gtd. Notes	1.000%	04/28/22	EUR	100	124,830

France — 0.6%
Credit Agricole Assurances SA, Sub. Notes	4.250%	12/31/49	EUR	100	139,582

Germany — 2.1%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800%	09/27/27	AUD	100	80,498
Deutsche Bank AG, Sr. Unsec’d. Notes	2.700%	07/13/20		200	198,280
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500%	09/30/24	EUR	100	125,118
Takko Luxembourg SCA, Sr. Sec’d. Notes	5.375%	11/15/23	EUR	100	121,415

					525,311

Italy — 1.6%
Enel Finance International NV, Gtd. Notes, 144A	3.500%	04/06/28		200	192,572
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375%	01/12/23		200	198,185

					390,757

Mexico — 1.2%
Petroleos Mexicanos, Gtd. Notes	5.500%	02/24/25	EUR	200	295,491

Netherlands — 0.6%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400%	07/22/25	AUD	200	162,205

Russia — 0.6%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250%	04/06/24	GBP	100	148,729

Spain — 0.5%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875%	01/28/25	EUR	100	130,017

Supranational Bank — 1.1%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500%	09/21/21	NZD	200	134,986
Corp Andina de Fomento, Sr. Unsec’d. Notes, EMTN	1.875%	05/29/21	EUR	100	130,425

					265,411

Switzerland — 0.8%
UBS Group Funding Jersey Ltd., Gtd. Notes, 144A	4.125%	09/24/25		200	206,630

United Kingdom — 1.6%
CPUK Finance Ltd., Sec’d. Notes	4.875%	02/28/47	GBP	100	144,708
DS Smith PLC, Sr. Unsec’d. Notes	1.375%	07/26/24	EUR	100	124,235
McLaren Finance PLC, Sr. Sec’d. Notes	5.000%	08/01/22	GBP	100	141,275

					410,218

United States — 10.1%
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25		100	100,406
American International Group, Inc., Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	100	125,060
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25		100	101,627
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23		100	98,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28		75	72,328
Celgene Corp., Sr. Unsec’d. Notes	3.450%	11/15/27		100	97,781
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		100	100,187
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23		75	69,375
Discovery Communications LLC, Gtd. Notes	4.900%	03/11/26		100	105,478
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26		75	77,062
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23		100	102,375
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		100	105,313
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.815%	11/02/27		200	193,508
General Motors Co., Sr. Unsec’d. Notes	4.200%	10/01/27		100	100,575
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.272%	09/29/25		100	97,988
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		100	93,978
L Brands, Inc., Gtd. Notes	5.250%	02/01/28		40	39,550
Liberty Mutual Group, Inc., Gtd. Notes	2.750%	05/04/26	EUR	100	134,650
Morgan Stanley, Sr. Unsec’d. Notes, EMTN	1.342%	10/23/26	EUR	100	122,800
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26		100	103,444
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26		37	40,297
NRG Energy, Inc., Gtd. Notes, 144A	5.750%	01/15/28		53	53,011
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23		50	50,375
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27		100	105,000
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22		100	101,543
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414%	12/13/22	EUR	100	127,015

					2,519,476

TOTAL CORPORATE BONDS (cost $5,633,863)					5,686,457

SOVEREIGN BONDS — 45.7%
Argentina — 1.5%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.375%	01/15/23	EUR	200	250,174
Provincia De Buenos Aires (Argentina), Sr. Unsec’d. Notes	5.375%	01/20/23	EUR	100	131,304

					381,478

Austria — 0.7%
Republic of Austria Government International Bond (Austria), Sr. Unsec’d. Notes, 144A	5.375%	12/01/34	CAD	160	163,078

Belgium — 0.7%
Kingdom of Belgium Government Bond (Belgium), Sr. Unsec’d. Notes, 144A	0.800%	06/22/28	EUR	135	164,751

Brazil — 0.8%
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%	02/15/28		200	203,000

Bulgaria — 0.6%
Bulgaria Government International Bond (Bulgaria), Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	100	138,123

Canada — 0.5%
City of Toronto Canada (Canada), Unsec’d. Notes	3.500%	12/06/21	CAD	150	126,676

Chile — 0.5%
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	1.875%	05/27/30	EUR	100	127,694

Colombia — 1.2%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%	03/22/26	EUR	200	288,538

Croatia — 0.9%
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.000%	01/26/24		200	225,338

Cyprus — 1.9%
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.250%	11/04/25	EUR	50	72,455
Cyprus Government International Bond (Cyprus), Unsec’d. Notes, EMTN	2.750%	06/27/24	EUR	300	398,798

					471,253

Dominican Republic — 0.4%
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	5.950%	01/25/27		100	107,375

France — 1.5%
France Government Bond OAT (France), Bonds	2.750%	10/25/27	EUR	260	379,952

Germany — 4.6%
Bundesrepublik Deutschland Bundesanleihe (Germany), Bonds	0.250%	02/15/27	EUR	450	543,016
Bundesrepublik Deutschland Bundesanleihe (Germany), Bonds	0.500%	08/15/27	EUR	75	91,976

Bundesrepublik Deutschland Bundesanleihe (Germany), Bonds	1.000%	08/15/24	EUR	400	520,030

					1,155,022

Greece — 1.8%
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/37	EUR	400	453,092

Hungary — 0.7%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	1.750%	10/10/27	EUR	100	127,840
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		50	55,050

					182,890

Indonesia — 0.8%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.125%	01/15/25		200	206,240

Ireland — 1.5%
Ireland Government Bond (Ireland), Unsec’d. Notes	1.000%	05/15/26	EUR	300	376,900

Israel — 0.5%
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, EMTN	1.500%	01/18/27	EUR	100	126,266

Italy — 6.0%
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	2.000%	12/01/25	EUR	275	348,684
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	4.500%	03/01/26	EUR	250	375,113
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	9.000%	11/01/23	EUR	300	535,760
Italy Buoni Poliennali Del Tesoro (Italy), Bonds, 144A	2.800%	03/01/67	EUR	105	117,420
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	2.000%	06/15/20	EUR	100	129,487

					1,506,464

Malaysia — 0.5%
Malaysia Government Bond (Malaysia), Sr. Unsec’d. Notes	3.580%	09/28/18	MYR	450	115,698

Mexico — 2.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	1.375%	01/15/25	EUR	100	124,399
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	100	121,799
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	100	131,776
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%	02/17/20	EUR	100	137,689

					515,663

New Zealand — 0.6%
New Zealand Local Government Funding Agency (New Zealand), Sr. Unsec’d. Notes	4.500%	04/15/27	NZD	200	155,095

Panama — 0.8%
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.875%	03/17/28		200	207,800

Peru — 0.6%
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%	01/30/26	EUR	100	136,695

Poland — 0.9%
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22		200	215,951

Portugal — 2.0%
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	185	269,765
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	5.650%	02/15/24	EUR	150	236,512

					506,277

Romania — 0.5%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	3.875%	10/29/35	EUR	100	135,656

Saudi Arabia — 0.8%
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes	2.875%	03/04/23		200	195,500

Spain — 6.7%
Institut Catala de Finances Capital SGEIC SA (Spain), Gov’t. Gtd. Notes	3.177%(s)	07/05/22	EUR	100	107,232
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	1,000	126,564
Spain Government Bond (Spain), Bonds, 144A	5.150%	10/31/28	EUR	200	336,843
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	3.450%	07/30/66	EUR	60	86,074
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	5.500%	04/30/21	EUR	400	583,995
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	5.900%	07/30/26	EUR	250	428,262

					1,668,970

Sweden — 1.4%
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	0.500%	03/15/22	ZAR	2,000	118,980
Sweden Government International Bond (Sweden), Sr. Unsec’d. Notes, 144A	0.125%	04/24/23	EUR	180	222,303

					341,283

Turkey — 0.5%
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.125%	04/11/23	EUR	100	134,554

United Arab Emirates — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500%	10/11/22		200	194,400

Uruguay — 0.4%
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	106,100

TOTAL SOVEREIGN BONDS (cost $11,030,455)					11,413,772

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
United States
Indonesia Government USAID Bond, Gov’t. Gtd. Notes (cost $175,283)	9.300%	07/01/20	162	175,256

U.S. TREASURY OBLIGATIONS — 18.1%
United States
U.S. Treasury Bonds(k)	2.750%	08/15/47	2,200	2,115,266
U.S. Treasury Notes	1.875%	03/31/22	315	307,666
U.S. Treasury Notes	2.000%	11/30/22	805	786,007
U.S. Treasury Notes	2.250%	11/15/27	170	163,154
U.S. Treasury Notes	2.500%	05/15/24	1,150	1,141,285

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,608,244)				4,513,378

TOTAL LONG-TERM INVESTMENTS (cost $24,124,211)				24,454,372

			Shares
SHORT-TERM INVESTMENTS — 6.3%
AFFILIATED MUTUAL FUND — 6.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,581,132)(w)			1,581,132	1,581,132

OPTIONS PURCHASED~* — 0.0% (cost $426)				67

TOTAL SHORT-TERM INVESTMENTS (cost $1,581,558)				1,581,199

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.2% (cost $25,705,769)				26,035,571

OPTIONS WRITTEN~* — (0.0)% (premiums received $399)				(44)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.2% (cost $25,705,370)				26,035,527
Liabilities in excess of other assets(z) — (4.2)%				(1,037,833)

NET ASSETS — 100.0%				$24,997,694

See the Glossary for abbreviations are used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2018.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in the net assets at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1- Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.38	5	GBP	6	$67
2- Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.13	5	GBP	6	—

								$67

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike		Contracts	Notional Amount (000)#		Value
1- Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.50	5	GBP	6	$—
2- Year Short Sterling Mid-Curve Futures	Call	04/13/18	GBP	99.00	5	GBP	6	(44)

								$(44)

Futures contracts outstanding at January 31, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
34	5 Year U.S. Treasury Notes	Mar. 2018	$3,900,172	$(57,305)
6	10 Year U.K. Gilt	Mar. 2018	1,040,523	(22,746)
3	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	485,813	(6,054)

				(86,105)

	Short Positions:
6	2 Year U.S. Treasury Notes	Mar. 2018	1,279,406	6,281
11	5 Year Euro-Bobl	Mar. 2018	1,781,573	23,143
8	10 Year Euro-Bund	Mar. 2018	1,577,473	33,969
10	10 Year U.S. Treasury Notes	Mar. 2018	1,215,781	13,140
7	Euro Schatz. DUA Index	Mar. 2018	971,730	913

				77,446

				$(8,659)

A security with a market value of $173,067 has been segregated with JPMorgan to cover requirements for open futures contracts at January 31, 2018.

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 02/16/18	JPMorgan Chase	ARS	2,335	$119,572	$118,005	$(1,567)
Australian Dollar,
Expiring 04/09/18	Barclays Capital Group	AUD	19	15,000	14,934	(66)
Expiring 04/09/18	Citigroup Global Markets	AUD	45	36,000	35,940	(60)
Brazilian Real,
Expiring 02/02/18	Citigroup Global Markets	BRL	114	35,000	35,619	619
Expiring 02/02/18	JPMorgan Chase	BRL	103	31,000	32,388	1,388
Expiring 02/02/18	JPMorgan Chase	BRL	745	222,500	233,661	11,161
Expiring 03/02/18	Bank of America	BRL	961	302,489	300,809	(1,680)
Expiring 03/02/18	Citigroup Global Markets	BRL	101	31,561	31,576	15
British Pound,
Expiring 04/26/18	BNP Paribas	GBP	21	30,174	30,208	34
Expiring 04/26/18	Citigroup Global Markets	GBP	15	21,692	21,659	(33)
Canadian Dollar,
Expiring 04/09/18	Bank of America	CAD	41	32,808	33,068	260
Expiring 04/09/18	Barclays Capital Group	CAD	56	46,000	45,880	(120)
Expiring 04/09/18	Citigroup Global Markets	CAD	70	56,000	56,719	719

Expiring 04/09/18	Citigroup Global Markets	CAD	93	75,491	76,054	563
Expiring 04/09/18	Citigroup Global Markets	CAD	108	87,610	87,527	(83)
Expiring 04/09/18	Citigroup Global Markets	CAD	108	87,665	87,998	333
Expiring 04/09/18	JPMorgan Chase	CAD	18	15,000	14,985	(15)
Chilean Peso,
Expiring 04/12/18	Citigroup Global Markets	CLP	11,768	19,344	19,503	159
Expiring 04/12/18	JPMorgan Chase	CLP	30,509	50,494	50,564	70
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	211	32,600	33,329	729
Expiring 04/24/18	Citigroup Global Markets	CNH	292	45,722	46,147	425
Expiring 04/24/18	Citigroup Global Markets	CNH	408	62,613	64,473	1,860
Expiring 04/24/18	JPMorgan Chase	CNH	108	17,000	17,024	24
Colombian Peso,
Expiring 03/16/18	BNP Paribas	COP	178,795	63,123	62,834	(289)
Expiring 03/16/18	Citigroup Global Markets	COP	49,342	17,200	17,340	140
Expiring 03/16/18	Citigroup Global Markets	COP	90,409	31,628	31,772	144
Expiring 03/16/18	Citigroup Global Markets	COP	96,764	33,875	34,006	131
Expiring 03/16/18	Citigroup Global Markets	COP	110,075	37,000	38,683	1,683
Expiring 03/16/18	Citigroup Global Markets	COP	117,311	41,000	41,226	226
Expiring 03/16/18	JPMorgan Chase	COP	138,966	46,000	48,837	2,837
Expiring 03/16/18	JPMorgan Chase	COP	151,117	50,608	53,107	2,499
Czech Koruna,
Expiring 04/09/18	Citigroup Global Markets	CZK	1,198	56,987	59,067	2,080
Expiring 04/09/18	Citigroup Global Markets	CZK	1,198	56,994	59,067	2,073
Egyptian Pound,
Expiring 10/11/18	Citigroup Global Markets	EGP	1,174	63,020	63,652	632
Euro,
Expiring 04/26/18	Citigroup Global Markets	EUR	20	25,657	25,574	(83)
Expiring 04/26/18	JPMorgan Chase	EUR	10	12,000	11,916	(84)
Hungarian Forint,
Expiring 04/24/18	Citigroup Global Markets	HUF	38,732	154,116	155,711	1,595
Indian Rupee,
Expiring 04/24/18	Citigroup Global Markets	INR	1,735	27,000	26,990	(10)
Expiring 04/24/18	Citigroup Global Markets	INR	2,374	37,001	36,931	(70)
Expiring 04/24/18	Citigroup Global Markets	INR	13,280	206,057	206,573	516

Expiring 04/24/18	JPMorgan Chase	INR	15,774	244,380	245,368	988
Indonesian Rupiah,
Expiring 02/12/18	JPMorgan Chase	IDR	259,065	19,000	19,335	335
Expiring 02/12/18	JPMorgan Chase	IDR	1,950,113	142,499	145,540	3,041
Expiring 04/16/18	Citigroup Global Markets	IDR	334,645	24,940	24,861	(79)
Expiring 04/16/18	JPMorgan Chase	IDR	974,038	72,500	72,363	(137)
Israeli Shekel,
Expiring 04/24/18	Citigroup Global Markets	ILS	51	15,000	14,971	(29)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	4,310	39,600	39,680	80
Expiring 04/26/18	Citigroup Global Markets	JPY	4,339	40,000	39,945	(55)
Expiring 04/26/18	Citigroup Global Markets	JPY	6,903	63,100	63,555	455
Mexican Peso,
Expiring 03/27/18	Bank of America	MXN	1,779	94,617	94,727	110
Expiring 03/27/18	Barclays Capital Group	MXN	1,326	70,857	70,624	(233)
Expiring 03/27/18	Citigroup Global Markets	MXN	1,216	63,119	64,751	1,632
Expiring 03/27/18	JPMorgan Chase	MXN	590	31,561	31,409	(152)
Expiring 03/27/18	TD Securities	MXN	888	46,999	47,264	265
New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	676	23,000	23,215	215
Expiring 02/05/18	JPMorgan Chase	TWD	1,254	42,000	43,031	1,031
Expiring 02/05/18	Citigroup Global Markets	TWD	1,497	51,250	51,365	115
Expiring 02/05/18	Citigroup Global Markets	TWD	2,150	73,000	73,778	778
Expiring 02/05/18	Citigroup Global Markets	TWD	2,657	90,000	91,175	1,175
Expiring 02/05/18	Deutsche Bank AG	TWD	8,247	281,698	283,006	1,308
New Zealand Dollar,
Expiring 04/09/18	Citigroup Global Markets	NZD	27	20,000	19,858	(142)
Norwegian Krone,
Expiring 04/24/18	Citigroup Global Markets	NOK	1,404	179,254	182,654	3,400
Peruvian Nuevo Sol,
Expiring 04/10/18	Citigroup Global Markets	PEN	65	20,059	20,070	11
Philippine Peso,
Expiring 03/15/18	JPMorgan Chase	PHP	889	17,500	17,303	(197)
Expiring 03/15/18	JPMorgan Chase	PHP	1,014	20,000	19,734	(266)
Expiring 03/15/18	JPMorgan Chase	PHP	3,288	65,000	63,982	(1,018)
Polish Zloty,
Expiring 04/24/18	Citigroup Global Markets	PLN	411	120,879	123,107	2,228
Expiring 04/24/18	Citigroup Global Markets	PLN	433	127,229	129,575	2,346
Russian Ruble,
Expiring 04/09/18	Citigroup Global Markets	RUB	2,885	50,079	50,885	806
Expiring 04/09/18	JPMorgan Chase	RUB	6,572	113,720	115,937	2,217

Singapore Dollar,
Expiring 02/13/18	Citigroup Global Markets	SGD	50	38,005	38,439	434
Expiring 02/13/18	Citigroup Global Markets	SGD	62	47,342	47,230	(112)
Expiring 02/13/18	Citigroup Global Markets	SGD	65	48,642	49,277	635
Expiring 02/13/18	Citigroup Global Markets	SGD	84	63,196	63,987	791
Expiring 02/13/18	Citigroup Global Markets	SGD	84	63,197	64,007	810
Expiring 02/13/18	Citigroup Global Markets	SGD	84	63,343	64,111	768
Expiring 02/13/18	Citigroup Global Markets	SGD	117	88,310	88,858	548
Expiring 02/13/18	JPMorgan Chase	SGD	148	110,300	112,983	2,683
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	206	16,910	17,270	360
Expiring 03/12/18	Citigroup Global Markets	ZAR	566	46,305	47,501	1,196
Expiring 03/12/18	Citigroup Global Markets	ZAR	751	62,450	63,059	609
Expiring 03/12/18	JPMorgan Chase	ZAR	205	15,000	17,209	2,209
Expiring 03/12/18	JPMorgan Chase	ZAR	781	63,256	65,579	2,323
South Korean Won,
Expiring 02/13/18	JPMorgan Chase	KRW	32,748	30,090	30,672	582
Expiring 02/13/18	JPMorgan Chase	KRW	275,657	252,500	258,184	5,684
Swedish Krona,
Expiring 04/24/18	Citigroup Global Markets	SEK	692	87,665	88,272	607
Swiss Franc,
Expiring 04/26/18	Barclays Capital Group	CHF	13	14,000	14,066	66
Expiring 04/26/18	Citigroup Global Markets	CHF	71	76,150	76,468	318
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	1,163	37,000	37,140	140
Expiring 02/09/18	JPMorgan Chase	THB	1,544	47,500	49,319	1,819
Expiring 02/09/18	Citigroup Global Markets	THB	2,327	73,000	74,296	1,296
Expiring 02/09/18	Citigroup Global Markets	THB	2,742	86,000	87,565	1,565
Turkish Lira,
Expiring 03/12/18	Citigroup Global Markets	TRY	125	32,000	32,946	946
Expiring 03/12/18	Citigroup Global Markets	TRY	141	37,000	37,199	199
Expiring 03/12/18	JPMorgan Chase	TRY	227	57,500	59,817	2,317

				$6,252,102	$6,329,878	77,776

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 04/09/18	Bank of America	AUD	414	$324,915	$333,765	$(8,850)
Expiring 04/09/18	Citigroup Global Markets	AUD	42	33,000	33,706	(706)
Brazilian Real,
Expiring 02/02/18	Bank of America	BRL	961	303,348	301,668	1,680
British Pound,
Expiring 04/26/18	Bank of America	GBP	208	295,012	295,763	(751)
Expiring 04/26/18	Citigroup Global Markets	GBP	37	51,446	52,262	(816)
Canadian Dollar,
Expiring 04/09/18	Bank of America	CAD	348	279,087	282,862	(3,775)
Expiring 04/09/18	Citigroup Global Markets	CAD	37	30,000	30,264	(264)
Chinese Renminbi,
Expiring 04/24/18	Citigroup Global Markets	CNH	413	62,847	65,306	(2,459)
Colombian Peso,
Expiring 03/16/18	JPMorgan Chase	COP	290,217	95,000	101,991	(6,991)
Euro,
Expiring 04/26/18	Bank of America	EUR	61	74,776	75,746	(970)
Expiring 04/26/18	Bank of America	EUR	5	6,179	6,243	(64)
Expiring 04/26/18	Barclays Capital Group	EUR	31	39,000	39,015	(15)
Expiring 04/26/18	Citigroup Global Markets	EUR	7,726	9,631,444	9,646,718	(15,274)
Expiring 04/26/18	Citigroup Global Markets	EUR	52	64,999	65,311	(312)
Expiring 04/26/18	Citigroup Global Markets	EUR	36	45,000	45,116	(116)
Expiring 04/26/18	JPMorgan Chase	EUR	99	123,636	123,599	37
Expiring 11/27/19	JPMorgan Chase	EUR	97	121,492	121,341	151
Indian Rupee,
Expiring 03/15/18	Citigroup Global Markets	INR	3,882	77,000	75,532	1,468
Indonesian Rupiah,
Expiring 02/12/18	Citigroup Global Markets	AUD	637,320	47,000	47,564	(564)
Expiring 02/12/18	Citigroup Global Markets	IDR	268,720	20,000	20,055	(55)
Expiring 04/16/18	Barclays Capital Group	IDR	266,260	20,000	19,781	219
Israeli Shekel,
Expiring 04/24/18	Citigroup Global Markets	ILS	149	43,833	43,752	81
Expiring 04/24/18	Deutsche Bank AG	ILS	469	137,649	137,650	(1)
Japanese Yen,
Expiring 04/26/18	Citigroup Global Markets	JPY	10,640	97,936	97,951	(15)
Mexican Peso,
Expiring 03/27/18	Citigroup Global Markets	MXN	659	35,000	35,084	(84)
New Taiwanese Dollar,
Expiring 02/05/18	Citigroup Global Markets	TWD	1,906	64,000	65,422	(1,422)
Expiring 02/05/18	Citigroup Global Markets	TWD	473	16,000	16,239	(239)
Expiring 02/05/18	JPMorgan Chase	TWD	13,400	447,500	459,868	(12,368)
Expiring 02/05/18	JPMorgan Chase	TWD	701	24,000	24,041	(41)
Expiring 04/16/18	Citigroup Global Markets	TWD	734	24,940	25,266	(326)

Expiring 04/16/18	Deutsche Bank AG	TWD	8,247	283,149	284,024	(875)
New Zealand Dollar,
Expiring 04/09/18	Citigroup Global Markets	NZD	258	185,634	190,141	(4,507)
Expiring 04/09/18	Citigroup Global Markets	NZD	54	39,000	39,693	(693)
Norwegian Krone,
Expiring 04/24/18	Citigroup Global Markets	NOK	902	115,000	117,302	(2,302)
Philippine Peso,
Expiring 03/15/18	Barclays Capital Group	PHP	3,225	62,450	62,748	(298)
Expiring 03/15/18	Barclays Capital Group	PHP	662	13,000	12,886	114
Expiring 03/15/18	Citigroup Global Markets	PHP	3,211	63,200	62,481	719
Expiring 03/15/18	Citigroup Global Markets	PHP	2,618	51,250	50,941	309
Expiring 03/15/18	Citigroup Global Markets	PHP	2,301	45,001	44,764	237
Expiring 03/15/18	Deutsche Bank AG	PHP	3,489	68,637	67,882	755
Russian Ruble,
Expiring 04/09/18	Citigroup Global Markets	RUB	3,887	67,750	68,562	(812)
Singapore Dollar,
Expiring 02/13/18	Citigroup Global Markets	SGD	90	68,000	68,811	(811)
Expiring 02/13/18	JPMorgan Chase	SGD	281	207,500	214,025	(6,525)
South African Rand,
Expiring 03/12/18	Citigroup Global Markets	ZAR	787	63,185	66,043	(2,858)
Expiring 03/12/18	Citigroup Global Markets	ZAR	787	63,185	66,028	(2,843)
Expiring 03/12/18	JPMorgan Chase	ZAR	1,434	115,039	120,386	(5,347)
Expiring 03/12/18	JPMorgan Chase	ZAR	869	62,499	72,908	(10,409)
Expiring 03/12/18	JPMorgan Chase	ZAR	644	50,608	54,079	(3,471)
Expiring 03/12/18	JPMorgan Chase	ZAR	230	18,000	19,310	(1,310)
South Korean Won,
Expiring 02/13/18	Citigroup Global Markets	KRW	23,508	22,000	22,018	(18)
Expiring 02/13/18	JPMorgan Chase	KRW	58,777	54,000	55,051	(1,051)
Swedish Krona,
Expiring 04/24/18	Bank of America	SEK	1,549	193,849	197,673	(3,824)
Expiring 04/24/18	Citigroup Global Markets	SEK	243	31,000	31,073	(73)
Swiss Franc,
Expiring 04/26/18	Bank of America	CHF	478	509,106	517,049	(7,943)
Thai Baht,
Expiring 02/09/18	Citigroup Global Markets	THB	2,095	64,000	66,894	(2,894)
Expiring 02/09/18	Citigroup Global Markets	THB	422	13,000	13,475	(475)
Turkish Lira,
Expiring 03/12/18	Barclays Capital Group	TRY	121	32,000	31,963	37
Expiring 03/12/18	TD Securities	TRY	104	27,000	27,451	(451)

				$15,224,081	$15,334,542	(110,461)

						$(32,685)

Cross currency exchange contracts outstanding at January 31, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/09/2018	Buy	CAD	78	EUR	53	$(1,743)	JPMorgan Chase
04/09/2018	Buy	EUR	112	CAD	170	1,458	JPMorgan Chase
04/26/2018	Buy	CHF	176	EUR	152	233	Citigroup Global Markets

						$(52)

Credit default swap agreements outstanding at January 31, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at January 31, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.28.V2	12/20/22	1.000%(Q)		970	$(11,218)	$(5,089)	$6,129
CDX.NA.HY.29.V1	12/20/22	5.000%(Q)		120	9,945	10,758	813
ITRAXX.FINSR.28.V1	12/20/22	1.000%(Q)	EUR	125	4,061	4,527	466
ITRAXX.XO.28.V1	12/20/22	5.000%(Q)	EUR	95	13,837	14,531	694

					$16,625	$24,727	$8,102

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Swap Agreements outstanding at January 31, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP 290	01/15/23	3.275%(T)	U.K. Retail Price Index(1)(T)	$(88)	$163	$251
GBP 260	01/15/28	3.390%(T)	U.K. Retail Price Index(2)(T)	67	148	81

				$(21)	$311	$332

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at January 31, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$(7,589)	$(7,589)
BRL	3,065	01/04/21	9.175%(T)	1 Day BROIS(2)(T)	—	14,607	14,607
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	2,412	2,412

CAD	5,350	01/09/20	1.716%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(14,644)	(39,100)	(24,456)
CAD	1,260	05/08/22	1.367%(S)	3 Month Canadian Bankers Acceptance(1)(S)	27,955	43,180	15,225
CAD	430	11/21/22	2.015%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(940)	(6,575)	(5,635)
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(508)	(508)
CAD	50	05/30/47	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1,614)	(4,202)	(2,588)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Bankers Acceptance(1)(S)	—	661	661
EUR	520	01/11/20	(0.155%)(A)	6 Month EURIBOR(1)(S)	—	250	250
EUR	915	05/11/20	(0.054%)(A)	6 Month EURIBOR(2)(S)	1,838	499	(1,339)
EUR	540	11/23/22	0.197%(A)	6 Month EURIBOR(1)(S)	(599)	7,687	8,286
EUR	420	01/11/23	0.286%(A)	6 Month EURIBOR(2)(S)	—	(4,443)	(4,443)
EUR	105	01/11/28	0.865%(A)	6 Month EURIBOR(1)(S)	—	2,410	2,410
EUR	215	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	2,748	7,628	4,880
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	(1,595)	(7,517)
EUR	150	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,566	1,566
EUR	150	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,638)	(1,638)
GBP	490	11/21/22	1.076%(S)	6 Month GBP LIBOR(1)(S)	(1,067)	6,127	7,194
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	15,273	(11,845)	(27,118)
GBP	420	05/08/37	1.450%(S)	6 Month GBP LIBOR(2)(S)	(3,902)	(27,332)	(23,430)
GBP	290	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	6,890	28,740	21,850
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	9,516	(221)
JPY	73,000	11/24/22	0.096%(S)	6 Month JPY LIBOR(1)(S)	(93)	1,220	1,313
JPY	11,500	01/04/23	0.115%(S)	6 Month JPY LIBOR(2)(S)	—	(132)	(132)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	(2,988)	(2,988)
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	(4,605)	(4,605)
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	(19,663)	(19,663)
JPY	4,500	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	(197)	(197)
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	(2,822)	(2,822)
MXN	7,650	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(2)	(2,526)	(2,524)
NOK	13,900	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	(2,293)	(27,747)	(25,454)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	2,525	(3,225)
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	(28,005)	(8,479)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	1,965	(2,113)
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	(5,973)	(5,622)
	5,535	12/05/18	1.800%(S)	3 Month LIBOR(1)(Q)	3,666	7,610	3,944
	6,100	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	47,587	60,134	12,547
	1,600	12/05/19	1.990%(S)	3 Month LIBOR(1)(Q)	(1,457)	(7,403)	(5,946)
	2,970	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	8,801	12,522	3,721
	2,120	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	4,938	4,938
	1,600	12/05/20	2.090%(S)	3 Month LIBOR(2)(Q)	(3,509)	(14,582)	(11,073)
	400	12/05/21	2.160%(S)	3 Month LIBOR(2)(Q)	(1,648)	(5,089)	(3,441)
	485	12/05/22	2.210%(S)	3 Month LIBOR(2)(Q)	1,015	7,778	6,763
	1,595	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,002	34,520	23,518
	590	12/05/24	2.290%(S)	3 Month LIBOR(1)(Q)	1,698	13,081	11,383
	170	12/05/27	2.370%(S)	3 Month LIBOR(1)(Q)	1,155	4,876	3,721
	240	12/05/32	2.500%(S)	3 Month LIBOR(2)(Q)	(1,218)	(8,849)	(7,631)
	50	12/05/37	2.550%(S)	3 Month LIBOR(2)(Q)	(315)	(2,135)	(1,820)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	4,908	4,908
	35	12/05/47	2.570%(S)	3 Month LIBOR(1)(Q)	234	1,768	1,534
ZAR	15,360	01/09/20	7.000%(Q)	3 Month JIBAR(1)(Q)	—	(170)	(170)
ZAR	16,280	01/09/21	7.400%(Q)	3 Month JIBAR(2)(Q)	—	(364)	(364)

ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	8,776	5,308

					$105,639	$53,827	$(51,812)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$1,095	$—	$1,095	JPMorgan Chase
COP	485,000	12/20/27	5.970%(Q)	1 Day COOIS(2)(Q)	(115)	—	(115)	JPMorgan Chase

					$980	$—	$980

A security with a market value of $624,965 has been segregated with JPMorgan to cover requirements for open centrally cleared swap contracts at January 31, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,251,877	$—
Commercial Mortgage-Backed Securities	—	1,413,632	—
Corporate Bonds
Brazil	—	137,022	—
Canada	—	230,778	—
China	—	124,830	—
France	—	139,582	—
Germany	—	525,311	—
Italy	—	390,757	—
Mexico	—	295,491	—
Netherlands	—	162,205	—
Russia	—	148,729	—
Spain	—	130,017	—
Supranational Bank	—	265,411	—
Switzerland	—	206,630	—
United Kingdom	—	410,218	—
United States	—	2,519,476	—
Sovereign Bonds
Argentina	—	381,478	—
Austria	—	163,078	—
Belgium	—	164,751	—
Brazil	—	203,000	—
Bulgaria	—	138,123	—
Canada	—	126,676	—
Chile	—	127,694	—
Colombia	—	288,538	—
Croatia	—	225,338	—
Cyprus	—	471,253	—
Dominican Republic	—	107,375	—
France	—	379,952	—
Germany	—	1,155,022	—
Greece	—	453,092	—
Hungary	—	182,890	—
Indonesia	—	206,240	—
Ireland	—	376,900	—
Israel	—	126,266	—
Italy	—	1,506,464	—
Malaysia	—	115,698	—
Mexico	—	515,663	—
New Zealand	—	155,095	—
Panama	—	207,800	—
Peru	—	136,695	—
Poland	—	215,951	—
Portugal	—	506,277	—
Romania	—	135,656	—
Saudi Arabia	—	195,500	—
Spain	—	1,668,970	—
Sweden	—	341,283	—
Turkey	—	134,554	—
United Arab Emirates	—	194,400	—

Uruguay	—	106,100	—
U.S. Government Agency Obligations	—	175,256	—
U.S. Treasury Obligations	—	4,513,378	—
Affiliated Mutual Fund	1,581,132	—	—
Options Purchased	67	—	—
Options Written	(44)	—	—
Other Financial Instruments*
Futures Contracts	(8,659)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(32,685)	—
OTC Cross Currency Exchange Contracts	—	(52)	—
Centrally Cleared Credit Default Swap Agreements	—	8,102	—
Centrally Cleared Inflation Swaps Agreements	—	332	—
Centrally Cleared Interest Rate Swap Agreements	—	(51,812)	—
OTC Interest Rate Swap Agreements	—	980	—

Total	$1,572,496	$24,379,237	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2018 were as follows:

Sovereign Bonds	45.7%
U.S. Treasury Obligations	18.1
Affiliated Mutual Fund	6.3
Commercial Mortgage-Backed Securities	5.7
Collateralized Loan Obligations	5.0
Banks	4.3
Electric	2.9
Oil & Gas	2.8
Auto Manufacturers	1.7
Insurance	1.6
Media	1.4
Multi-National	1.1
Commercial Services	0.9
Pharmaceuticals	0.9

Biotechnology	0.8%
U.S. Government Agency Obligation	0.7
Entertainment	0.6
Healthcare-Products	0.5
Packaging & Containers	0.5
Apparel	0.5
Software	0.4
Pipelines	0.4
Foods	0.4
Retail	0.4
Transportation	0.3
Healthcare-Services	0.3
Options Purchased	0.0 *

104.2
Options Written	(0.0)*
Liabilities in excess of other assets	(4.2)

100.0%

*	Less than +/- 0.05%

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Index
CDX	Credit Derivative Index
CPI	Consumer Price Index
HICP	Harmonized Index of Consumer Prices
ITRAXX	International Credit Derivative Index

Other
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
Bobl	Bundesobligationen (German Government Bonds)
bps	Basis Points
BROIS	Brazil Overnight Interbank Deposit

BUBOR	Budapest Interbank Offered Rate
CABs	Capital Appreciation Bonds
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp
GMTN	Global Medium Term Note
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimiilables du Tresor (French Treasury Bond)
OTC	Over-the-counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
SAIBOR	Saudi Arabian Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TAIBOR	Taiwan Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

Notes to Schedule of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.